John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 64.8%
Communication services – 7.4%
Interactive media and services – 7.4%
Alphabet, Inc., Class A (A)	108,715	$41,348,663
Alphabet, Inc., Class C	63,830	24,027,527
Meta Platforms, Inc., Class A	62,658	39,631,812
		105,008,002
Consumer discretionary – 7.2%
Broadline retail – 5.1%
Amazon.com, Inc. (A)(B)	267,705	72,451,682
Hotels, restaurants and leisure – 2.1%
DoorDash, Inc., Class A (B)	68,470	10,906,586
Starbucks Corp.	90,627	8,986,573
Yum! Brands, Inc. (A)	65,671	9,716,024
		29,609,183
		102,060,865
Consumer staples – 1.5%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	719,271	21,599,708
Energy – 1.6%
Energy equipment and services – 0.2%
SLB, Ltd.	54,944	2,997,195
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	260,605	11,823,649
Chevron Corp.	15,793	2,881,591
ConocoPhillips	40,017	4,561,138
		19,266,378
		22,263,573
Financials – 4.5%
Capital markets – 1.1%
Ares Management Corp., Class A	9,395	1,207,258
KKR & Company, Inc.	71,600	6,869,304
MSCI, Inc.	12,200	7,702,836
		15,779,398
Financial services – 2.6%
Mastercard, Inc., Class A (A)	47,617	23,521,846
Visa, Inc., Class A (A)	41,175	13,437,873
		36,959,719
Insurance – 0.8%
Arthur J. Gallagher & Company	26,022	5,233,284
Ryan Specialty Holdings, Inc.	39,791	1,267,343
Willis Towers Watson PLC	19,113	4,771,943
		11,272,570
		64,011,687
Health care – 11.9%
Biotechnology – 4.3%
Alnylam Pharmaceuticals, Inc. (B)	43,310	13,078,754
Apogee Therapeutics, Inc. (B)	114,300	9,388,602
Ascendis Pharma A/S (B)	66,830	14,977,271
BioNTech SE, ADR (B)	11,036	1,058,904
CG Oncology, Inc. (B)	52,918	3,296,262
Contra Arcellx, Inc. (B)(C)	29,772	2,084
Cytokinetics, Inc. (B)	125,455	9,629,926
Denali Therapeutics, Inc. (B)	65,294	1,373,786
Dyne Therapeutics, Inc. (B)	68,051	1,315,426
Erasca, Inc. (B)	147,410	1,892,744
Kymera Therapeutics, Inc. (B)	28,378	2,310,537
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vaxcyte, Inc. (B)	59,801	$3,073,771
		61,398,067
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company	77,413	11,389,001
Health care providers and services – 2.3%
Cencora, Inc.	92,938	25,033,780
UnitedHealth Group, Inc.	20,118	7,651,077
		32,684,857
Life sciences tools and services – 4.5%
Danaher Corp.	94,151	17,198,563
Revvity, Inc.	236,134	24,687,810
Waters Corp. (B)	56,095	21,516,359
		63,402,732
		168,874,657
Industrials – 2.4%
Aerospace and defense – 1.1%
Arxis, Inc. (B)	28,888	1,297,938
Lockheed Martin Corp.	16,900	8,964,605
Woodward, Inc.	15,452	5,408,664
		15,671,207
Commercial services and supplies – 0.5%
Veralto Corp.	81,800	6,726,414
Machinery – 0.8%
Ingersoll Rand, Inc.	166,480	11,926,627
		34,324,248
Information technology – 22.5%
Communications equipment – 0.5%
Arista Networks, Inc. (B)	43,737	6,974,739
Electronic equipment, instruments and components – 0.2%
TE Connectivity PLC	10,049	2,144,557
Semiconductors and semiconductor equipment – 11.0%
Advanced Micro Devices, Inc. (B)	56,439	29,128,168
Broadcom, Inc.	96,982	43,328,648
Cerebras Systems, Inc. (B)	1,881	445,778
Micron Technology, Inc.	14,257	13,843,547
NVIDIA Corp. (A)	207,761	43,866,658
Taiwan Semiconductor Manufacturing Company, Ltd.	351,000	26,003,932
		156,616,731
Software – 8.6%
Aurora Innovation, Inc. (B)	3,428,561	25,165,638
Bentley Systems, Inc., Class B (D)	130,805	4,269,475
Cadence Design Systems, Inc. (B)	14,800	5,548,964
Microsoft Corp. (A)	137,234	61,788,236
PTC, Inc. (A)(B)	148,621	20,618,191
Synopsys, Inc. (B)	11,400	5,422,068
		122,812,572
Technology hardware, storage and peripherals – 2.2%
Apple, Inc.	98,791	30,828,719
		319,377,318
Utilities – 5.8%
Electric utilities – 0.9%
PPL Corp.	377,930	13,374,943
Multi-utilities – 4.9%
Ameren Corp.	142,375	15,372,229
CenterPoint Energy, Inc.	819,295	34,623,407

1

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	419,855	$19,405,698
		69,401,334
		82,776,277
TOTAL COMMON STOCKS (Cost $773,413,115)		$920,296,335
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.1%
U.S. Government – 15.1%
U.S. Treasury Notes
3.500%, 11/30/2030 to 02/28/2031	$73,047,600	71,129,366
3.625%, 10/31/2030 to 12/31/2030	52,824,300	51,755,187
3.750%, 01/31/2031 to 02/28/2033	40,222,000	39,224,791
3.875%, 03/31/2031 to 12/31/2032	39,976,000	39,329,392
4.000%, 01/31/2033	14,052,000	13,834,633
		215,273,369
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $217,923,355)		$215,273,369
CORPORATE BONDS - 8.1%
Consumer discretionary - 2.0%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (E)	2,462,000	2,260,038
3.750%, 05/01/2029 (E)	1,874,000	1,809,574
4.000%, 05/01/2031 (E)	2,919,000	2,767,503
4.875%, 01/15/2030	1,701,000	1,682,504
5.500%, 03/31/2034 (E)	1,508,000	1,501,122
5.750%, 09/15/2033 (E)	1,622,000	1,636,364
5.875%, 04/01/2029 (E)	904,000	917,839
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	838,000	837,703
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (E)	2,906,000	2,902,954
Life Time, Inc. 6.000%, 11/15/2031 (E)	739,000	749,705
Service Corp. International
3.375%, 08/15/2030	516,000	479,770
4.625%, 12/15/2027	109,000	108,603
5.750%, 10/15/2032	687,000	692,578
Vail Resorts, Inc.
5.625%, 07/15/2030 (E)	178,000	178,445
6.500%, 05/15/2032 (E)	616,000	627,567
Yum! Brands, Inc.
3.625%, 03/15/2031	1,172,000	1,090,038
4.625%, 01/31/2032	2,094,000	2,010,892
4.750%, 01/15/2030 (E)	938,000	924,856
5.350%, 11/01/2043	1,683,000	1,603,448
5.375%, 04/01/2032	2,564,000	2,560,561
6.875%, 11/15/2037	735,000	807,296
		28,149,360
Energy - 0.0%
Murphy Oil USA, Inc.
3.750%, 02/15/2031 (E)	150,000	139,769
5.875%, 06/01/2034 (E)	289,000	290,044
		429,813
Financials - 2.2%
AmWINS Group, Inc. 6.375%, 02/15/2029 (E)	741,000	749,614
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (E)	2,751,000	2,719,481
HUB International, Ltd.
5.625%, 12/01/2029 (E)	1,498,000	1,475,727
7.250%, 06/15/2030 (E)	12,118,000	12,438,509
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HUB International, Ltd. (continued)
7.375%, 01/31/2032 (E)	$6,929,000	$7,098,345
MSCI, Inc. 5.250%, 09/01/2035	1,817,000	1,790,175
Ryan Specialty LLC
4.375%, 02/01/2030 (E)	511,000	495,148
5.875%, 08/01/2032 (E)	1,318,000	1,309,190
USI, Inc. 7.500%, 01/15/2032 (E)	2,730,000	2,779,282
		30,855,471
Health care - 0.2%
IQVIA, Inc.
5.000%, 05/15/2027 (E)	877,000	876,578
6.500%, 05/15/2030 (E)	628,000	644,169
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (E)	507,000	508,187
		2,028,934
Industrials - 1.6%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (E)	472,000	461,199
5.950%, 08/04/2033	693,000	708,708
Korn Ferry 4.625%, 12/15/2027 (E)	600,000	595,470
TransDigm, Inc.
4.625%, 01/15/2029	951,000	936,864
6.125%, 07/31/2034 (E)	1,164,000	1,159,187
6.250%, 01/31/2034 (E)	198,000	202,654
6.375%, 03/01/2029 (E)	3,998,000	4,076,501
6.375%, 05/31/2033 (E)	3,934,000	3,971,772
6.625%, 03/01/2032 (E)	5,051,000	5,195,121
6.750%, 08/15/2028 (E)	573,000	580,073
6.750%, 01/31/2034 (E)	2,942,000	3,015,109
7.125%, 12/01/2031 (E)	2,249,000	2,335,767
		23,238,425
Information technology - 0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	143,038
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (E)	907,000	894,961
Fair Isaac Corp. 6.000%, 05/15/2033 (E)	892,000	883,348
PTC, Inc. 4.000%, 02/15/2028 (E)	834,000	819,898
		2,741,245
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	2,435,000	2,335,324
3.875%, 02/15/2027	2,075,000	2,058,252
SBA Tower Trust 6.599%, 01/15/2028 (E)	68,000	68,832
		4,462,408
Utilities - 1.6%
Alliant Energy Corp. 5.750%, (5.750% to 4-1-31, then 5 Year CMT + 2.077%), 04/01/2056	471,000	465,670
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	3,379,000	3,368,570
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	3,351,000	3,323,036
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	2,918,000	2,917,233

2

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	$2,678,000	$2,688,158
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	2,142,000	2,138,931
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	4,607,000	4,640,903
The Southern Company 6.000%, (6.000% to 4-1-33, then 5 Year CMT + 1.993%), 04/01/2058	3,473,000	3,495,147
		23,037,648
TOTAL CORPORATE BONDS (Cost $113,377,770)		$114,943,304
TERM LOANS (F) – 8.7%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.334%, 11/08/2030	5,021,965	5,042,706
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 6.450%, 08/26/2031	4,726,719	4,729,697
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.370%, 05/24/2030	867,580	870,235
		10,642,638
Financials – 3.9%
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%) 5.620%, 01/30/2032	10,576,174	10,550,474
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%) 6.120%, 06/13/2031	10,561,405	10,416,185
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%) 5.620%, 05/19/2031	4,463,168	4,456,652
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.700%, 10/18/2032	497,000	498,451
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 06/20/2030	18,555,017	18,592,498
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%) 5.950%, 12/31/2030	2,734,182	2,741,099
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.620%, 09/15/2031	141,922	141,993
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.950%, 09/29/2030	4,152,860	4,151,116
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.950%, 11/21/2029	4,142,631	4,142,631
		55,691,099
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.620%, 01/21/2030	3,935,330	3,936,747
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Industrials – 1.0%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.403%, 10/21/2028	EUR	1,322,211	1,548,009
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.500%) 6.120%, 10/21/2028		$5,090,550	5,095,844
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.870%, 03/22/2030		6,887,287	6,902,370
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%) 6.120%, 02/13/2033		751,000	752,750
			14,298,973
Information technology – 2.5%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 5.950%, 02/24/2031		20,327,169	20,133,451
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.200%, 02/23/2032		2,807,401	2,773,824
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 6.620%, 12/11/2028		229,075	225,836
Bending Spoons US, Inc., Term Loan (1 month CME Term SOFR + 5.875%) 9.518%, 03/07/2031		4,173,000	4,011,296
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.875%) 9.518%, 03/07/2031		209,290	201,965
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.120%, 10/09/2029		3,749,108	3,700,669
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.120%, 05/30/2031		2,996,217	2,955,019
Icon Parent, Inc., 2025 Repriced Term Loan TBD 11/13/2031 (G)		197,488	188,574
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.870%, 04/16/2031		1,588,723	1,548,608
			35,739,242
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.380%, 01/25/2031		2,685,601	2,690,892
TOTAL TERM LOANS (Cost $123,092,842)			$122,999,591
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 3.5217% (H)(I)		403,888	$4,039,158
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5525% (H)		18,924,484	18,924,484
T. Rowe Price Government Reserve Fund, 3.6587% (H)		35,926,224	35,926,224
TOTAL SHORT-TERM INVESTMENTS (Cost $58,889,877)			$58,889,866
Total Investments (Capital Appreciation Value Fund) (Cost $1,286,696,959) – 100.8%			$1,432,402,465
Other assets and liabilities, net – (0.8%)			(11,739,435)
TOTAL NET ASSETS – 100.0%			$1,420,663,030
Currency Abbreviations
EUR	Euro

3

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $3,941,280.
Capital Appreciation Value Fund (continued)
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 5-31-26.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Advanced Micro Devices, Inc.	USD	310.00	Jan 2027	27	2,700	$104,637	$(641,002)
JPM	Advanced Micro Devices, Inc.	USD	320.00	Jan 2027	27	2,700	97,760	(621,239)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	22	2,200	60,533	(153,733)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	39	3,900	133,224	(272,526)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	22	2,200	54,811	(139,972)
JPM	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	53,762	(127,080)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	49,529	(127,080)
JPM	Alphabet, Inc., Class A	USD	370.00	Jan 2027	22	2,200	47,666	(115,068)
JPM	Alphabet, Inc., Class A	USD	380.00	Jan 2027	22	2,200	42,241	(103,935)
JPM	Alphabet, Inc., Class A	USD	400.00	Jan 2027	40	4,000	110,084	(153,179)
JPM	Alphabet, Inc., Class A	USD	415.00	Jan 2027	40	4,000	94,709	(130,277)
JPM	Alphabet, Inc., Class C	USD	430.00	Jun 2027	22	2,200	97,176	(90,256)
JPM	Alphabet, Inc., Class C	USD	440.00	Jun 2027	23	2,300	94,267	(87,095)
JPM	Alphabet, Inc., Class C	USD	450.00	Jun 2027	23	2,300	88,195	(80,368)
JPM	Alphabet, Inc., Class C	USD	460.00	Jun 2027	23	2,300	80,065	(74,147)
UBS	Amazon.com, Inc.	USD	300.00	Jan 2027	37	3,700	81,739	(79,752)
UBS	Amazon.com, Inc.	USD	305.00	Jan 2027	37	3,700	75,504	(73,739)
UBS	Amazon.com, Inc.	USD	310.00	Jan 2027	37	3,700	69,806	(68,139)
UBS	Amazon.com, Inc.	USD	315.00	Jan 2027	37	3,700	64,293	(62,933)
UBS	Amazon.com, Inc.	USD	320.00	Jan 2027	37	3,700	58,964	(58,101)
UBS	Amazon.com, Inc.	USD	300.00	Jun 2027	31	3,100	98,919	(103,925)
UBS	Amazon.com, Inc.	USD	310.00	Jun 2027	36	3,600	102,681	(108,368)
UBS	Amazon.com, Inc.	USD	320.00	Jun 2027	36	3,600	91,915	(97,244)
UBS	Amazon.com, Inc.	USD	330.00	Jun 2027	36	3,600	81,881	(87,229)
BOA	Apple, Inc.	USD	300.00	Jan 2027	64	6,400	91,617	(230,645)
BOA	Apple, Inc.	USD	340.00	Jun 2027	31	3,100	81,353	(83,759)
BOA	Apple, Inc.	USD	350.00	Jun 2027	31	3,100	69,689	(72,046)
BOA	Apple, Inc.	USD	360.00	Jun 2027	31	3,100	59,583	(61,769)
BOA	Apple, Inc.	USD	370.00	Jun 2027	31	3,100	50,717	(52,813)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	40	4,000	187,553	(424,855)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	30	3,000	138,000	(318,645)
GSI	Broadcom, Inc.	USD	410.00	Jan 2027	40	4,000	164,701	(382,447)
JPM	Canadian Natural Resources, Ltd.	USD	50.00	Jan 2027	92	9,200	25,383	(28,708)
JPM	Canadian Natural Resources, Ltd.	USD	52.50	Jan 2027	92	9,200	18,185	(22,510)
JPM	Canadian Natural Resources, Ltd.	USD	55.00	Jan 2027	92	9,200	12,805	(17,616)
JPM	Canadian Natural Resources, Ltd.	USD	57.50	Jan 2027	92	9,200	9,723	(13,767)
BARC	Chevron Corp.	USD	200.00	Jun 2027	31	3,100	40,922	(42,822)
BARC	Chevron Corp.	USD	210.00	Jun 2027	31	3,100	30,212	(33,559)
BARC	Chevron Corp.	USD	220.00	Jun 2027	31	3,100	23,534	(26,246)
BARC	Chevron Corp.	USD	230.00	Jun 2027	31	3,100	19,339	(20,549)
NOM	DoorDash, Inc., Class A	USD	230.00	Jan 2027	27	2,700	84,294	(26,490)
BOA	DoorDash, Inc., Class A	USD	175.00	Mar 2027	45	4,500	115,075	(126,003)
BOA	DoorDash, Inc., Class A	USD	180.00	Mar 2027	45	4,500	107,047	(117,883)
BOA	DoorDash, Inc., Class A	USD	185.00	Mar 2027	45	4,500	99,495	(110,217)
BOA	DoorDash, Inc., Class A	USD	190.00	Mar 2027	45	4,500	92,360	(102,985)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	26	2,600	20,515	(6,163)
4

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	21	2,100	$15,022	$(4,978)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	18	1,800	13,433	(4,267)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	26	2,600	16,170	(4,542)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	21	2,100	11,842	(3,669)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	18	1,800	10,167	(3,144)
GSI	Ingersoll Rand, Inc.	USD	80.00	Mar 2027	61	6,100	32,880	(44,280)
GSI	Ingersoll Rand, Inc.	USD	85.00	Mar 2027	61	6,100	24,445	(34,878)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	24	2,400	39,168	—
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	10	1,000	34,829	(16,735)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	18	1,800	48,366	(30,123)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2027	17	1,700	51,472	(24,570)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	17	1,700	41,423	(18,246)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	10	1,000	24,811	(10,733)
BARC	Mastercard, Inc., Class A	USD	550.00	Jun 2027	15	1,500	53,735	(57,755)
BARC	Mastercard, Inc., Class A	USD	560.00	Jun 2027	15	1,500	46,249	(52,609)
BARC	Mastercard, Inc., Class A	USD	580.00	Jun 2027	15	1,500	37,879	(43,499)
BARC	Mastercard, Inc., Class A	USD	590.00	Jun 2027	15	1,500	35,189	(39,497)
WFB	Meta Platforms, Inc., Class A	USD	740.00	Jun 2027	20	2,000	138,856	(139,362)
WFB	Meta Platforms, Inc., Class A	USD	760.00	Jun 2027	20	2,000	127,025	(127,868)
WFB	Microsoft Corp.	USD	470.00	Jun 2027	21	2,100	89,980	(121,231)
WFB	Microsoft Corp.	USD	490.00	Jun 2027	21	2,100	75,831	(104,576)
WFB	Microsoft Corp.	USD	500.00	Jun 2027	21	2,100	71,956	(96,987)
WFB	Revvity, Inc.	USD	105.00	Dec 2026	20	2,000	21,181	(21,181)
WFB	Revvity, Inc.	USD	110.00	Dec 2026	20	2,000	16,976	(16,976)
WFB	Revvity, Inc.	USD	115.00	Dec 2026	20	2,000	13,372	(13,372)
WFB	Revvity, Inc.	USD	120.00	Dec 2026	20	2,000	10,368	(10,368)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	81	8,100	67,369	(64,742)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	24	2,400	18,443	(19,183)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	23	2,300	18,211	(18,384)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	40	4,000	31,480	(31,971)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	81	8,100	54,161	(50,230)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	24	2,400	14,945	(14,883)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	23	2,300	14,779	(14,263)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	24	2,400	11,178	(11,468)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	23	2,300	11,118	(10,990)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	135	13,500	91,268	(64,506)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jun 2027	15	1,500	59,700	(58,912)
CITI	UnitedHealth Group, Inc.	USD	440.00	Jun 2027	15	1,500	49,695	(49,013)
CITI	UnitedHealth Group, Inc.	USD	450.00	Jun 2027	14	1,400	42,028	(41,667)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jun 2027	15	1,500	41,325	(40,637)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	35	3,500	39,795	(3)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	13	1,300	28,444	(27,527)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	25	2,500	40,550	(52,937)
CITI	Visa, Inc., Class A	USD	360.00	Jan 2027	25	2,500	45,175	(38,739)
CITI	Visa, Inc., Class A	USD	365.00	Jan 2027	13	1,300	19,292	(18,069)
CITI	Visa, Inc., Class A	USD	375.00	Jan 2027	25	2,500	33,175	(27,788)
GSI	Visa, Inc., Class A	USD	360.00	Jun 2027	22	2,200	48,005	(55,547)
GSI	Visa, Inc., Class A	USD	370.00	Jun 2027	22	2,200	39,625	(47,617)
GSI	Visa, Inc., Class A	USD	380.00	Jun 2027	22	2,200	34,636	(40,648)
GSI	Visa, Inc., Class A	USD	390.00	Jun 2027	22	2,200	28,218	(34,576)
WFB	Waters Corp.	USD	380.00	Jan 2027	13	1,300	46,000	(66,807)
WFB	Waters Corp.	USD	390.00	Jan 2027	13	1,300	37,818	(60,149)
WFB	Waters Corp.	USD	400.00	Jan 2027	13	1,300	32,366	(53,936)
WFB	Waters Corp.	USD	410.00	Jan 2027	13	1,300	28,472	(48,195)
UBS	Yum! Brands, Inc.	USD	165.00	Jan 2027	44	4,400	35,052	(24,810)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	3,886	(1,474)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	4,304	(1,474)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	23	2,300	15,894	(5,651)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,144	(1,099)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,505	(1,099)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	23	2,300	12,925	(4,212)
UBS	Yum! Brands, Inc.	USD	165.00	Jun 2027	19	1,900	16,954	(17,518)
UBS	Yum! Brands, Inc.	USD	170.00	Jun 2027	19	1,900	13,755	(14,631)
UBS	Yum! Brands, Inc.	USD	175.00	Jun 2027	19	1,900	11,031	(12,228)
5

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	Yum! Brands, Inc.	USD	180.00	Jun 2027	19	1,900	$8,568	$(10,249)
							$5,735,377	$(8,182,162)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
NOM	Nomura Global Financial Products, Inc.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.7%
U.S. Government – 26.8%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,288,000	$1,422,403
1.375%, 11/15/2040 to 08/15/2050	40,952,000	21,727,641
1.625%, 11/15/2050	14,697,000	7,601,679
1.750%, 08/15/2041	18,120,000	12,072,450
2.000%, 11/15/2041	41,991,000	28,913,100
2.250%, 08/15/2049	14,898,000	9,185,548
2.375%, 02/15/2042	18,837,000	13,665,655
3.000%, 02/15/2048 to 02/15/2049	36,935,000	26,812,539
4.625%, 02/15/2046	9,889,000	9,443,995
4.750%, 02/15/2056	43,613,000	42,032,036
5.000%, 05/15/2046	21,996,000	22,057,864
U.S. Treasury Notes
3.500%, 02/28/2031	11,279,000	10,974,996
3.625%, 03/31/2030 to 12/31/2030	61,076,000	59,856,276
3.750%, 04/30/2028 to 06/30/2030	45,585,000	45,173,905
3.875%, 03/31/2028 to 08/31/2032	39,896,000	39,449,408
4.000%, 05/31/2028 to 01/31/2033	46,652,000	46,389,860
4.125%, 10/31/2027 to 05/31/2031	26,065,000	26,077,339
4.250%, 05/31/2033	12,195,000	12,170,229
4.375%, 05/15/2036	6,911,000	6,875,365
4.875%, 10/31/2028	9,562,000	9,743,902
		451,646,190
U.S. Government Agency – 27.9%
Federal Home Loan Mortgage Corp.
2.000%, 10/01/2031	1,011,430	962,430
2.500%, 07/01/2033 to 04/01/2052	35,556,608	30,669,830
3.000%, 09/01/2030 to 01/01/2050	32,484,628	29,490,440
3.587%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.622%), 02/01/2050 (A)	825,926	830,828
4.000%, 03/01/2050	3,033,475	2,894,197
4.169%, (30 day Average SOFR + 2.306%), 05/01/2053 (A)	2,540,695	2,577,885
4.500%, 06/01/2039 to 11/01/2040	13,141,918	13,012,144
4.715%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	1,133,142	1,133,730
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.795%, (30 day Average SOFR + 2.146%), 01/01/2055 (A)	$1,393,146	$1,399,436
4.935%, (30 day Average SOFR + 2.259%), 02/01/2054 (A)	529,006	531,306
4.950%, (30 day Average SOFR + 2.140%), 02/01/2056 (A)	2,426,552	2,430,450
5.000%, 05/01/2056	6,737,000	6,644,287
5.170%, (30 day Average SOFR + 2.202%), 06/01/2055 (A)	1,185,516	1,194,543
5.305%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	861,733	868,952
5.314%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	664,182	670,993
5.378%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	423,684	428,363
5.423%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	1,123,109	1,135,622
5.500%, 05/01/2055	6,565,436	6,636,810
5.559%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	1,128,533	1,143,141
6.000%, 09/01/2054 to 06/01/2055	16,315,958	16,914,395
6.500%, 10/01/2054 to 10/01/2055	1,721,331	1,825,381
Federal National Mortgage Association
2.000%, 02/01/2031 to 04/01/2042	15,191,671	13,740,477
2.500%, 08/01/2041 to 05/01/2052	21,129,477	18,218,404
2.749%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	642,076	617,203
3.000%, 10/01/2030 to 02/01/2055	80,188,998	72,678,477
4.000%, 01/01/2027 to 12/01/2048	2,764,107	2,658,342
4.090%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,174,464	1,198,013
4.130%, (30 day Average SOFR + 2.125%), 11/01/2052 (A)	949,911	966,182
4.131%, (30 day Average SOFR + 2.135%), 10/01/2052 (A)	3,227,559	3,284,615

6

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.325%, (30 day Average SOFR + 2.158%), 01/01/2055 (A)	$1,318,561	$1,347,032
4.364%, (30 day Average SOFR + 2.126%), 07/01/2052 (A)	1,345,655	1,341,666
4.500%, 11/01/2040 to 02/01/2046	6,586,325	6,512,250
4.582%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	1,547,978	1,550,462
4.624%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	784,623	786,088
4.671%, (30 day Average SOFR + 2.298%), 04/01/2053 (A)	5,507,326	5,517,233
4.965%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	1,292,815	1,294,755
5.000%, TBA (B)	36,100,000	35,530,299
5.016%, (30 day Average SOFR + 2.300%), 04/01/2056 (A)	788,926	791,049
5.161%, (30 day Average SOFR + 2.318%), 02/01/2055 (A)	1,736,846	1,755,935
5.288%, (30 day Average SOFR + 2.339%), 08/01/2054 (A)	1,535,150	1,555,219
5.500%, TBA (B)	27,900,000	27,998,625
5.500%, 02/01/2054 to 07/01/2055	31,330,135	31,655,665
5.578%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	1,145,845	1,167,729
5.597%, (30 day Average SOFR + 2.080%), 12/01/2053 (A)	681,116	693,586
6.000%, 12/01/2053 to 11/01/2055	26,634,541	27,594,230
6.500%, 09/01/2054 to 11/01/2055	3,121,770	3,308,721
Government National Mortgage Association
2.000%, 10/20/2050 to 01/20/2051	33,284,438	27,356,259
2.000%, 02/20/2051 (B)	17,726,450	14,564,097
2.500%, 12/20/2037 to 07/20/2050	9,230,597	8,118,918
3.000%, 06/20/2043 to 10/20/2050	6,385,669	5,749,968
3.500%, 04/20/2048 to 04/20/2051	10,074,603	9,210,388
3.500%, 05/20/2052 (B)	3,751,766	3,416,952
4.000%, 09/20/2052 to 10/20/2052	11,925,800	11,232,822
6.000%, 01/20/2053	4,502,256	4,663,080
		471,469,904
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $928,855,017)		$923,116,094
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	1,910,000	1,923,599
Chile – 0.1%
Republic of Chile 4.350%, 04/13/2031	1,372,000	1,350,117
Israel – 0.1%
State of Israel
3.875%, 07/03/2050 (D)	898,000	648,535
4.500%, 01/13/2031	1,996,000	1,958,378
		2,606,913
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034 (D)	1,041,000	885,891
4.400%, 02/12/2052	781,000	558,415
4.600%, 01/23/2046	813,000	626,660
4.600%, 02/10/2048	728,000	548,584
4.750%, 03/08/2044	742,000	597,310
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
5.375%, 03/22/2033	$1,405,000	$1,372,685
		4,589,545
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,676,000	1,513,428
Poland – 0.1%
Republic of Poland
5.375%, 04/14/2036	1,452,000	1,455,944
6.125%, 04/14/2056	690,000	690,184
		2,146,128
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,050,572)		$14,129,730
CORPORATE BONDS – 28.5%
Communication services – 2.2%
Alphabet, Inc.
3.700%, 02/15/2029	268,000	264,524
4.400%, 02/15/2033	1,683,000	1,655,658
4.700%, 11/15/2035	1,627,000	1,599,740
5.250%, 05/15/2055	773,000	728,873
5.300%, 05/15/2065	773,000	715,885
AT&T, Inc.
3.500%, 06/01/2041	514,000	399,735
3.500%, 09/15/2053	631,000	417,274
3.550%, 09/15/2055	969,000	633,538
3.650%, 09/15/2059	504,000	328,964
3.800%, 12/01/2057	701,000	476,323
4.400%, 04/30/2031 (D)	1,563,000	1,544,415
5.250%, 10/30/2036	1,843,000	1,824,546
5.550%, 11/01/2045	472,000	448,670
5.850%, 04/30/2046	1,042,000	1,017,537
6.000%, 04/30/2056	809,000	793,172
6.200%, 10/30/2056	1,063,000	1,069,957
6.300%, 10/30/2066	531,000	533,226
Beignet Investor LLC 6.581%, 05/30/2049 (C)	1,785,000	1,840,194
Bell Canada 5.450%, 11/15/2036 (B)	1,442,000	1,445,730
Charter Communications Operating LLC
3.500%, 03/01/2042	607,000	418,186
3.900%, 06/01/2052	1,078,000	684,858
Comcast Corp.
2.987%, 11/01/2063	602,000	322,715
4.049%, 11/01/2052	519,000	374,017
Meta Platforms, Inc.
4.875%, 05/15/2033	2,174,000	2,167,758
4.875%, 11/15/2035	721,000	704,462
5.250%, 05/15/2036	2,416,000	2,413,957
5.500%, 11/15/2045	465,000	436,484
5.550%, 08/15/2064	200,000	177,904
6.200%, 05/15/2046	497,000	502,494
6.300%, 05/15/2056	1,643,000	1,657,805
6.450%, 05/15/2066	1,063,000	1,071,361
Orange SA
4.000%, 01/13/2029 (C)(D)	1,073,000	1,061,986
4.250%, 01/13/2031 (C)	1,580,000	1,549,101
4.750%, 01/13/2033 (C)	1,699,000	1,679,396
5.000%, 01/13/2036 (C)	992,000	973,797
Verizon Communications, Inc.
2.987%, 10/30/2056	806,000	479,018
5.750%, 11/30/2045	632,000	623,126
5.875%, 11/30/2055	1,250,000	1,230,125
6.000%, 11/30/2065	1,249,000	1,229,840

7

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
6.200%, (6.200% to 5-14-36, then 5 Year CMT + 2.042%), 05/14/2056	$5,000	$5,075
		37,501,426
Consumer discretionary – 1.9%
Airbnb, Inc.
4.400%, 03/16/2029	1,695,000	1,692,018
4.650%, 03/16/2031 (D)	1,038,000	1,037,988
5.250%, 03/16/2036	578,000	578,462
Amazon.com, Inc.
3.900%, 11/20/2028	528,000	524,197
4.000%, 03/13/2029	2,262,000	2,245,292
4.100%, 11/20/2030	528,000	520,544
4.250%, 03/13/2031	2,078,000	2,054,730
4.350%, 03/20/2033	805,000	788,963
4.550%, 03/13/2033	1,204,000	1,191,238
4.650%, 11/20/2035	1,302,000	1,272,288
5.550%, 11/20/2065	607,000	575,610
5.650%, 03/13/2046	871,000	869,834
5.800%, 03/13/2056	527,000	527,503
5.950%, 03/13/2066	286,000	288,147
6.050%, 03/13/2076	626,000	631,406
Booking Holdings, Inc. 5.375%, 05/07/2036	1,204,000	1,205,853
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052 (D)	1,097,000	792,727
Ford Motor Credit Company LLC
2.900%, 02/10/2029	2,691,000	2,539,191
5.869%, 10/31/2035	932,000	918,483
6.467%, 05/22/2036 (D)	932,000	956,036
General Motors Financial Company, Inc. 2.700%, 06/10/2031	1,490,000	1,344,020
Hyundai Capital America
4.500%, 09/18/2030 (C)	707,000	696,201
4.750%, 04/06/2029 (C)	1,303,000	1,305,032
5.000%, 04/07/2031 (C)	968,000	970,031
5.150%, 03/27/2030 (C)	802,000	810,594
Lowe's Companies, Inc.
3.500%, 04/01/2051	650,000	450,962
4.250%, 03/15/2031	1,263,000	1,240,597
4.250%, 04/01/2052 (D)	1,198,000	936,809
4.850%, 10/15/2035 (D)	1,176,000	1,145,848
McDonald's Corp. 6.300%, 03/01/2038	820,000	893,539
The Home Depot, Inc. 3.625%, 04/15/2052	523,000	376,522
		31,380,665
Consumer staples – 1.2%
Altria Group, Inc. 3.875%, 09/16/2046	443,000	330,084
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,821,000	2,746,626
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	548,000	559,301
BAT Capital Corp.
4.540%, 08/15/2047	1,136,000	936,292
6.250%, 08/15/2055	805,000	825,339
7.081%, 08/02/2053 (D)	297,000	334,643
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	1,406,000	1,404,925
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	1,203,000	1,216,571
JBS NV
3.000%, 05/15/2032	1,060,000	942,606
3.625%, 01/15/2032	1,426,000	1,316,596
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS NV (continued)
5.750%, 04/01/2033	$350,000	$359,895
6.375%, 04/15/2066	282,000	275,604
6.400%, 05/10/2057 (C)	700,000	695,576
6.500%, 12/01/2052	740,000	747,976
7.250%, 11/15/2053	1,132,000	1,239,515
Philip Morris International, Inc.
4.125%, 04/28/2028	2,375,000	2,364,644
4.375%, 04/30/2030	2,011,000	1,997,406
4.875%, 04/30/2035	2,132,000	2,105,887
		20,399,486
Energy – 1.4%
Aker BP ASA
5.250%, 10/30/2035 (C)	1,316,000	1,290,850
5.800%, 10/01/2054 (C)	539,000	507,072
Baker Hughes Holdings LLC
4.350%, 06/15/2031	1,415,000	1,392,034
4.650%, 06/15/2033	722,000	708,971
5.000%, 06/15/2036	1,203,000	1,184,886
5.850%, 06/15/2056	697,000	694,839
Enbridge, Inc.
4.850%, 03/27/2031	1,552,000	1,557,197
5.450%, 03/27/2036	1,154,000	1,169,411
Energy Transfer LP
5.250%, 07/01/2029	1,368,000	1,393,684
5.300%, 04/15/2047	548,000	492,808
5.950%, 05/15/2054 (D)	1,098,000	1,059,867
6.000%, 02/01/2029 (C)	993,000	1,002,133
6.050%, 09/01/2054	550,000	536,174
Equinor ASA
4.750%, 11/14/2035	1,073,000	1,054,143
5.125%, 06/03/2035	130,000	132,320
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)(D)	852,552	762,803
2.625%, 03/31/2036 (C)	817,000	714,838
MPLX LP
5.300%, 04/01/2036	962,000	951,431
6.100%, 04/01/2056	457,000	454,363
ONEOK, Inc.
5.400%, 10/15/2035	282,000	282,718
5.700%, 11/01/2054	1,173,000	1,093,644
6.250%, 10/15/2055 (D)	703,000	704,863
Saudi Arabian Oil Company 6.375%, 06/02/2055 (C)	1,201,000	1,223,335
Schlumberger Investment SA 5.150%, 05/07/2036	1,450,000	1,450,513
TotalEnergies Capital USA LLC
4.569%, 01/13/2033	471,000	465,161
4.857%, 01/13/2036	946,000	932,600
		23,212,658
Financials – 8.2%
AEGON Funding Company LLC 5.625%, 05/07/2036	966,000	964,142
Apollo Global Management, Inc. 5.700%, 03/30/2036	1,058,000	1,067,963
Ares Management Corp. 5.600%, 10/11/2054	817,000	745,318
Banco Nacional de Mexico SA 6.697%, (6.697% to 8-7-31, then 5 Year CMT + 2.682%), 08/07/2036 (C)(D)	721,000	719,486
Banco Santander SA
4.600%, 04/15/2029	1,800,000	1,793,815
4.867%, 04/15/2031	1,600,000	1,590,863
5.437%, 04/15/2036	800,000	799,580

8

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. 4.477%, (4.477% to 4-23-29, then Overnight SOFR + 0.870%), 04/23/2030	$5,363,000	$5,339,219
Bank of Montreal
4.879%, (4.879% to 6-2-31, then Overnight SOFR + 0.959%), 06/02/2032	1,568,000	1,569,748
5.298%, (5.298% to 6-2-36, then Overnight SOFR + 1.208%), 06/02/2037	1,333,000	1,335,025
Barclays PLC 5.207%, (5.207% to 2-24-36, then Overnight SOFR + 1.506%), 02/24/2037	1,231,000	1,198,466
BBVA Mexico SA 5.400%, 06/03/2031 (C)	2,088,000	2,089,733
Brookfield Asset Management, Ltd.
4.832%, 04/15/2031	1,493,000	1,486,671
5.298%, 01/15/2036	849,000	833,227
Citizens Bank NA 4.192%, (4.192% to 1-29-28, then Overnight SOFR + 0.700%), 01/29/2029	2,070,000	2,055,342
Fidelity National Information Services, Inc.
4.450%, 03/10/2028	1,415,000	1,411,465
4.550%, 03/10/2029	1,698,000	1,688,690
Fifth Third Bancorp
4.566%, (4.566% to 4-29-31, then Overnight SOFR + 0.950%), 04/29/2032	1,283,000	1,261,755
5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	953,000	933,758
Goldman Sachs Bank USA 4.656%, (4.656% to 6-3-28, then Overnight SOFR + 0.720%), 06/03/2029	3,461,000	3,465,406
HSBC Holdings PLC
4.711%, (4.711% to 5-12-29, then Overnight SOFR + 0.940%), 05/12/2030	1,583,000	1,579,707
5.208%, (5.208% to 5-12-33, then Overnight SOFR + 1.320%), 05/12/2034 (D)	2,105,000	2,101,309
5.279%, (5.279% to 3-10-36, then Overnight SOFR + 1.550%), 03/10/2037 (D)	1,376,000	1,361,403
Lloyds Banking Group PLC
4.241%, (4.241% to 2-10-29, then 1 Year CMT + 0.600%), 02/10/2030	2,026,000	2,003,710
5.668%, (5.668% to 2-10-46, then 1 Year CMT + 0.820%), 02/10/2047 (D)	1,720,000	1,688,275
Lseg US Fin Corp.
4.250%, 03/23/2029 (C)	1,450,000	1,437,985
4.500%, 03/23/2031 (C)	1,450,000	1,432,314
5.250%, 03/23/2036 (C)(D)	854,000	851,634
Mitsubishi UFJ Financial Group, Inc.
4.505%, (4.505% to 1-14-31, then 1 Year CMT + 0.800%), 01/14/2032	1,473,000	1,451,827
4.847%, (4.847% to 4-21-31, then 1 Year CMT + 0.920%), 04/21/2032	1,316,000	1,314,040
5.057%, (5.057% to 1-14-36, then 1 Year CMT + 0.900%), 01/14/2037	936,000	922,715
5.325%, (5.325% to 4-21-36, then 1 Year CMT + 1.020%), 04/21/2037	404,000	405,274
5.868%, (5.868% to 4-21-46, then 1 Year CMT + 0.980%), 04/21/2047	755,000	765,156
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	$1,820,000	$1,799,130
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	565,000	558,788
4.493%, (4.493% to 1-16-31, then Overnight SOFR + 0.950%), 01/16/2032	2,685,000	2,642,042
4.555%, (4.555% to 4-10-29, then SOFR Compounded Index + 0.960%), 04/10/2030	2,850,000	2,838,962
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	3,393,000	3,361,957
4.809%, (4.809% to 4-16-31, then SOFR Compounded Index + 1.180%), 04/16/2032	3,044,000	3,031,059
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	834,000	809,279
5.073%, (5.073% to 1-30-36, then Overnight SOFR + 1.184%), 01/30/2037	1,717,000	1,681,343
5.296%, (5.296% to 4-10-36, then SOFR Compounded Index + 1.410%), 04/10/2037	1,530,000	1,525,863
Morgan Stanley Bank NA 4.788%, (4.788% to 5-10-29, then SOFR Compounded Index + 0.974%), 05/10/2030	1,175,000	1,178,331
Morgan Stanley Private Bank NA
4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	3,325,000	3,288,428
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	6,479,000	6,380,482
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	1,749,000	1,749,995
Nippon Life Insurance Company
4.748%, 04/02/2031 (C)(D)	1,589,000	1,590,552
5.046%, 04/02/2033 (C)	992,000	995,673
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	2,312,000	2,312,610
Protective Life Corp.
4.700%, 01/15/2031 (C)	1,366,000	1,348,891
5.350%, 12/15/2035 (C)(D)	844,000	833,745
RLI Corp. 5.375%, 06/01/2036	847,000	822,232
Standard Chartered PLC 5.706%, (5.706% to 3-5-46, then 1 Year CMT + 1.100%), 03/05/2047 (C)	1,226,000	1,186,256
The Bank of New York Mellon Corp.
4.026%, (4.026% to 1-22-29, then Overnight SOFR + 0.634%), 01/22/2030	1,284,000	1,269,516
4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	276,000	279,153

9

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia
4.578%, (4.578% to 6-5-28, then Overnight SOFR + 0.660%), 06/05/2029 (B)	$2,308,000	$2,308,426
4.904%, (4.904% to 6-5-31, then Overnight SOFR + 0.970%), 06/05/2032 (B)	1,826,000	1,828,064
The Charles Schwab Corp. 4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	482,000	468,978
The Goldman Sachs Group, Inc.
4.148%, (4.148% to 1-21-28, then Overnight SOFR + 0.710%), 01/21/2029	5,579,000	5,540,289
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	3,484,000	3,442,184
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	2,343,000	2,296,500
4.516%, (4.516% to 1-21-31, then Overnight SOFR + 0.960%), 01/21/2032	554,000	545,449
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	1,598,000	1,552,081
4.972%, (4.972% to 6-3-31, then Overnight SOFR + 1.030%), 06/03/2032	3,751,000	3,759,834
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	843,000	850,831
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	1,912,000	1,870,441
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031 (D)	1,164,000	1,181,045
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	2,833,000	2,851,209
5.387%, (5.387% to 2-2-36, then 5 Year CMT + 1.180%), 02/02/2041	836,000	815,300
5.425%, (5.425% to 6-3-36, then Overnight SOFR + 1.310%), 06/03/2037	866,000	870,577
5.541%, (5.541% to 1-21-46, then Overnight SOFR + 1.320%), 01/21/2047	571,000	551,785
The PNC Financial Services Group, Inc.
4.075%, (4.075% to 1-26-28, then Overnight SOFR + 0.610%), 01/26/2029	1,765,000	1,754,826
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,251,000	1,248,105
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	704,000	710,890
5.423%, (5.423% to 1-25-36, then 5 Year CMT + 1.170%), 01/25/2041	524,000	514,995
Truist Financial Corp.
4.597%, (4.597% to 1-27-31, then Overnight SOFR + 0.965%), 01/27/2032	1,869,000	1,847,615
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
4.680%, (4.680% to 4-23-31, then Overnight SOFR + 1.087%), 04/23/2032	$1,451,000	$1,435,655
5.281%, (5.281% to 4-23-36, then Overnight SOFR + 1.414%), 04/23/2037	1,451,000	1,437,406
U.S. Bancorp
4.481%, (4.481% to 1-26-31, then Overnight SOFR + 0.867%), 01/26/2032	2,054,000	2,026,692
5.033%, (5.033% to 1-26-36, then Overnight SOFR + 1.101%), 01/26/2037	1,612,000	1,588,066
UBS Group AG
4.588%, (4.588% to 8-10-31, then Overnight SOFR + 1.050%), 08/10/2032 (C)	1,252,000	1,231,111
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	1,357,000	1,313,051
Wells Fargo & Company
4.960%, (4.960% to 1-23-36, then Overnight SOFR + 1.100%), 01/23/2037 (D)	866,000	845,743
5.433%, (5.433% to 1-23-46, then Overnight SOFR + 1.230%), 01/23/2047	571,000	548,505
		138,384,961
Health care – 2.3%
AbbVie, Inc.
3.200%, 11/21/2029	2,000,000	1,920,579
4.050%, 11/21/2039	568,000	500,912
4.250%, 11/21/2049	1,974,000	1,615,914
4.400%, 03/15/2033	1,921,000	1,885,192
4.450%, 05/14/2046	240,000	206,441
4.750%, 03/15/2036	1,732,000	1,697,475
4.800%, 03/15/2027 (D)	1,357,000	1,364,890
5.050%, 03/15/2034	781,000	792,598
5.200%, 03/15/2035	653,000	664,785
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	1,678,000	1,714,864
Amgen, Inc.
4.850%, 02/19/2036	1,738,000	1,703,657
5.500%, 02/19/2046	288,000	279,038
5.600%, 03/02/2043	783,000	777,163
5.650%, 02/19/2056	1,078,000	1,050,812
AstraZeneca Finance LLC 4.000%, 03/02/2031	1,129,000	1,105,572
CVS Health Corp. 5.050%, 03/25/2048	1,423,000	1,248,663
Eli Lilly & Company
4.375%, 05/20/2031	1,646,000	1,637,584
4.650%, 05/20/2033	691,000	689,747
Gilead Sciences, Inc.
4.000%, 09/01/2036	412,000	378,766
4.600%, 05/20/2031	1,204,000	1,204,521
HCA, Inc.
5.250%, 06/15/2049	697,000	622,147
5.900%, 06/01/2053 (D)	407,000	392,112
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	770,000	765,745
5.300%, 05/19/2053	279,000	261,859
5.340%, 05/19/2063	282,000	260,068

10

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer, Inc.
4.200%, 11/15/2030	$1,557,000	$1,542,708
4.875%, 11/15/2035	2,143,000	2,119,233
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	1,060,000	1,041,774
4.374%, 12/02/2032 (C)	516,000	507,569
Royalty Pharma PLC
2.200%, 09/02/2030	558,000	504,621
3.300%, 09/02/2040	279,000	216,129
3.550%, 09/02/2050	1,273,000	887,479
5.200%, 09/25/2035	569,000	564,851
Thermo Fisher Scientific, Inc.
4.215%, 02/12/2031	1,296,000	1,277,286
4.550%, 06/15/2033	678,000	668,298
UnitedHealth Group, Inc.
3.050%, 05/15/2041	253,000	190,744
3.250%, 05/15/2051	228,000	153,253
5.500%, 07/15/2044	656,000	642,734
5.625%, 07/15/2054	524,000	508,797
VSP Optical Group, Inc.
5.400%, 06/01/2033 (C)	1,443,000	1,444,275
5.650%, 06/01/2036 (C)	1,369,000	1,366,779
		38,377,634
Industrials – 4.3%
Caterpillar Financial Services Corp.
4.200%, 05/15/2028	2,867,000	2,866,631
4.300%, 05/15/2029	1,827,000	1,826,741
4.375%, 08/16/2029	614,000	614,878
4.500%, 05/15/2031	1,056,000	1,054,152
Crowley Conro LLC 4.181%, 08/15/2043	639,273	590,735
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	1,473,333	1,474,583
4.950%, 07/10/2028	2,181,000	2,191,774
5.250%, 07/10/2030	2,239,000	2,264,178
Eaton Capital ULC 4.450%, 05/09/2030 (D)	799,000	796,744
Eaton Corp.
3.850%, 03/06/2028	2,288,000	2,270,547
3.950%, 03/06/2029 (D)	1,450,000	1,433,574
4.200%, 03/06/2031 (D)	1,076,000	1,058,862
4.500%, 03/06/2033	611,000	600,657
4.800%, 03/06/2036	549,000	540,084
Embraer Netherlands Finance BV
5.400%, 01/09/2038	828,000	795,708
5.980%, 02/11/2035	869,000	903,386
GE Vernova, Inc. 5.500%, 02/04/2056 (D)	1,078,000	1,045,211
General Electric Company
4.300%, 07/29/2030	1,642,000	1,631,952
4.900%, 01/29/2036	1,493,000	1,491,292
Honeywell Aerospace, Inc.
3.900%, 03/16/2028 (C)	2,916,000	2,892,065
4.000%, 03/16/2029 (C)	1,750,000	1,729,613
4.300%, 03/16/2031 (C)	2,678,000	2,638,180
4.600%, 03/16/2033 (C)	2,483,000	2,446,427
4.950%, 03/16/2036 (C)	1,741,000	1,722,122
5.622%, 03/16/2046 (C)(D)	596,000	594,631
5.732%, 03/16/2056 (C)	501,000	501,194
5.852%, 03/16/2066 (C)	123,000	123,905
Howmet Aerospace, Inc.
4.750%, 04/15/2036	720,000	700,878
4.850%, 10/15/2031	726,000	730,833
John Deere Capital Corp.
4.375%, 04/15/2031	790,000	783,958
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
John Deere Capital Corp. (continued)
4.500%, 01/08/2027	$1,349,000	$1,353,168
4.650%, 01/07/2028	950,000	956,540
4.850%, 06/11/2029	177,000	179,672
5.150%, 09/08/2026	998,000	1,001,348
Norfolk Southern Corp. 5.100%, 05/01/2035	938,000	944,756
Northrop Grumman Corp.
4.650%, 07/15/2030	778,000	781,286
5.250%, 07/15/2035 (D)	722,000	735,425
Novartis Capital Corp.
4.400%, 03/18/2031	1,140,000	1,134,311
4.600%, 03/18/2033	1,603,000	1,591,847
4.600%, 11/05/2035	788,000	771,588
4.900%, 03/18/2036	3,245,000	3,232,289
5.600%, 03/18/2046	337,000	341,102
5.700%, 03/18/2056	269,000	272,868
RTX Corp.
6.100%, 03/15/2034	1,740,000	1,870,348
6.400%, 03/15/2054 (D)	1,193,000	1,303,527
Siemens Funding BV
4.350%, 05/26/2028 (C)	1,757,000	1,762,381
4.600%, 05/28/2030 (C)	1,306,000	1,312,026
5.200%, 05/28/2035 (C)	1,091,000	1,114,348
5.800%, 05/28/2055 (C)(D)	798,000	818,296
The Boeing Company
5.805%, 05/01/2050	946,000	936,528
6.858%, 05/01/2054	565,000	637,415
Uber Technologies, Inc.
4.150%, 01/15/2031	1,413,000	1,382,023
4.800%, 09/15/2034	1,381,000	1,351,458
4.800%, 09/15/2035	942,000	917,235
5.350%, 09/15/2054 (D)	1,243,000	1,157,173
Union Pacific Corp. 5.600%, 12/01/2054	422,000	418,017
Veralto Corp. 4.850%, 01/15/2032	1,154,000	1,155,649
Verisk Analytics, Inc.
4.450%, 03/15/2031	846,000	832,092
5.125%, 03/15/2036	1,692,000	1,658,640
		72,238,851
Information technology – 2.1%
Apple, Inc.
2.375%, 02/08/2041	390,000	277,835
2.650%, 05/11/2050	753,000	466,323
3.950%, 08/08/2052 (D)	1,026,000	803,185
Broadcom, Inc.
4.550%, 02/15/2032	1,360,000	1,346,763
4.600%, 07/15/2030	1,768,000	1,769,250
4.800%, 10/15/2034	1,904,000	1,874,383
4.900%, 07/15/2032	950,000	955,551
4.926%, 05/15/2037 (C)	766,000	744,301
5.050%, 07/12/2029	1,956,000	1,990,121
5.150%, 11/15/2031	1,825,000	1,864,332
5.200%, 07/15/2035	582,000	585,485
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	300,000	307,374
6.300%, 01/25/2039 (C)	408,000	430,929
Intel Corp.
2.800%, 08/12/2041	461,000	323,559
3.250%, 11/15/2049	271,000	178,091
4.650%, 06/01/2031	1,040,000	1,031,987
5.000%, 08/15/2033	1,316,000	1,311,801
5.300%, 05/15/2036	1,208,000	1,206,471
5.625%, 02/10/2043	307,000	298,718

11

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp. (continued)
5.900%, 02/10/2063	$403,000	$388,755
6.125%, 05/15/2056	870,000	876,392
6.200%, 05/15/2066	676,000	679,585
Mobility Global, Inc.
5.050%, 06/15/2029 (C)	691,000	694,282
5.450%, 06/15/2031 (C)	625,000	632,123
6.050%, 06/15/2036 (C)	725,000	737,819
Oracle Corp.
3.600%, 04/01/2050	1,575,000	984,455
4.000%, 07/15/2046	931,000	647,585
4.550%, 02/04/2029	763,000	755,377
4.800%, 09/26/2032	866,000	832,149
4.950%, 02/04/2031	1,258,000	1,237,049
5.200%, 09/26/2035	574,000	546,671
5.350%, 05/04/2033	652,000	641,752
5.375%, 09/27/2054	700,000	561,233
5.550%, 02/06/2053	579,000	479,015
5.875%, 09/26/2045 (D)	1,103,000	986,452
6.000%, 08/03/2055	416,000	364,761
6.700%, 02/04/2056	429,000	413,175
6.850%, 02/04/2066	478,000	457,873
Synopsys, Inc.
4.650%, 04/01/2028	818,000	820,994
4.850%, 04/01/2030	1,170,000	1,176,626
5.000%, 04/01/2032	936,000	941,807
5.150%, 04/01/2035 (D)	824,000	822,913
5.700%, 04/01/2055 (D)	658,000	641,502
		35,086,804
Materials – 0.8%
Anglo American Capital PLC
4.625%, 03/19/2031 (C)	1,162,000	1,150,336
5.000%, 03/21/2033 (C)	1,162,000	1,155,248
5.250%, 03/19/2036 (C)	1,162,000	1,150,191
ArcelorMittal SA 5.375%, 05/19/2036	2,006,000	1,995,140
Eastman Chemical Company 4.500%, 02/20/2031	1,410,000	1,384,434
Ecolab, Inc.
5.150%, 06/15/2033	1,451,000	1,473,187
5.350%, 06/15/2036	1,327,000	1,349,249
Glencore Funding LLC
4.900%, 07/01/2031 (C)	1,552,000	1,552,831
5.200%, 07/01/2033 (C)(D)	1,439,000	1,444,553
5.508%, 04/01/2036 (C)	1,055,000	1,065,756
		13,720,925
Real estate – 1.1%
Agree LP
2.600%, 06/15/2033	229,000	195,077
4.800%, 10/01/2032	503,000	499,033
5.600%, 06/15/2035	819,000	841,708
American Homes 4 Rent LP
3.625%, 04/15/2032 (D)	923,000	859,078
4.300%, 04/15/2052	414,000	322,723
4.950%, 06/15/2030 (D)	705,000	708,164
5.250%, 03/15/2035	237,000	235,999
5.500%, 07/15/2034	557,000	563,533
Brixmor Operating Partnership LP
2.500%, 08/16/2031 (D)	883,000	788,588
4.850%, 02/15/2033	387,000	380,972
5.375%, 06/15/2036	1,141,000	1,138,354
CBRE Services, Inc. 4.900%, 01/15/2033	812,000	800,980
Essex Portfolio LP 2.550%, 06/15/2031	476,000	427,877
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
FIBRA Prologis
5.500%, 11/26/2035 (C)	$872,000	$849,459
5.625%, 01/14/2038 (C)	884,000	851,849
Invitation Homes Operating Partnership LP 2.000%, 08/15/2031	160,000	137,810
Kimco Realty OP LLC
4.850%, 03/01/2035	735,000	723,117
5.300%, 02/01/2036 (D)	844,000	855,971
Realty Income Corp.
2.850%, 12/15/2032	668,000	592,818
4.750%, 04/15/2033	1,449,000	1,430,904
Regency Centers LP
2.950%, 09/15/2029	1,265,000	1,205,873
4.500%, 03/15/2033	564,000	550,294
5.000%, 07/15/2032	799,000	807,004
5.250%, 01/15/2034	1,084,000	1,098,725
Store Capital LLC
2.700%, 12/01/2031	321,000	282,392
2.750%, 11/18/2030	649,000	585,507
4.950%, 02/11/2031	847,000	846,616
		18,580,425
Utilities – 3.0%
AEP Transmission Company LLC 5.250%, 06/01/2036	866,000	871,864
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	333,000	297,641
Appalachian Power Recovery Funding LLC 4.961%, 10/01/2035	867,000	870,819
Arizona Public Service Company
5.100%, 03/15/2036	1,558,000	1,538,136
5.900%, 08/15/2055 (D)	932,000	934,048
Baltimore Gas & Electric Company
2.250%, 06/15/2031	715,000	639,229
5.450%, 06/01/2035	454,000	463,238
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	528,000	380,029
4.850%, 04/01/2036	1,002,000	984,476
4.950%, 08/15/2035	1,125,000	1,115,318
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)(D)	757,566	769,536
5.672%, 10/20/2035 (C)	1,154,366	1,176,045
Commonwealth Edison Company 5.850%, 06/01/2056	241,000	242,409
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	161,000	106,955
3.700%, 11/15/2059	274,000	190,040
Consumers Energy Company
4.500%, 01/15/2031	1,404,000	1,399,024
5.050%, 05/15/2035	1,038,000	1,043,911
5.125%, 05/01/2036	1,450,000	1,450,692
DTE Electric Company
2.950%, 03/01/2050	835,000	542,326
3.650%, 03/01/2052	383,000	278,139
Duke Energy Carolinas LLC
2.550%, 04/15/2031	326,000	297,240
2.850%, 03/15/2032	888,000	808,388
3.550%, 03/15/2052	647,000	460,377
Duke Energy Corp. 3.500%, 06/15/2051	443,000	302,044
Duke Energy Florida LLC 2.400%, 12/15/2031	713,000	636,813
Duke Energy Progress LLC
2.500%, 08/15/2050	722,000	418,155

12

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Progress LLC (continued)
3.700%, 10/15/2046	$163,000	$122,967
Entergy Arkansas LLC
2.650%, 06/15/2051	644,000	379,226
5.150%, 01/15/2033	1,073,000	1,091,878
Entergy Mississippi LLC 5.800%, 04/15/2055	700,000	697,425
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	697,000	681,544
4.300%, 01/15/2029 (C)	841,000	835,426
4.550%, 03/15/2031 (C)	1,553,000	1,539,526
5.200%, 04/01/2028 (C)	550,000	556,261
Hydro One, Inc. 4.750%, 05/30/2031	2,608,000	2,617,777
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	786,000	705,050
4.150%, 01/15/2029 (C)	759,000	749,994
4.400%, 01/15/2031 (C)	1,265,000	1,246,575
5.100%, 01/15/2035 (D)	637,000	635,772
MidAmerican Energy Company
2.700%, 08/01/2052	620,000	374,899
5.500%, 11/15/2056	608,000	587,049
Mississippi Power Company
3.100%, 07/30/2051	858,000	561,653
4.250%, 03/15/2042	364,000	307,103
Northern States Power Company
5.400%, 03/15/2054	433,000	414,691
5.650%, 06/15/2054	469,000	464,495
Ohio Edison Company 4.950%, 12/15/2029 (C)(D)	704,000	711,952
Oncor Electric Delivery Company LLC
4.500%, 03/15/2031 (C)(D)	1,816,000	1,801,929
5.800%, 04/01/2055	767,000	770,455
5.900%, 03/15/2056 (C)	1,018,000	1,029,739
Pacific Gas & Electric Company
3.500%, 08/01/2050	271,000	181,158
3.950%, 12/01/2047	1,685,000	1,241,721
4.200%, 06/01/2041	416,000	341,513
4.950%, 07/01/2050	2,841,000	2,382,570
5.050%, 10/15/2032 (D)	1,184,000	1,177,852
PECO Energy Company 2.850%, 09/15/2051	863,000	534,288
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.750%, 02/03/2031 (C)	1,466,000	1,438,373
5.450%, 02/03/2036 (C)	584,000	568,597
Public Service Company of Oklahoma 3.150%, 08/15/2051	484,000	312,058
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,229,000	1,076,725
2.050%, 08/01/2050	200,000	105,932
2.700%, 05/01/2050	335,000	207,934
Southern California Edison Company 4.125%, 03/01/2048	82,000	61,694
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	1,020,000	1,029,926
Virginia Electric & Power Company
2.950%, 11/15/2051	715,000	448,708
4.950%, 03/15/2036	2,232,000	2,193,931
Wisconsin Electric Power Company 4.150%, 10/15/2030	1,018,000	1,002,247
		51,405,505
TOTAL CORPORATE BONDS (Cost $486,200,522)		$480,289,340
Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$520,000	$315,058
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	360,000	394,552
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	495,222
Ohio State University 4.800%, 06/01/2111	258,000	209,852
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	835,459
TOTAL MUNICIPAL BONDS (Cost $2,667,240)		$2,250,143
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.5%
Commercial and residential – 1.5%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	614,683	515,619
BANK Series 2022-BNK44, Class A5 5.743%, 11/15/2055 (E)	687,000	713,205
BANK5
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059	759,000	779,800
Series 2026-5YR22, Class A3, 5.713%, 06/15/2059 (B)	2,467,000	2,551,707
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	162,533	161,917
Series 2021-C12, Class A5, 2.689%, 11/15/2054	423,000	375,229
Series 2022-C17, Class A5, 4.441%, 09/15/2055	538,000	520,551
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,064,000	1,099,201
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	266,000	268,108
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	573,000	522,663
Series 2026-B43, Class A5, 5.506%, 04/15/2063	657,000	676,889
Series 2026-V21, Class A3, 5.127%, 03/15/2059	1,089,000	1,101,947
Series 2026-V22, Class A3, 5.468%, 05/15/2059	1,627,000	1,667,499
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	169,864	167,110
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.327%, 07/15/2044 (A)(C)	1,012,000	1,012,949
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.327%, 12/15/2044 (A)(C)	1,862,000	1,863,164
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	762,801	648,409
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	851,347	723,584
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	479,307	471,416

13

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	$1,786,000	$1,596,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	213,468	212,704
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	296,518	262,609
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	656,686	593,332
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	142,667	138,407
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	670,114	596,713
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.070%, 02/15/2042 (A)(C)	1,577,000	1,567,144
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	479,391	436,033
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	497,870	438,901
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	665,054	564,751
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	1,724,667	1,482,392
Series 2021-7, Class A1, 2.829%, 10/25/2066 (C)	723,884	660,426
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	719,937	657,081
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	155,224	150,842
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	177,885	171,572
		25,370,139
U.S. Government Agency – 9.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,158,408	1,053,377
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.307%, 03/15/2044 (A)	581,712	580,714
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.257%, 07/15/2040 (A)	378,845	376,114
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.257%, 09/15/2041 (A)	370,289	367,434
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.207%, 11/15/2041 (A)	335,202	332,058
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.247%, 12/15/2041 (A)	309,510	307,169
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.207%, 01/15/2042 (A)	381,920	378,423
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.207%, 06/15/2042 (A)	$461,788	$456,968
Series 4091, Class BX, 3.250%, 10/15/2041	761,677	713,563
Series 4091, Class EX, 3.375%, 07/15/2042	475,751	444,227
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.157%, 08/15/2042 (A)	449,102	442,893
Series 4091, Class MX, 3.250%, 02/15/2042	569,021	528,992
Series 4117, Class HB, 2.500%, 10/15/2042	529,658	472,993
Series 4160, Class HP, 2.500%, 01/15/2033	402,593	384,887
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.107%, 03/15/2043 (A)	263,868	259,849
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.257%, 08/15/2043 (A)	1,297,074	1,280,226
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.157%, 12/15/2043 (A)	201,902	199,942
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.157%, 07/15/2035 (A)	402,636	399,374
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.107%, 02/15/2044 (A)	371,696	366,449
Series 4427, Class CE, 3.000%, 02/15/2034	66,017	65,570
Series 4446, Class CP, 2.250%, 03/15/2045	611,845	545,921
Series 4582, Class HA, 3.000%, 09/15/2045	2,353,346	2,205,481
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.107%, 06/15/2046 (A)	603,162	598,215
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.157%, 08/15/2046 (A)	1,243,862	1,229,528
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.157%, 06/15/2041 (A)	4,721,991	4,670,160
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.157%, 10/15/2046 (A)	665,081	658,931
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.057%, 08/15/2047 (A)	493,266	486,255
Series 4719, Class LA, 3.500%, 09/15/2047	715,468	663,739
Series 4719, Class LM, 3.000%, 09/15/2047	516,271	464,073
Series 4742, Class PA, 3.000%, 10/15/2047	837,987	761,714
Series 4753, Class BD, 3.000%, 01/15/2048	595,526	530,286

14

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.057%, 09/15/2048 (A)	$442,187	$431,799
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.057%, 01/15/2049 (A)	1,235,545	1,218,892
Series 4857, Class JA, 3.350%, 01/15/2049	1,978,064	1,891,388
Series 4880, Class DA, 3.000%, 05/15/2050	1,306,562	1,199,431
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.127%, 08/25/2049 (A)	419,407	412,103
Series 4927, Class BG, 3.000%, 11/25/2049	938,757	860,154
Series 4937, Class MD, 2.500%, 10/25/2049	932,489	821,237
Series 4940, Class AG, 3.000%, 05/15/2040	556,901	526,832
Series 4944, Class AC, 2.400%, 05/15/2044	1,464,482	1,303,056
Series 4951, Class EA, 2.500%, 09/15/2044	547,758	484,634
Series 4954, Class LB, 2.500%, 02/25/2050	418,601	365,513
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	595,062
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.077%, 07/25/2050 (A)	685,528	677,423
Series 5020, Class ET, 3.500%, 10/25/2050	854,713	782,159
Series 5058, Class BC, 5.000%, 11/25/2050	607,389	594,350
Series 5091, Class AB, 1.500%, 03/25/2051	1,672,202	1,354,451
Series 5092, Class HE, 2.000%, 02/25/2051	986,038	825,174
Series 5114, Class AD, 1.500%, 08/25/2047	3,568,006	3,069,976
Series 5118, Class CA, 1.500%, 10/15/2033	913,389	845,103
Series 5202, Class KA, 2.500%, 06/25/2049	883,873	789,992
Series 5202, Class TA, 2.500%, 12/25/2048	1,596,889	1,455,074
Series 5207, Class PA, 3.000%, 06/25/2051	1,308,225	1,168,282
Series 5228, Class TN, 3.500%, 07/25/2039	611,047	584,919
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.457%, 10/15/2039 (A)	1,628,715	1,632,927
Series 5396, Class HF (30 day Average SOFR + 0.950%), 4.562%, 04/25/2054 (A)	2,116,028	2,121,268
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	949,557
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.157%, 01/15/2044 (A)	739,004	728,809
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5452, Class KY, 3.000%, 03/15/2044	$1,168,000	$1,011,897
Series 5529, Class HA, 3.000%, 03/15/2043	587,692	555,076
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	29,811	30,206
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.137%, 09/25/2040 (A)	341,138	338,070
Series 2011-111, Class DB, 4.000%, 11/25/2041	742,192	713,990
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.177%, 11/25/2041 (A)	304,776	301,866
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.177%, 11/25/2041 (A)	718,552	711,864
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.177%, 12/25/2041 (A)	331,202	327,766
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.227%, 01/25/2042 (A)	379,028	376,064
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.167%, 06/25/2041 (A)	255,141	253,041
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.227%, 02/25/2042 (A)	329,349	326,666
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.227%, 05/25/2042 (A)	444,762	441,083
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,507,272	1,379,436
Series 2014-25, Class EL, 3.000%, 05/25/2044	686,519	623,643
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.127%, 11/25/2044 (A)	369,497	363,834
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.027%, 05/25/2045 (A)	635,442	620,308
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.027%, 07/25/2045 (A)	745,963	728,643
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	491,294
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,187,648	1,061,864
Series 2015-84, Class PA, 1.700%, 08/25/2033	748,561	704,963
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.077%, 03/25/2046 (A)	337,799	333,524
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.127%, 04/25/2046 (A)	2,038,758	2,020,746
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.127%, 04/25/2046 (A)	909,194	898,451

15

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.127%, 04/25/2046 (A)	$791,817	$782,301
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,737,682	1,622,035
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,250,719	3,608,887
Series 2016-64, Class BC, 1.750%, 09/25/2046	776,922	725,507
Series 2016-64, Class PE, 2.500%, 09/25/2046	595,000	457,136
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.127%, 10/25/2046 (A)	719,655	712,926
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.127%, 10/25/2046 (A)	538,362	533,521
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.127%, 03/25/2044 (A)	331,208	327,335
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.127%, 11/25/2046 (A)	542,411	537,580
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.127%, 11/25/2046 (A)	1,191,058	1,181,018
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.127%, 11/25/2046 (A)	1,116,221	1,103,620
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.127%, 11/25/2046 (A)	537,511	531,233
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.127%, 11/25/2046 (A)	1,392,553	1,375,986
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.127%, 12/25/2046 (A)	476,466	472,609
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.127%, 03/25/2047 (A)	204,352	202,377
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 3.977%, 01/25/2048 (A)	207,901	205,091
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.127%, 03/25/2047 (A)	537,105	531,756
Series 2017-13, Class PA, 3.000%, 08/25/2046	536,122	498,969
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.127%, 04/25/2047 (A)	618,977	612,286
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,236,521	1,954,739
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.077%, 04/25/2047 (A)	1,339,157	1,325,467
Series 2017-35, Class MC, 2.625%, 12/25/2044	386,587	375,834
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 3.977%, 10/25/2047 (A)	453,503	449,378
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.127%, 03/25/2047 (A)	$667,812	$661,723
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.127%, 03/25/2047 (A)	476,754	472,405
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.127%, 03/25/2047 (A)	243,956	241,792
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.027%, 12/25/2047 (A)	853,451	840,676
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 3.977%, 02/25/2048 (A)	268,071	264,311
Series 2018-14, Class KC, 3.000%, 03/25/2048	741,302	703,208
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 3.977%, 06/25/2048 (A)	1,105,266	1,092,482
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,021,261	971,116
Series 2018-45, Class TM, 3.000%, 06/25/2048	807,348	722,138
Series 2018-55, Class GA, 3.375%, 08/25/2048	754,874	719,788
Series 2018-64, Class A, 3.000%, 09/25/2048	771,418	684,782
Series 2018-85, Class EA, 3.500%, 12/25/2048	518,486	499,329
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,466,781	1,361,131
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.127%, 08/25/2049 (A)	753,503	739,711
Series 2020-34, Class AG, 2.000%, 06/25/2035	1,330,127	1,261,393
Series 2020-48, Class AB, 2.000%, 07/25/2050	856,934	711,652
Series 2020-59, Class NC, 3.000%, 08/25/2040	920,896	854,475
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,175,040	2,567,820
Series 2021-40, Class DW, 2.000%, 06/25/2041	202,402	179,295
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,248,468	1,011,530
Series 2021-95, Class CP, 1.500%, 08/25/2051	474,590	404,430
Series 2022-6, Class CB, 2.125%, 02/25/2052	436,000	256,964
Series 2022-62, Class KA, 3.250%, 09/25/2052	604,906	563,475
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.127%, 01/25/2050 (A)	1,708,299	1,680,132
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.277%, 06/25/2040 (A)	1,250,572	1,245,385
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.510%, 10/25/2039 (A)	378,911	377,427

16

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2025-67, Class BY, 2.500%, 01/25/2057	$768,000	$522,754
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.312%, 09/25/2052 (A)	2,444,204	2,445,765
Series 2025-98, Class PK, 4.500%, 08/25/2054	8,865,478	8,725,418
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	749,598	737,858
Series 2013-152, Class HA, 2.500%, 06/20/2043	900,238	830,023
Series 2014-133, Class BP, 2.250%, 09/20/2044	686,705	614,069
Series 2014-181, Class L, 3.000%, 12/20/2044	645,295	581,034
Series 2015-144, Class CA, 2.500%, 10/20/2045	989,482	867,349
Series 2016-136, Class A, 3.000%, 07/20/2044	615,351	555,499
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,347,147	1,132,350
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,630,678	1,365,282
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,259,517	2,031,883
Series 2018-65, Class DC, 3.500%, 05/20/2048	924,077	850,101
Series 2019-158, Class PG, 2.250%, 12/20/2049	602,686	505,868
Series 2019-158, Class PK, 1.750%, 12/20/2049	753,433	613,844
Series 2019-158, Class PL, 1.500%, 12/20/2049	1,401,587	1,123,045
Series 2019-78, Class PT, 2.500%, 08/20/2044	567,944	507,870
Series 2019-96, Class DE, 2.350%, 08/20/2049	443,367	377,277
Series 2020-112, Class AB, 1.500%, 08/20/2050	1,187,713	949,261
Series 2020-17, Class AP, 2.250%, 01/20/2050	552,458	474,370
Series 2020-17, Class PD, 2.250%, 01/20/2050	580,418	492,664
Series 2020-21, Class GV, 2.250%, 10/20/2049	510,102	442,711
Series 2020-31, Class E, 2.000%, 09/20/2049	1,341,553	1,152,195
Series 2020-63, Class UD, 1.750%, 04/20/2050	609,385	497,217
Series 2020-95, Class A, 1.625%, 07/20/2050	2,040,084	1,648,350
Series 2021-27, Class BD, 5.000%, 02/20/2051	732,456	718,641
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	1,038,446	1,018,943
Series 2021-27, Class Q, 5.000%, 02/20/2051	733,173	719,099
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,754,330	1,436,086
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-153, Class KA, 4.000%, 12/20/2049	$860,515	$839,567
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.325%, 11/20/2052 (A)	3,293,789	3,283,767
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,746,440	1,658,704
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	379,519
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,948,563	1,846,977
Series 2022-66, Class Y, 3.500%, 04/20/2052	519,000	427,833
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	621,940
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,054,411
Series 2024-45, Class BD, 2.000%, 03/20/2054	724,605	666,342
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	374,520
Series 2025-89, Class GT, 3.000%, 05/20/2055	1,021,115	911,664
		151,747,616
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,720,487)		$177,117,755
ASSET-BACKED SECURITIES – 6.3%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	378,109	378,266
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class A3 5.810%, 05/18/2028	475,833	477,733
Series 2026-1, Class A3 4.150%, 11/18/2032 (C)	1,771,000	1,764,553
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	1,183,000	1,187,043
Barings Equipment Finance LLC Series 2026-A, Class A3 4.080%, 07/13/2033 (C)	688,000	681,674
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,787,040
Series 2025-3, Class A3 4.350%, 07/15/2030	1,506,000	1,509,108
Series 2025-3, Class A4 4.470%, 01/15/2031	1,058,000	1,060,786
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	409,811	409,766
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.349%, 11/26/2046 (A)(C)	218,354	220,532
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	303,294	296,951
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	361,484	346,585

17

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	$2,013,000	$2,039,403
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	784,000	779,743
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (C)	4,224,000	4,178,859
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	2,747,000	2,748,913
Series 2025-1, Class A1 4.630%, 04/15/2030	2,928,000	2,942,195
Series 2026-1, Class A 4.420%, 05/15/2031	2,779,000	2,776,256
Series 2026-2, Class A 4.600%, 05/15/2033	1,696,000	1,695,994
GM Financial Automobile Leasing Trust Series 2026-2, Class A3 4.300%, 03/20/2029	737,000	737,056
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	879,000	872,041
GM Financial Revolving Receivables Trust Series 2025-1, Class A 4.640%, 12/11/2037 (C)	723,000	726,512
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	2,318,000	2,326,327
Series 2026-B, Class A3 4.210%, 04/16/2029 (C)	2,237,000	2,232,583
Hyundai Auto Receivables Trust
Series 2023-A, Class A4 4.480%, 07/17/2028	908,928	909,853
Series 2023-B, Class A3 5.480%, 04/17/2028	224,058	225,015
Mercedes-Benz Auto Receivables Trust
Series 2025-1, Class A3 4.780%, 12/17/2029	1,335,000	1,343,414
Series 2026-1, Class A4 4.470%, 10/15/2032	2,057,000	2,060,407
Navient Education Loan Trust Series 2026-A, Class A 4.860%, 09/15/2056 (C)	703,000	701,125
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	208,126	207,054
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	149,012	147,906
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	833,659	810,310
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	400,365	387,169
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	59,869	56,001
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	654,181	613,862
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	214,403	195,317
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	58,958	53,568
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	1,596,135	1,432,570
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	$887,363	$788,455
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	262,601	235,787
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	2,329,878	2,121,290
Navient Refinance Loan Trust
Series 2025-C, Class A 4.800%, 10/15/2055 (C)	1,215,401	1,204,897
Series 2026-A, Class A 4.500%, 01/18/2056 (C)	2,965,906	2,916,404
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	977,194	842,822
Nelnet Student Loan Trust
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.040%, 10/25/2033 (A)	988,519	981,769
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.050%, 03/23/2037 (A)	1,068,028	1,061,438
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.070%, 12/24/2035 (A)	734,014	730,281
Nissan Auto Lease Trust Series 2026-A, Class A3 3.870%, 03/15/2029	1,828,000	1,814,452
Nissan Auto Receivables Owner Trust Series 2026-A, Class A4 4.640%, 03/15/2032	1,203,000	1,206,885
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	252,433	252,833
Series 2025-2, Class A3 4.670%, 08/15/2029	1,488,000	1,491,712
Series 2025-3, Class A3 4.380%, 01/15/2030	1,730,000	1,734,000
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	139,555	139,749
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	399,000	400,664
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	1,020,828	1,024,640
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	347,000	350,022
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	882,765	889,154
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	1,109,000	1,110,284
Series 2025-3A, Class A3 4.120%, 04/21/2031 (C)	1,646,000	1,639,643
Series 2026-1A, Class A3 3.960%, 07/21/2031 (C)	1,771,000	1,752,056
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	1,668,815	1,532,949
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	683,921	602,369
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3 4.110%, 04/20/2029 (C)	1,694,000	1,685,051

18

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC
Series 2025-A2, Class A 4.490%, 05/15/2031	$652,000	$653,367
Series 2026-A1, Class A 4.180%, 03/15/2032	1,696,000	1,684,639
T-Mobile US Trust Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	3,767,000	3,770,313
Toyota Auto Loan Extended Note Trust
Series 2024-1A, Class A 5.160%, 11/25/2036 (C)	4,196,000	4,278,988
Series 2026-1A, Class A 4.580%, 04/25/2039 (C)	4,197,000	4,189,721
Toyota Lease Owner Trust Series 2026-A, Class A3 3.820%, 02/20/2029 (C)	1,064,000	1,056,516
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	1,354,000	1,358,483
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	405,000	406,918
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	2,782,000	2,772,723
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	1,836,000	1,820,714
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	3,540,000	3,593,946
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	2,104,000	2,122,461
Volkswagen Auto Lease Trust Series 2026-A, Class A3 4.170%, 03/20/2029	1,472,000	1,467,053
World Omni Auto Receivables Trust Series 2026-B, Class A3 4.370%, 06/16/2031	2,906,000	2,907,750
Yamaha Motor Master Trust II Series 2026-A, Class A1 4.430%, 04/15/2031 (C)	1,427,000	1,420,035
TOTAL ASSET-BACKED SECURITIES (Cost $107,338,336)		$106,332,723
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 3.5217% (F)(G)	177,589	1,776,015
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5525% (F)	78,255,733	78,255,733
TOTAL SHORT-TERM INVESTMENTS (Cost $80,031,802)		$80,031,748
Total Investments (Core Bond Fund) (Cost $1,799,863,976) – 105.6%		$1,783,267,533
Other assets and liabilities, net – (5.6%)		(94,776,599)
TOTAL NET ASSETS – 100.0%		$1,688,490,934
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Core Bond Fund (continued)
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $172,506,251 or 10.2% of the fund's net assets as of 5-31-26.
(D)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $20,812,122. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $19,492,198 in the form of U.S. Treasuries was pledged to the fund.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 92.4%
Australia - 3.4%
ANZ Group Holdings, Ltd.	394,243	$9,981,970
APA Group	169,185	1,224,208
Aristocrat Leisure, Ltd.	72,803	2,615,850
ASX, Ltd.	25,813	857,415
BHP Group, Ltd.	664,357	29,576,168
Brambles, Ltd.	177,419	2,113,645
carsales.com, Ltd.	48,819	870,640
Cochlear, Ltd.	8,514	613,251
Coles Group, Ltd.	173,424	2,702,446
Commonwealth Bank of Australia	218,898	25,942,833
Computershare, Ltd.	68,512	1,697,672
CSL, Ltd.	63,489	4,409,398
Evolution Mining, Ltd.	264,036	2,326,013
Fortescue, Ltd.	222,176	3,568,348
Goodman Group	268,235	6,095,532
Insurance Australia Group, Ltd.	317,158	1,743,214
Lynas Rare Earths, Ltd. (A)	117,476	1,615,122
Macquarie Group, Ltd.	47,740	8,186,437
Medibank Private, Ltd.	366,982	1,263,904
MMG, Ltd. (A)	572,000	644,774
National Australia Bank, Ltd.	401,221	10,769,066
Northern Star Resources, Ltd.	176,433	2,404,898
Origin Energy, Ltd.	225,541	1,760,023
Pro Medicus, Ltd.	7,516	714,509
Qantas Airways, Ltd.	98,462	666,250
QBE Insurance Group, Ltd.	200,551	3,259,074
REA Group, Ltd.	6,721	718,975
Rio Tinto, Ltd.	48,645	6,506,019
Santos, Ltd.	423,591	2,377,074
Scentre Group	685,067	1,882,093
SGH, Ltd.	26,965	796,312
Sigma Healthcare, Ltd.	677,581	1,429,377
Sonic Healthcare, Ltd.	61,773	864,938
South32, Ltd.	585,712	2,031,911
Stockland	317,816	934,054
Suncorp Group, Ltd.	147,649	1,841,313
Telstra Group, Ltd.	515,444	1,929,887
The Lottery Corp., Ltd.	287,404	1,116,440
Transurban Group	404,059	4,345,759
Vicinity, Ltd.	511,548	928,604

19

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H. Soul Pattinson & Company, Ltd.	44,703	$1,397,092
Wesfarmers, Ltd.	148,666	8,507,552
Westpac Banking Corp.	447,352	11,566,588
WiseTech Global, Ltd.	26,340	684,774
Woodside Energy Group, Ltd.	248,121	5,427,771
Woolworths Group, Ltd.	158,981	4,019,485
		186,928,678
Austria - 0.2%
BAWAG Group AG (B)	13,051	2,340,317
Erste Group Bank AG	51,795	6,173,816
OMV AG (C)	24,268	1,746,328
Raiffeisen Bank International AG	21,789	1,250,751
Verbund AG (C)	11,191	751,261
		12,262,473
Belgium - 0.5%
Ageas SA/NV	23,450	1,816,944
Anheuser-Busch InBev SA/NV	144,401	11,561,826
D'ieteren Group	3,095	617,418
Elia Group SA/NV	6,290	977,757
Financiere de Tubize SA	2,967	777,426
Groupe Bruxelles Lambert NV	11,953	1,125,456
KBC Group NV	33,407	4,433,132
Lotus Bakeries NV (C)	60	768,950
Sofina SA (C)	2,413	626,150
Syensqo SA (C)	10,720	838,904
UCB SA	18,472	5,423,864
		28,967,827
Brazil - 0.9%
Ambev SA	680,400	2,201,213
Axia Energia	172,400	1,791,821
B3 SA - Brasil Bolsa Balcao	764,160	2,499,458
Banco Bradesco SA	206,538	634,613
Banco BTG Pactual SA	175,200	1,866,767
Banco do Brasil SA	247,000	993,964
BB Seguridade Participacoes SA	102,000	715,782
Caixa Seguridade Participacoes SA	89,800	315,263
Cia de Saneamento Basico do Estado de Sao Paulo	353,023	1,955,968
Companhia Paranaense de Energia	286,400	826,632
CPFL Energia SA	31,300	269,223
Embraer SA	101,300	1,473,549
Energisa SA	42,970	408,869
Eneva SA (A)	135,800	689,963
Engie Brasil Energia SA	38,575	253,111
Equatorial SA	167,900	1,283,077
Klabin SA	114,461	378,243
Localiza Rent a Car SA	126,645	1,054,925
MBRF Global Foods Company SA	91,910	291,697
Motiva Infraestrutura de Mobilidade SA	139,600	390,472
NU Holdings, Ltd., Class A (A)	486,531	6,388,152
Petroleo Brasileiro SA	524,300	4,856,833
Porto Seguro SA	28,900	276,766
PRIO SA (A)	116,400	1,436,382
Raia Drogasil SA	187,419	694,385
Rede D'Or Sao Luiz SA (B)	115,100	776,224
Rumo SA	182,900	497,445
StoneCo, Ltd., Class A (C)	32,144	368,049
Suzano SA	99,327	825,206
Telefonica Brasil SA	116,360	780,108
TIM SA	121,300	526,602
TOTVS SA	75,900	497,569
Ultrapar Participacoes SA	103,000	528,216
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Vale SA	522,438	$8,577,240
Vibra Energia SA	153,932	907,807
WEG SA	240,540	2,102,827
XP, Inc., Class A	58,466	974,628
		51,309,049
Canada - 7.4%
Agnico Eagle Mines, Ltd.	69,455	12,770,067
Alamos Gold, Inc., Class A	58,352	2,393,928
Alimentation Couche-Tard, Inc.	102,668	5,800,465
AltaGas, Ltd.	45,025	1,752,142
ARC Resources, Ltd.	80,007	1,811,206
Atco, Ltd., Class I	953	47,019
AtkinsRealis Group, Inc.	23,311	1,399,353
Bank of Montreal	98,690	16,029,922
Barrick Mining Corp.	233,694	9,984,098
BCE, Inc.	12,607	318,044
Bombardier, Inc., Class B (A)	12,297	2,773,905
Brookfield Corp.	289,874	13,206,387
Brookfield Wealth Solutions, Ltd. (A)	1,158	52,967
CAE, Inc. (A)	44,125	1,142,292
Cameco Corp.	60,421	6,789,118
Canadian Apartment Properties REIT	1,853	47,123
Canadian Imperial Bank of Commerce	129,473	14,132,950
Canadian National Railway Company	73,262	8,675,169
Canadian Natural Resources, Ltd.	289,280	13,156,244
Canadian Pacific Kansas City, Ltd.	124,794	11,142,887
Canadian Tire Corp., Ltd., Class A	7,312	938,231
Canadian Utilities, Ltd., Class A	21,604	777,252
CCL Industries, Inc., Class B	21,165	1,366,940
Celestica, Inc. (A)	15,971	6,174,666
Cenovus Energy, Inc.	197,117	5,441,753
CGI, Inc.	27,778	1,939,916
China Gold International Resources Corp., Ltd.	31,961	615,689
Constellation Software, Inc.	2,794	5,720,804
Dollarama, Inc.	38,141	4,877,422
Element Fleet Management Corp.	58,675	1,169,116
Emera, Inc.	43,558	2,277,976
Empire Company, Ltd., Class A	18,689	662,754
Enbridge, Inc.	300,619	16,493,542
Fairfax Financial Holdings, Ltd.	2,931	4,561,743
First Capital Real Estate Investment Trust	1,767	30,120
First Quantum Minerals, Ltd. (A)	99,674	3,068,338
FirstService Corp.	6,032	808,642
Fortis, Inc.	72,812	4,027,594
Franco-Nevada Corp.	26,835	6,216,245
George Weston, Ltd.	24,612	1,724,170
GFL Environmental, Inc.	34,025	1,141,694
Gildan Activewear, Inc.	25,141	1,533,826
Great-West Lifeco, Inc. (C)	41,378	2,415,480
Hydro One, Ltd. (B)	47,893	1,969,704
iA Financial Corp., Inc.	14,296	1,782,321
IGM Financial, Inc.	14,958	852,356
Imperial Oil, Ltd.	23,823	2,826,481
Intact Financial Corp.	25,487	5,007,554
Ivanhoe Mines, Ltd., Class A (A)	110,050	974,657
Keyera Corp.	32,939	1,366,396
Kinross Gold Corp.	167,632	5,092,248
Loblaw Companies, Ltd.	82,552	3,692,730
Lundin Gold, Inc.	15,014	1,002,458
Lundin Mining Corp.	95,273	2,845,785
Magna International, Inc. (C)	37,877	2,454,800
Metro, Inc.	29,503	1,893,251

20

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
National Bank of Canada	54,792	$8,001,901
Nutrien, Ltd.	67,411	4,616,308
Open Text Corp.	37,177	883,953
Pan American Silver Corp.	58,837	3,359,980
Pembina Pipeline Corp.	81,735	3,812,699
Power Corp. of Canada	79,643	4,813,877
RioCan Real Estate Investment Trust	5,501	88,541
Rogers Communications, Inc., Class B	51,911	2,003,166
Royal Bank of Canada	194,186	37,246,978
Saputo, Inc.	35,770	1,095,945
Shopify, Inc., Class A (A)	169,045	20,159,350
SmartCentres Real Estate Investment Trust	1,681	35,336
Stantec, Inc.	16,332	1,234,037
Sun Life Financial, Inc.	79,909	5,742,853
Suncor Energy, Inc.	167,536	10,471,532
TC Energy Corp.	144,673	9,639,620
Teck Resources, Ltd., Class B	63,852	4,234,569
TELUS Corp. (C)	75,506	948,035
TFI International, Inc.	11,167	1,722,698
The Bank of Nova Scotia	172,844	13,868,642
The Descartes Systems Group, Inc. (A)	12,616	931,021
The Toronto-Dominion Bank	234,543	26,837,238
Thomson Reuters Corp.	21,702	1,881,737
TMX Group, Ltd.	41,905	1,568,113
Toromont Industries, Ltd.	11,679	1,926,296
Tourmaline Oil Corp.	52,002	2,377,083
Wheaton Precious Metals Corp.	63,120	8,486,507
Whitecap Resources, Inc.	173,684	1,995,542
WSP Global, Inc.	18,958	2,685,046
		411,838,543
Chile - 0.2%
Antofagasta PLC	53,734	2,960,052
Banco de Chile	6,317,829	1,190,112
Banco de Credito e Inversiones SA	12,130	818,411
Banco Santander Chile	9,071,233	713,436
Cencosud SA	171,607	404,704
Empresas CMPC SA	159,550	191,093
Empresas COPEC SA	53,721	381,668
Enel Americas SA	140,509	12,314
Enel Chile SA	3,839,445	333,456
Falabella SA	86,786	555,795
Latam Airlines Group SA	43,116,291	1,167,479
Plaza SA	103,571	451,503
		9,180,023
China - 5.2%
360 Security Technology, Inc., Class A	55,800	83,183
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	16,800	47,681
3SBio, Inc. (A)(B)	246,500	582,368
AAC Technologies Holdings, Inc.	106,644	619,792
Accelink Technologies Company, Ltd., Class A	6,500	195,535
ACM Research Shanghai, Inc., Class A	1,487	50,345
Advanced Micro-Fabrication Equipment, Inc., Class A	6,975	306,985
AECC Aviation Power Company, Ltd., Class A	21,400	131,244
Agricultural Bank of China, Ltd., Class A	670,600	626,150
Agricultural Bank of China, Ltd., H Shares	3,777,544	2,782,238
Aier Eye Hospital Group Company, Ltd., Class A	70,084	94,448
Air China, Ltd., Class A (A)	91,200	91,686
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Akeso, Inc. (A)(B)	87,504	$1,321,645
Aluminum Corp. of China, Ltd., A Shares	110,000	186,111
Aluminum Corp. of China, Ltd., H Shares	504,805	706,955
Amlogic Shanghai Company, Ltd., Class A	3,357	52,567
Angel Yeast Company, Ltd., Class A	7,500	40,572
Anhui Conch Cement Company, Ltd., Class A	34,700	103,208
Anhui Conch Cement Company, Ltd., H Shares	165,939	402,577
Anhui Gujing Distillery Company, Ltd., Class A	3,000	41,226
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	17,900	97,872
Anji Microelectronics Technology Shanghai Company, Ltd., Class A	1,197	50,284
Anker Innovations Technology Company, Ltd., Class A	4,250	78,944
ANTA Sports Products, Ltd.	168,483	1,628,710
APT Medical, Inc., Class A	677	20,563
Autohome, Inc., ADR	418	7,298
Avary Holding Shenzhen Company, Ltd., Class A	19,200	297,759
AVIC Airborne Systems Company, Ltd.	28,980	47,686
AviChina Industry & Technology Company, Ltd., H Shares (C)	386,295	154,501
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	47,900	43,258
Baidu, Inc., Class A (A)	300,285	5,077,611
Baiyin Nonferrous Group Company, Ltd., Class A	57,500	53,617
Bank of Beijing Company, Ltd., Class A	178,900	134,533
Bank of Changsha Company, Ltd., Class A	38,500	54,049
Bank of Chengdu Company, Ltd., Class A	39,300	108,021
Bank of China, Ltd., Class A	276,000	238,971
Bank of China, Ltd., H Shares	9,693,899	6,444,044
Bank of Communications Company, Ltd., Class A	430,300	423,438
Bank of Communications Company, Ltd., H Shares	1,193,090	1,112,195
Bank of Hangzhou Company, Ltd., Class A	65,300	154,472
Bank of Jiangsu Company, Ltd., Class A	159,500	266,089
Bank of Nanjing Company, Ltd., Class A	106,300	169,329
Bank of Ningbo Company, Ltd., Class A	56,900	260,935
Bank of Shanghai Company, Ltd., Class A	106,200	141,707
Bank of Suzhou Company, Ltd., Class A	46,800	56,359
Baoshan Iron & Steel Company, Ltd., Class A	170,800	152,305
Beijing Compass Technology Development Company, Ltd., Class A	5,200	70,597
Beijing Enlight Media Company, Ltd., Class A	23,300	43,775
Beijing Kingsoft Office Software, Inc., Class A	3,478	122,858
Beijing New Building Materials PLC, Class A	12,800	43,302
Beijing Roborock Technology Company, Ltd., Class A	2,119	32,113
Beijing Tong Ren Tang Company, Ltd., Class A	8,800	33,345
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	5,669	29,017
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	394,800	292,833

21

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bestechnic Shanghai Company, Ltd., Class A	1,262	$31,095
Bilibili, Inc., Class Z (A)	33,593	582,549
Bluefocus Intelligent Communications Group Company, Ltd., Class A	28,900	71,330
BOC International China Company, Ltd., Class A	28,900	48,724
BOE Technology Group Company, Ltd., Class A	301,000	227,302
BYD Company, Ltd., Class A	44,200	627,909
BYD Company, Ltd., H Shares	496,815	5,783,260
BYD Electronic International Company, Ltd. (C)	108,801	405,011
Caitong Securities Company, Ltd., Class A	63,400	73,544
Cambricon Technologies Corp., Ltd., Class A	4,897	948,017
Capital Securities Company, Ltd., Class A	17,000	36,569
CCOOP Group Company, Ltd., Class A (A)	137,800	35,375
CGN Power Company, Ltd., Class A	9,900	6,699
CGN Power Company, Ltd., H Shares (B)	1,437,089	568,682
Changchun High-Tech Industry Group Company, Ltd., Class A	3,000	32,609
Changjiang Securities Company, Ltd., Class A	74,600	89,624
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,200	41,263
Chaozhou Three-Circle Group Company, Ltd., Class A	15,000	285,157
Chengtun Mining Group Company, Ltd., Class A	21,200	38,391
Chifeng Jilong Gold Mining Group, Ltd., Class A	11,800	58,707
China CITIC Bank Corp., Ltd., Class A	76,000	83,324
China CITIC Bank Corp., Ltd., H Shares	1,136,061	1,056,950
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(B)(C)	1,954,000	164,668
China Coal Energy Company, Ltd., H Shares	249,593	402,909
China Communications Services Corp., Ltd., H Shares	19,874	10,474
China Construction Bank Corp., Class A	164,500	242,138
China Construction Bank Corp., H Shares	12,998,124	14,083,638
China CSSC Holdings, Ltd., Class A	61,800	341,285
China Eastern Airlines Corp., Ltd., Class A (A)	121,300	78,618
China Energy Engineering Corp., Ltd., Class A	274,900	117,467
China Everbright Bank Company, Ltd., Class A	389,900	178,563
China Feihe, Ltd. (B)	484,868	189,471
China Galaxy Securities Company, Ltd., Class A	66,500	120,686
China Galaxy Securities Company, Ltd., H Shares	480,520	475,940
China Great Wall Securities Company, Ltd., Class A	39,900	50,160
China Greatwall Technology Group Company, Ltd., Class A (A)	24,000	62,971
China Hongqiao Group, Ltd.	384,832	1,379,868
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	23,900	119,328
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (B)	248,849	$623,172
China Jushi Company, Ltd., Class A	32,000	199,322
China Life Insurance Company, Ltd., Class A	24,500	122,468
China Life Insurance Company, Ltd., H Shares	1,008,911	3,721,984
China Literature, Ltd. (A)(B)(C)	55,050	162,296
China Longyuan Power Group Corp., Ltd., H Shares	335,016	289,417
China Mengniu Dairy Company, Ltd.	418,329	905,746
China Merchants Bank Company, Ltd., Class A	171,900	965,704
China Merchants Bank Company, Ltd., H Shares	524,387	3,154,736
China Merchants Energy Shipping Company, Ltd., Class A	63,200	148,174
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	38,700	57,404
China Merchants Securities Company, Ltd., Class A	76,000	190,891
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	76,100	99,190
China Minsheng Banking Corp., Ltd., Class A	358,700	188,125
China Minsheng Banking Corp., Ltd., H Shares	837,267	358,837
China National Building Material Company, Ltd., H Shares	501,361	339,370
China National Chemical Engineering Company, Ltd., Class A	54,000	61,549
China National Nuclear Power Company, Ltd., Class A	169,000	225,724
China National Software & Service Company, Ltd., Class A (A)	5,460	29,182
China Nonferrous Mining Corp., Ltd.	183,000	317,613
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	28,400	204,151
China Oilfield Services, Ltd., H Shares	243,334	245,532
China Pacific Insurance Group Company, Ltd., Class A	60,300	286,732
China Pacific Insurance Group Company, Ltd., H Shares	357,563	1,435,324
China Petroleum & Chemical Corp., Class A	241,100	172,773
China Petroleum & Chemical Corp., H Shares	3,071,946	1,693,353
China Railway Group, Ltd., Class A	169,900	119,682
China Railway Group, Ltd., H Shares	573,115	256,380
China Railway Signal & Communication Corp., Ltd., Class A	60,230	42,717
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	7,200	51,940
China Resources Microelectronics, Ltd., Class A	10,117	95,904
China Resources Mixc Lifestyle Services, Ltd. (B)	92,081	488,658
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	11,126	40,189
China Shenhua Energy Company, Ltd., Class A	51,500	356,957
China Shenhua Energy Company, Ltd., H Shares	458,002	2,632,970

22

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Southern Airlines Company, Ltd., Class A (A)	79,200	$64,177
China State Construction Engineering Corp., Ltd., Class A	370,600	264,345
China Three Gorges Renewables Group Company, Ltd., Class A	201,400	124,083
China Tourism Group Duty Free Corp., Ltd., Class A	15,700	138,010
China Tower Corp., Ltd., H Shares (B)	603,485	763,539
China Tungsten and Hightech Materials Company, Ltd., Class A	18,100	182,025
China United Network Communications, Ltd., Class A	266,100	171,062
China Vanke Company, Ltd., Class A (A)	86,100	45,156
China XD Electric Company, Ltd., Class A	40,800	99,897
China Yangtze Power Company, Ltd., Class A	196,700	806,449
China Zheshang Bank Company, Ltd., Class A	207,600	92,007
Chongqing Afari Technology Company, Ltd., Class A (A)	35,000	55,787
Chongqing Changan Automobile Company, Ltd., Class A	66,010	77,258
Chongqing Rural Commercial Bank Company, Ltd., Class A	93,800	92,057
Chongqing Rural Commercial Bank Company, Ltd., H Shares	302,000	245,012
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	18,150	36,438
CICT Mobile Communication Technology Company, Ltd., Class A (A)	26,347	62,770
Citic Pacific Special Steel Group Company, Ltd., Class A	22,700	47,436
CITIC Securities Company, Ltd., Class A	110,900	427,113
CITIC Securities Company, Ltd., H Shares	211,842	705,859
CITIC, Ltd.	554,235	929,584
CMOC Group, Ltd., Class A	140,700	385,837
CMOC Group, Ltd., H Shares	507,272	1,183,937
CNGR Advanced Material Company, Ltd., Class A	6,820	52,716
CNPC Capital Company, Ltd., Class A	66,300	76,280
Contemporary Amperex Technology Company, Ltd., Class A	35,720	2,239,896
Contemporary Amperex Technology Company, Ltd., H Shares	13,800	1,304,022
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	30,800	88,688
COSCO SHIPPING Holdings Company, Ltd., Class A	98,800	206,401
COSCO SHIPPING Holdings Company, Ltd., H Shares (C)	358,991	649,149
CRRC Corp., Ltd., Class A	214,900	183,211
CRRC Corp., Ltd., H Shares	581,773	385,647
CSC Financial Company, Ltd., Class A	39,000	140,580
CSI Solar Company, Ltd., Class A	28,979	56,746
CSPC Innovation Pharmaceutical Company, Ltd., Class A (A)	11,200	44,297
CSPC Pharmaceutical Group, Ltd.	1,085,785	1,039,525
Daqin Railway Company, Ltd., Class A	185,700	142,385
Datang International Power Generation Company, Ltd., Class A	96,200	122,720
Dongfang Electric Corp., Ltd., Class A	24,800	129,106
Dongxing Securities Company, Ltd., Class A	31,100	61,456
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dosilicon Company, Ltd., Class A (A)	3,455	$72,481
East Money Information Company, Ltd., Class A	133,256	377,517
Eastroc Beverage Group Company, Ltd., Class A	5,304	111,630
Ecovacs Robotics Company, Ltd., Class A	4,500	39,040
Empyrean Technology Company, Ltd., Class A	2,900	49,035
ENN Energy Holdings, Ltd.	107,177	751,449
ENN Natural Gas Company, Ltd., Class A	17,300	49,956
Eoptolink Technology, Inc., Ltd., Class A (A)	8,140	844,474
Eve Energy Company, Ltd., Class A	16,800	158,108
Everbright Securities Company, Ltd., Class A	44,300	93,411
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	89,865	31,207
Fiberhome Telecommunication Technologies Company, Ltd., Class A	11,300	86,608
Focus Media Information Technology Company, Ltd., Class A	108,100	89,117
Foshan Haitian Flavouring & Food Company, Ltd., Class A	38,644	205,144
Founder Securities Company, Ltd., Class A	95,100	96,840
Founder Technology Group Corp., class A (A)	34,300	68,053
Foxconn Industrial Internet Company, Ltd., Class A	107,400	1,160,356
Fuyao Glass Industry Group Company, Ltd., Class A	16,800	130,760
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	81,574	579,175
GalaxyCore, Inc., Class A	15,160	32,469
Ganfeng Lithium Group Company, Ltd., Class A	12,060	127,621
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	65,800	540,625
GD Power Development Company, Ltd., Class A	145,700	110,860
GDS Holdings, Ltd., Class A (A)	151,600	667,854
GEM Company, Ltd., Class A	36,800	42,428
Genscript Biotech Corp. (A)	160,044	278,856
Geovis Technology Company, Ltd., Class A (A)	5,844	42,049
GF Securities Company, Ltd., Class A	59,600	166,466
GF Securities Company, Ltd., H Shares	144,600	298,143
Giant Biogene Holding Company, Ltd. (B)(C)	49,800	191,009
Giant Network Group Company, Ltd., Class A	15,600	60,084
GigaDevice Semiconductor, Inc., Class A	5,500	379,746
GoerTek, Inc., Class A	29,300	116,245
Goldwind Science & Technology Company, Ltd., Class A	28,600	98,981
Goneo Group Company, Ltd., Class A	3,576	21,972
Gotion High-tech Company, Ltd., Class A	14,100	68,671
Great Wall Motor Company, Ltd., H Shares	311,249	410,269
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,900	144,079
Guangdong Haid Group Company, Ltd., Class A	13,100	90,619
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	22,100	116,381

23

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., Class A	53,100	$47,605
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	13,000	41,337
Guangzhou Haige Communications Group, Inc. Company, Class A	20,800	48,626
Guangzhou Tinci Materials Technology Company, Ltd., Class A	15,800	121,292
Guobo Electronics Company, Ltd. Class A	2,881	38,741
Guolian Minsheng Securities Company, Ltd., Class A	52,000	66,784
Guosen Securities Company, Ltd., Class A	70,200	105,035
Guotai Haitong Securities Company, Ltd.	123,014	279,724
Guotai Haitong Securities Company, Ltd., H Shares (B)	263,726	440,166
Guoyuan Securities Company, Ltd., Class A	66,900	70,529
H World Group, Ltd., ADR	27,056	1,214,544
Haidilao International Holding, Ltd. (B)	222,816	362,574
Haier Smart Home Company, Ltd., Class A	51,700	159,495
Haier Smart Home Company, Ltd., H Shares	330,386	830,519
Hainan Airlines Holding Company, Ltd., Class A (A)	320,100	69,481
Hainan Airport Infrastructure Company, Ltd., Class A	78,500	37,232
Haisco Pharmaceutical Group Company, Ltd., Class A	6,800	51,806
Haitian International Holdings, Ltd.	86,963	219,626
Hangzhou Chang Chuan Technology Company, Ltd., Class A	5,100	158,949
Hangzhou First Applied Material Company, Ltd., Class A	18,551	49,064
Hangzhou Silan Microelectronics Company, Ltd., Class A	11,100	56,753
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,200	18,660
Hansoh Pharmaceutical Group Company, Ltd. (B)	205,299	822,157
Hebei Changshan Biochemical Pharmaceutical Company, Ltd., Class A (A)	7,500	45,745
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	18,100	77,817
Henan Shuanghui Investment & Development Company, Ltd., Class A	26,700	98,689
Hengan International Group Company, Ltd.	86,690	269,434
Hengli Petrochemical Company, Ltd., Class A	55,600	141,281
Hengtong Optic-Electric Company Ltd., Class A	20,900	238,367
Hesai Group (A)	15,740	301,964
Hgtech Company, Ltd., Class A	8,200	184,305
Hithink RoyalFlush Information Network Company, Ltd., Class A	6,300	212,040
Horizon Robotics (A)(C)	677,400	458,951
Hoshine Silicon Industry Company, Ltd., Class A	6,500	36,584
Hua Hong Semiconductor, Ltd., Class A (A)	3,273	114,485
Hua Hong Semiconductor, Ltd., H Shares (A)(B)	99,732	2,055,329
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huadian Power International Corp., Ltd., Class A	78,300	$64,324
Huadong Medicine Company, Ltd., Class A	12,600	54,017
Huafon Chemical Company, Ltd., Class A	40,600	60,625
Huaneng Power International, Inc., Class A	68,400	89,642
Huaneng Power International, Inc., H Shares	572,352	530,983
Huaqin Company, Ltd., Class A	7,200	113,127
Huatai Securities Company, Ltd., Class A	73,900	198,556
Huatai Securities Company, Ltd., H Shares (B)	184,106	372,874
Huaxia Bank Company, Ltd., Class A	103,100	102,217
Huayu Automotive Systems Company, Ltd., Class A	25,700	63,450
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,800	72,127
Hunan Valin Steel Company, Ltd., Class A	49,200	29,171
Hundsun Technologies, Inc., Class A	14,900	53,465
Hwatsing Technology Company, Ltd., Class A	2,472	95,510
Hygon Information Technology Company, Ltd., Class A	18,636	810,976
IEIT Systems Company, Ltd., Class A	12,200	116,384
Iflytek Company, Ltd., Class A	18,600	131,628
Imeik Technology Development Company, Ltd., Class A	2,200	34,046
Industrial & Commercial Bank of China, Ltd., Class A	484,200	516,555
Industrial & Commercial Bank of China, Ltd., H Shares	8,835,826	7,482,666
Industrial Bank Company, Ltd., Class A	174,000	475,659
Industrial Securities Company, Ltd., Class A	92,000	78,199
Ingenic Semiconductor Company, Ltd., Class A	3,800	88,481
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	358,500	125,230
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	17,100	78,274
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	71,900	54,416
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	13,700	81,018
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	52,400	208,326
Inner Mongolia Yitai Coal Company, Ltd., Class B	123,573	343,423
Innovent Biologics, Inc. (A)(B)	199,021	2,113,273
Isoftstone Information Technology Group Company, Ltd., Class A	7,750	37,881
J&T Global Express, Ltd. (A)	319,400	368,312
JA Solar Technology Company, Ltd., Class A (A)	20,888	28,117
JCET Group Company, Ltd., Class A	14,900	180,899
JD Health International, Inc. (A)(B)	150,808	735,434
JD Logistics, Inc. (A)(B)	259,294	426,627
JD.com, Inc., Class A	322,603	4,650,571
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	45,600	81,156
Jiangsu Expressway Company, Ltd., H Shares	156,837	209,940

24

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,700	$172,517
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	51,900	384,941
Jiangsu Hoperun Software Company, Ltd., Class A	6,400	38,116
Jiangsu King's Luck Brewery JSC, Ltd., Class A	7,400	33,121
Jiangsu Yanghe Distillery Company, Ltd., Class A	12,300	82,479
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,700	30,067
Jiangsu Zhongtian Technology Company, Ltd., Class A	28,600	177,867
Jiangxi Copper Company, Ltd., Class A	16,500	106,332
Jiangxi Copper Company, Ltd., H Shares	140,515	632,733
Jinduicheng Molybdenum Company, Ltd., Class A	22,900	81,938
Jinko Solar Company, Ltd., Class A (A)	73,031	63,242
JL Mag Rare-Earth Company, Ltd., Class A	8,300	39,559
Kanzhun, Ltd., ADR	50,257	681,987
KE Holdings, Inc., Class A	274,200	1,498,377
Kingdee International Software Group Company, Ltd. (A)	402,412	375,744
Kingfa Sci & Tech Company, Ltd., Class A	22,000	55,019
Kingnet Network Company, Ltd., Class A	15,400	36,509
Kingsoft Corp., Ltd.	138,596	375,944
Kuaishou Technology (B)	343,871	2,004,291
Kuang-Chi Technologies Company, Ltd., Class A (A)	17,400	103,324
Kunlun Tech Company, Ltd., Class A (A)	10,100	65,598
Kweichow Moutai Company, Ltd., Class A	10,200	1,997,083
Laopu Gold Company, Ltd., H Shares (C)	3,700	237,312
LB Group Company, Ltd., Class A	20,300	42,900
Lenovo Group, Ltd.	1,090,690	3,342,486
Lens Technology Company, Ltd., Class A	41,700	249,462
Leo Group Company, Ltd., Class A	55,200	48,755
Li Auto, Inc., Class A (A)	167,698	1,250,476
Li Ning Company, Ltd.	311,602	723,123
Lingyi iTech Guangdong Company, Class A	59,800	128,575
Longfor Group Holdings, Ltd. (B)(C)	288,327	288,386
LONGi Green Energy Technology Company, Ltd., Class A (A)	58,040	119,123
Loongson Technology Corp, Ltd., Class A (A)	2,864	61,768
Luxshare Precision Industry Company, Ltd., Class A	60,000	650,207
Luzhou Laojiao Company, Ltd., Class A	11,800	158,767
Mango Excellent Media Company, Ltd., Class A	14,000	36,040
Maxscend Microelectronics Company, Ltd., Class A (A)	3,700	59,095
Meitu, Inc. (A)(B)(C)	490,500	273,172
Meituan, Class B (A)(B)	671,146	6,522,586
Metallurgical Corp. of China, Ltd., Class A	155,100	64,831
Midea Group Company, Ltd., Class A	30,800	367,845
Midea Group Company, Ltd., H Shares	56,500	617,973
MINISO Group Holding, Ltd.	66,400	217,834
Montage Technology Company, Ltd., Class A	9,077	340,234
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Muyuan Foods Group Company, Ltd., Class A	43,660	$245,289
NARI Technology Company, Ltd., Class A	63,648	234,149
National Silicon Industry Group Company, Ltd., Class A (A)	24,528	100,560
NAURA Technology Group Company, Ltd., Class A	5,770	537,381
NetEase, Inc.	234,596	5,751,932
New China Life Insurance Company, Ltd., Class A	17,800	157,067
New China Life Insurance Company, Ltd., H Shares	127,317	788,405
New Hope Liuhe Company, Ltd., Class A	21,100	24,592
New Oriental Education & Technology Group, Inc.	182,458	840,379
Nexchip Semiconductor Corp., Class A	15,298	103,067
Ningbo Deye Technology Corp., Class A	10,137	173,330
Ningbo Orient Wires & Cables Company, Ltd., Class A	6,120	40,417
Ningbo Sanxing Medical Electric Company, Ltd., Class A	10,400	25,128
Ningbo Tuopu Group Company, Ltd., Class A	14,390	132,383
Ningxia Baofeng Energy Group Company, Ltd., Class A	59,000	209,100
NIO, Inc., Class A (A)	248,520	1,400,322
Nongfu Spring Company, Ltd., H Shares (B)	271,006	1,479,070
OFILM Group Company, Ltd., Class A (A)	17,800	23,574
OmniVision Integrated Circuits Group, Inc.	10,045	141,107
Orient Securities Company, Ltd., Class A	81,600	112,253
PetroChina Company, Ltd., Class A	160,500	257,782
PetroChina Company, Ltd., H Shares	2,860,130	3,975,989
Pharmaron Beijing Company, Ltd., Class A	14,425	53,504
PICC Property & Casualty Company, Ltd., H Shares	945,292	1,754,446
Ping An Bank Company, Ltd., Class A	163,700	264,421
Ping An Insurance Group Company of China, Ltd., Class A	88,700	701,179
Ping An Insurance Group Company of China, Ltd., H Shares	907,662	6,951,906
Piotech, Inc., Class A	2,016	187,504
Poly Developments and Holdings Group Company, Ltd., Class A	109,200	93,105
Pony AI, Inc., Class A (A)	26,300	267,687
Pop Mart International Group, Ltd. (B)(C)	72,407	1,595,860
Postal Savings Bank of China Company, Ltd., Class A	253,500	186,520
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,206,504	772,490
Power Construction Corp. of China, Ltd., Class A	142,400	112,413
Qfin Holdings, Inc., ADR	444	7,140
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	41,500	188,843
QuantumCTek Company, Ltd., Class A	798	65,765
Range Intelligent Computing Technology Group Company, Ltd., Class A	10,900	135,039
Remegen Company, Ltd., H Shares (A)(B)	25,500	269,624
RoboTechnik Intelligent Technology Company, Ltd., Class A	1,400	132,120
Rockchip Electronics Company, Ltd., Class A	3,400	88,316

25

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Rongsheng Petrochemical Company, Ltd., Class A	78,800	$131,156
SAIC Motor Corp., Ltd., Class A	64,100	116,689
Sailun Group Company, Ltd., Class A	25,700	47,960
Sanan Optoelectronics Company, Ltd., Class A	41,200	95,353
Sangfor Technologies, Inc., Class A	3,300	52,408
Sany Heavy Industry Company, Ltd., Class A	67,600	179,482
Satellite Chemical Company, Ltd., Class A	28,243	97,056
SDIC Capital Company, Ltd., CLass A	82,800	78,814
SDIC Power Holdings Company, Ltd., Class A	63,200	133,527
SenseTime Group, Inc., Class B (A)(B)	3,766,000	799,657
Seres Group Company, Ltd., Class A	12,600	151,614
SF Holding Company, Ltd., Class A	37,000	191,061
SG Micro Corp., Class A	4,001	69,620
Shaanxi Coal Industry Company, Ltd., Class A	75,900	288,546
Shandong Gold Mining Company, Ltd., Class A	28,600	122,946
Shandong Gold Mining Company, Ltd., H Shares (B)	126,287	386,433
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	9,180	70,994
Shandong Hongqiao Aluminum Industry Holding Company, Ltd., Class A	24,900	78,301
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	15,300	66,486
Shandong Nanshan Aluminum Company, Ltd., Class A	92,400	71,090
Shandong Sun Paper Industry JSC, Ltd., Class A	23,900	48,760
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	336,295	144,213
Shanghai Allist Pharmaceuticals Company, Ltd., Class A	2,731	36,206
Shanghai Baosight Software Company, Ltd., Class A	15,772	47,069
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,653	39,824
Shanghai Electric Group Company, Ltd., Class A (A)	102,400	122,098
Shanghai Electric Power Company, Ltd., Class A (A)	22,600	74,396
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	19,800	68,027
Shanghai International Airport Company, Ltd., Class A	4,700	17,409
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	25,100	61,119
Shanghai Pudong Development Bank Company, Ltd., Class A	257,700	356,933
Shanghai Putailai New Energy Technology Group Company, Ltd.	16,610	75,265
Shanghai RAAS Blood Products Company, Ltd., Class A	54,700	42,916
Shanghai Rural Commercial Bank Company, Ltd., Class A	75,300	94,578
Shanghai Stonehill Technology Company, Ltd., Class A (A)	45,900	52,043
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,015	106,917
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	12,900	$66,208
Shanjin International Gold Company, Ltd., Class A	20,300	67,837
Shannon Semiconductor Technology Company, Ltd., Class A	3,700	97,897
Shanxi Coking Coal Energy Group Company, Ltd., Class A	30,000	30,098
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	19,900	47,044
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,500	180,105
Sharetronic Data Technology Company, Ltd., Class A	3,920	138,528
Shenergy Company, Ltd., Class A	38,600	58,857
Shengyi Electronics Company, Ltd., Class A	5,486	112,018
Shengyi Technology Company, Ltd., Class A	20,000	414,774
Shennan Circuits Company, Ltd., Class A	5,390	327,239
Shenwan Hongyuan Group Company, Ltd., Class A	233,600	152,243
Shenzhen Envicool Technology Company, Ltd., Class A	7,600	102,220
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	11,300	55,737
Shenzhen Goodix Technology Company, Ltd., Class A	3,600	32,468
Shenzhen Inovance Technology Company, Ltd., Class A	10,300	112,656
Shenzhen Kinwong Electronic Company, Ltd., Class A	8,000	93,520
Shenzhen Longsys Electronics Company, Ltd., Class A (A)	2,800	228,217
Shenzhen Megmeet Electrical Company, Ltd., Class A	4,700	87,408
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	10,000	224,324
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,800	40,047
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	8,900	43,938
Shenzhen Sunway Communication Company, Ltd., Class A	8,300	120,800
Shenzhen Transsion Holdings Company, Ltd., Class A	8,140	72,255
Shenzhou International Group Holdings, Ltd.	112,991	668,567
Sichuan Changhong Electric Company, Ltd., Class A	36,900	39,256
Sichuan Chuantou Energy Company, Ltd., Class A	38,000	87,026
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	12,200	65,540
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	6,700	394,578
Sichuan Road and Bridge Group Company, Ltd., Class A	51,400	66,414
Sinolink Securities Company, Ltd., Class A	52,600	67,388
Sinoma Science & Technology Company, Ltd., Class A	13,800	145,055
Sinomine Resource Group Company, Ltd., Class A	4,900	44,911

26

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd., H Shares	183,753	$396,393
Sinotruk Hong Kong, Ltd.	92,500	439,773
Skyverse Technology Company, Ltd., Class A (A)	2,479	79,838
Smoore International Holdings, Ltd. (B)(C)	253,334	294,131
SooChow Securities Company, Ltd., Class A	56,800	65,779
Spring Airlines Company, Ltd., Class A	6,900	49,921
Sungrow Power Supply Company, Ltd., Class A	17,020	447,762
Sunny Optical Technology Group Company, Ltd.	96,364	1,032,119
Sunwoda Electronic Company, Ltd., Class A	15,700	52,973
SUPCON Technology Company, Ltd., Class A (A)	5,851	74,178
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A (A)	14,900	468,691
Suzhou Maxwell Technologies Company, Ltd., Class A	2,200	81,041
Suzhou TFC Optical Communication Company, Ltd., Class A	6,388	427,627
TAL Education Group, ADR (A)	56,315	546,819
TBEA Company, Ltd., Class A	40,410	151,216
TCL Technology Group Corp., Class A	162,870	103,064
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	25,800	37,171
Tencent Holdings, Ltd.	861,198	46,790,082
Tencent Music Entertainment Group, ADR	77,675	716,164
The People's Insurance Company Group of China, Ltd., Class A	86,600	87,515
The People's Insurance Company Group of China, Ltd., H Shares	1,194,879	789,704
Tianfeng Securities Company, Ltd., Class A (A)	89,400	44,241
Tianqi Lithium Corp., Class A (A)	11,000	102,482
Tianshan Aluminum Group Company, Ltd., Class A	37,400	82,687
Tianshui Huatian Technology Company, Ltd., Class A (A)	25,800	73,731
Tingyi Cayman Islands Holding Corp.	265,102	404,160
Tongcheng Travel Holdings, Ltd.	173,112	312,735
TongFu Microelectronics Company, Ltd., Class A	12,200	119,261
Tongling Nonferrous Metals Group Company, Ltd., Class A	103,000	105,311
Tongwei Company, Ltd., Class A (A)	32,600	71,160
Trina Solar Company, Ltd., Class A (A)	16,334	37,218
Tsingtao Brewery Company, Ltd., Class A	6,400	57,834
Tsingtao Brewery Company, Ltd., H Shares	84,597	537,381
UBTech Robotics Corp., Ltd., H Shares (A)(C)	29,250	381,740
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,179	72,368
Unisplendour Corp., Ltd., Class A	22,600	95,963
United Nova Technology Company, Ltd., Class A (A)	58,675	69,942
Universal Scientific Industrial Shanghai Company, Ltd., Class A	15,000	99,375
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	4,000	145,992
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Victory Giant Technology Huizhou Company, Ltd., Class A	7,100	$385,808
Vipshop Holdings, Ltd., ADR	42,521	604,649
Voyah Automobile Technology Company, Ltd. (A)	106,709	71,758
Wanhua Chemical Group Company, Ltd., Class A	26,000	282,165
Wanxiang Qianchao Company, Ltd., Class A	27,600	60,269
Weichai Power Company, Ltd., Class A	62,700	327,546
Weichai Power Company, Ltd., H Shares	255,633	1,357,995
Wens Foodstuff Group Company, Ltd., Class A	49,700	100,442
Western Mining Company, Ltd., Class A	19,500	88,169
Western Securities Company, Ltd., Class A	59,800	58,260
Western Superconducting Technologies Company, Ltd., Class A	4,546	45,385
Wingtech Technology Company, Ltd., Class A (A)	9,800	29,919
Wintime Energy Group Company, Ltd., Class A (A)	198,200	53,302
Wolong Electric Group Company, Ltd., Class A	13,200	77,034
Wuhan Guide Infrared Company, Ltd., Class A (A)	31,078	59,094
Wuliangye Yibin Company, Ltd., Class A	31,800	398,797
WUS Printed Circuit Kunshan Company, Ltd., Class A	15,600	304,141
WuXi AppTec Company, Ltd., Class A	22,300	334,650
WuXi AppTec Company, Ltd., H Shares (B)	50,494	840,765
WuXi Biologics Cayman, Inc. (A)(B)	476,620	2,038,545
WuXi XDC Cayman, Inc. (A)	51,500	361,015
XCMG Construction Machinery Company, Ltd., Class A	93,600	134,834
Xiamen Tungsten Company, Ltd., Class A	12,100	97,433
Xiaomi Corp., Class B (A)(B)	2,324,634	8,325,606
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	15,125	43,492
Xinyi Solar Holdings, Ltd.	605,086	206,381
XPeng, Inc., A Shares (A)	168,476	1,370,376
XtalPi Holdings, Ltd. (A)(C)	235,000	247,174
Yadea Group Holdings, Ltd. (B)	162,485	234,005
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	54,500	1,571,400
Yangzijiang Shipbuilding Holdings, Ltd.	204,100	582,279
Yankuang Energy Group Company, Ltd., Class A	46,370	149,397
Yankuang Energy Group Company, Ltd., H Shares	438,584	816,729
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	8,300	172,156
Yealink Network Technology Corp., Ltd., Class A	10,280	54,881
Yonghui Superstores Company, Ltd., Class A (A)	65,500	35,693
Yonyou Network Technology Company, Ltd., Class A (A)	25,400	38,944
Youngor Fashion Company, Ltd., Class A	13,900	15,320
YTO Express Group Company, Ltd., Class A	25,200	69,822
Yuanjie Semiconductor Technology Company, Ltd., Class A	1,001	167,479
Yum China Holdings, Inc.	47,950	2,094,000

27

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yunnan Aluminium Company, Ltd., Class A	28,000	$118,074
Yunnan Baiyao Group Company, Ltd., Class A	14,240	105,059
Yunnan Energy New Material Group Company, Ltd., Class A (A)	7,500	78,039
Yunnan Tin Company, Ltd., Class A	12,700	70,601
Yunnan Yuntianhua Company, Ltd., Class A	14,200	64,271
Yutong Bus Company, Ltd., Class A	17,200	82,126
Zangge Mining Company, Ltd., Class A	12,400	141,446
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,100	77,777
Zhaojin Mining Industry Company, Ltd., H Shares	230,743	638,861
Zhejiang Century Huatong Group Company, Ltd., Class A	57,900	124,722
Zhejiang China Commodities City Group Company, Ltd., Class A	47,200	89,106
Zhejiang Chint Electrics Company, Ltd., Class A	16,700	71,923
Zhejiang Dahua Technology Company, Ltd., Class A	24,500	60,468
Zhejiang Expressway Company, Ltd., H Shares	8,355	7,165
Zhejiang Huayou Cobalt Company, Ltd., Class A	15,010	121,759
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,200	76,668
Zhejiang Juhua Company, Ltd., Class A	21,800	106,447
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	66,600	334,495
Zhejiang Longsheng Group Company, Ltd., Class A	26,700	44,236
Zhejiang NHU Company, Ltd., Class A	25,580	110,932
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	15,700	107,659
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	17,000	29,791
Zhejiang Weiming Environment Protection Company, Ltd., Class A	13,536	30,156
Zhejiang Zheneng Electric Power Company, Ltd., Class A	93,000	88,908
Zheshang Securities Company, Ltd., Class A	59,100	82,450
Zhongji Innolight Company, Ltd., Class A	9,180	1,564,147
Zhongjin Gold Corp., Ltd., Class A	38,200	127,581
Zhongtai Securities Company, Ltd., Class A	92,100	74,050
Zhuzhou CRRC Times Electric Company, Ltd., Class A	6,489	58,499
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	59,792	309,468
Zijin Mining Group Company, Ltd., Class A	169,100	764,455
Zijin Mining Group Company, Ltd., H Shares	810,396	3,397,356
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	59,500	63,407
ZTE Corp., Class A (A)	31,700	171,780
ZTE Corp., H Shares	103,575	353,176
ZTO Express Cayman, Inc.	56,550	1,245,352
		285,435,163
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia - 0.0%
Grupo Cibest SA	29,162	$601,156
Interconexion Electrica SA ESP	52,771	432,273
		1,033,429
Czech Republic - 0.0%
CEZ AS	18,065	1,089,126
CSG NV (A)(C)	28,640	600,260
Komercni banka AS	10,556	501,111
Moneta Money Bank AS (B)	36,543	326,045
		2,516,542
Denmark - 0.9%
A.P. Moller - Maersk A/S, Series A	295	718,280
A.P. Moller - Maersk A/S, Series B	639	1,586,615
Carlsberg A/S, Class B	12,876	1,730,802
Coloplast A/S, B Shares	17,034	1,045,705
Danske Bank A/S	91,293	4,802,105
Demant A/S (A)(C)	12,824	498,647
DSV A/S	27,923	6,985,166
Genmab A/S (A)	8,313	2,179,034
Novo Nordisk A/S, Class B	439,223	20,070,350
Novonesis A/S, B Shares	47,841	2,779,470
Orsted A/S (A)(B)	71,744	1,828,434
Pandora A/S	10,779	1,008,791
ROCKWOOL A/S, B Shares	13,299	416,393
Tryg A/S	48,608	1,142,526
Vestas Wind Systems A/S	137,415	3,855,569
		50,647,887
Egypt - 0.0%
Commercial International Bank Egypt SAE	17,760	45,361
Eastern Company SAE	2,026	1,475
Talaat Moustafa Group	2,836	5,217
		52,053
Finland - 0.9%
Elisa OYJ	25,302	1,214,929
Fortum OYJ	80,637	1,884,861
Kesko OYJ, B Shares	48,393	1,172,552
Kone OYJ, B Shares	61,320	3,665,131
Metso OYJ	121,424	2,316,186
Neste OYJ	76,157	2,504,040
Nokia OYJ	962,797	14,141,333
Nordea Bank ABP	560,909	10,746,941
Orion OYJ, Class B	19,799	1,653,746
Sampo OYJ, A Shares	447,492	4,723,071
Stora Enso OYJ, R Shares	106,612	1,247,643
UPM-Kymmene OYJ	95,962	2,803,600
Wartsila OYJ ABP	91,395	3,709,134
		51,783,167
France - 4.6%
Accor SA	24,483	1,333,539
Aeroports de Paris SA (C)	4,306	576,956
Air Liquide SA	75,077	15,509,655
Alstom SA (A)	44,880	895,778
Amundi SA (B)	8,494	828,115
AXA SA	219,771	10,134,364
Ayvens SA (B)	45,102	604,919
BioMerieux	5,198	449,552
BNP Paribas SA	130,715	14,090,107
Bollore SE	88,354	559,819
Bouygues SA	24,441	1,430,108
Bureau Veritas SA	43,773	1,324,014
Capgemini SE	19,816	2,354,233
Carrefour SA	75,627	1,412,962
Cie de Saint-Gobain SA	57,983	5,254,467

28

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	84,758	$3,093,762
Covivio SA	7,002	449,726
Credit Agricole SA	138,441	2,667,231
Danone SA	83,713	5,951,983
Dassault Aviation SA	2,505	889,962
Dassault Systemes SE	86,131	1,889,661
Eiffage SA	8,696	1,258,547
Engie SA	236,486	7,295,357
EssilorLuxottica SA (C)	39,072	7,897,207
Gecina SA	5,773	493,477
Getlink SE	37,321	815,477
Hermes International SCA	4,109	7,678,593
Ipsen SA	4,889	893,068
Kering SA	9,660	2,845,056
Klepierre SA	27,131	1,106,772
Legrand SA	34,020	5,847,339
L'Oreal SA	31,158	13,748,375
LVMH Moet Hennessy Louis Vuitton SE	32,287	17,659,288
Orange SA	239,976	5,019,235
Pernod Ricard SA	26,301	1,937,526
Publicis Groupe SA	29,901	2,909,035
Renault SA	24,883	851,061
Rexel SA	29,108	1,243,009
Safran SA	46,141	16,410,121
Sanofi SA	142,580	12,498,421
Sartorius Stedim Biotech	3,805	788,164
Schneider Electric SE	70,012	21,989,558
Schneider Electric SE (Euronext London Exchange)	1,178	368,475
Societe Generale SA	89,795	7,463,851
Sodexo SA	11,316	620,890
Thales SA	11,952	3,353,281
TotalEnergies SE	256,992	22,549,174
Unibail-Rodamco-Westfield (A)	15,813	1,827,967
Veolia Environnement SA	81,042	3,269,695
Vinci SA	63,969	9,303,526
		251,642,458
Germany - 4.7%
adidas AG	23,258	4,492,405
Allianz SE	52,205	23,134,918
BASF SE	121,588	7,199,554
Bayer AG	133,781	5,689,262
Bayerische Motoren Werke AG	38,295	3,332,045
Beiersdorf AG	13,037	1,048,135
Brenntag SE	16,310	1,072,637
Commerzbank AG	98,922	4,258,371
Continental AG	14,743	1,218,564
CTS Eventim AG & Company KGaA	8,224	593,669
Daimler Truck Holding AG	62,598	3,063,004
Delivery Hero SE (A)(B)(C)	26,363	1,129,339
Deutsche Bank AG	248,678	8,058,427
Deutsche Boerse AG	25,658	7,392,356
Deutsche Lufthansa AG	80,639	801,755
Deutsche Telekom AG	500,974	16,820,221
DHL Group	125,239	7,458,894
E.ON SE	304,767	6,469,744
Evonik Industries AG	34,096	667,725
Fresenius Medical Care AG	29,971	1,298,852
Fresenius SE & Company KGaA	57,502	2,428,079
GEA Group AG	19,626	1,265,144
Hannover Rueck SE	8,525	2,302,090
Heidelberg Materials AG	18,244	4,036,571
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Henkel AG & Company KGaA	11,966	$867,877
Hensoldt AG	8,545	887,139
HOCHTIEF AG	2,087	1,179,911
Infineon Technologies AG	178,134	16,889,841
Knorr-Bremse AG	9,594	1,158,986
LEG Immobilien SE (C)	10,248	665,350
Mercedes-Benz Group AG	98,548	5,983,632
Merck KGaA	17,739	2,701,541
MTU Aero Engines AG	7,327	2,673,152
Muenchener Rueckversicherungs-Gesellschaft AG	17,914	9,407,896
Nemetschek SE	7,577	545,615
Rational AG	669	511,884
Rheinmetall AG	6,260	9,424,826
RWE AG	86,063	5,469,390
SAP SE	142,237	25,729,846
Scout24 SE (B)	9,912	833,652
Siemens AG	103,645	32,496,819
Siemens Energy AG	105,583	19,988,316
Siemens Healthineers AG (B)	46,521	1,889,939
Symrise AG	17,945	1,649,453
Talanx AG	9,482	1,134,200
Vonovia SE	103,353	2,575,932
Zalando SE (A)(B)	30,297	819,682
		260,716,640
Greece - 0.2%
Alpha Bank SA	212,051	969,339
Eurobank SA	345,905	1,611,108
Hellenic Telecommunications Organization SA	21,418	454,423
JUMBO SA	15,359	417,344
Metlen Energy & Metals PLC (A)	13,235	646,983
National Bank of Greece SA	117,407	2,031,086
Piraeus Bank SA (A)	149,083	1,581,759
Public Power Corp. SA	23,989	603,193
		8,315,235
Hong Kong - 2.0%
AIA Group, Ltd.	1,436,474	15,068,288
Alibaba Group Holding, Ltd.	2,318,683	35,949,217
Alibaba Health Information Technology, Ltd. (A)(C)	757,746	350,428
Beijing Enterprises Holdings, Ltd.	68,970	271,403
BOC Hong Kong Holdings, Ltd.	500,301	3,057,006
Bosideng International Holdings, Ltd.	605,812	328,751
C&D International Investment Group, Ltd. (C)	113,246	227,729
China Gas Holdings, Ltd.	361,702	320,037
China Merchants Port Holdings Company, Ltd.	178,231	350,148
China Overseas Land & Investment, Ltd.	524,752	1,043,773
China Power International Development, Ltd.	484,969	230,190
China Resources Beer Holdings Company, Ltd.	220,662	681,865
China Resources Gas Group, Ltd.	125,373	294,352
China Resources Land, Ltd.	439,711	1,980,300
China Resources Power Holdings Company, Ltd.	280,808	762,035
China Ruyi Holdings, Ltd. (A)(C)	1,557,326	270,310
China State Construction International Holdings, Ltd. (C)	171,116	190,818
China Taiping Insurance Holdings Company, Ltd.	196,929	499,987

29

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chow Tai Fook Jewellery Group, Ltd.	260,631	$365,295
CK Asset Holdings, Ltd.	264,573	1,597,393
CK Hutchison Holdings, Ltd.	365,634	3,289,926
CK Infrastructure Holdings, Ltd.	84,799	641,856
CLP Holdings, Ltd.	222,344	2,169,721
Far East Horizon, Ltd.	319,693	313,888
Futu Holdings, Ltd., ADR	7,828	814,660
Galaxy Entertainment Group, Ltd.	268,387	1,068,975
GCL Technology Holdings, Ltd. (A)	3,274,736	347,185
Geely Automobile Holdings, Ltd.	882,860	2,118,775
Guangdong Investment, Ltd.	390,587	416,148
Henderson Land Development Company, Ltd.	198,796	784,865
HKT Trust & HKT, Ltd.	509,846	787,670
Hong Kong & China Gas Company, Ltd.	1,511,498	1,381,919
Hong Kong Exchanges & Clearing, Ltd.	165,185	8,434,340
Hongkong Land Holdings, Ltd.	147,346	1,123,207
Jardine Matheson Holdings, Ltd.	22,167	1,472,971
Kunlun Energy Company, Ltd.	523,215	478,158
Link REIT	354,085	1,825,241
MTR Corp., Ltd.	205,712	827,729
NetEase Cloud Music, Inc. (A)(B)(C)	11,450	173,823
Orient Overseas International, Ltd.	18,227	316,739
Power Assets Holdings, Ltd.	187,806	1,440,149
Prudential PLC	352,535	5,015,683
Sino Biopharmaceutical, Ltd.	1,393,160	887,854
Sino Land Company, Ltd.	495,297	746,385
SITC International Holdings Company, Ltd.	181,947	805,067
Sun Hung Kai Properties, Ltd.	197,863	3,323,055
Swire Pacific, Ltd., Class A	46,125	479,995
Techtronic Industries Company, Ltd.	200,113	2,970,795
The Wharf Holdings, Ltd. (C)	140,000	396,088
Want Want China Holdings, Ltd.	621,564	330,152
WH Group, Ltd. (B)	1,123,866	1,296,982
Wharf Real Estate Investment Company, Ltd.	225,027	689,651
Zijin Gold International Company, Ltd. (A)	28,400	471,524
		111,480,501
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	54,010	686,045
OTP Bank NYRT	29,941	4,111,060
Richter Gedeon NYRT	18,749	793,676
		5,590,781
India - 3.2%
ABB India, Ltd.	6,688	512,158
Adani Enterprises, Ltd.	19,774	611,552
Adani Ports & Special Economic Zone, Ltd.	68,679	1,306,962
Adani Power, Ltd. (A)	364,118	934,995
Aditya Birla Capital, Ltd. (A)	101,287	387,990
Alkem Laboratories, Ltd.	6,184	360,248
Ambuja Cements, Ltd.	76,095	360,409
APL Apollo Tubes, Ltd.	22,554	434,400
Apollo Hospitals Enterprise, Ltd.	13,756	1,189,794
Ashok Leyland, Ltd.	376,420	620,506
Asian Paints, Ltd.	48,403	1,370,129
Astral, Ltd.	14,815	246,932
AU Small Finance Bank, Ltd. (B)	70,160	730,420
Aurobindo Pharma, Ltd.	34,084	509,940
Avenue Supermarts, Ltd. (A)(B)	20,494	872,495
Axis Bank, Ltd.	293,778	3,978,679
Bajaj Auto, Ltd.	8,747	964,411
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Finance, Ltd.	356,770	$3,415,429
Bajaj Finserv, Ltd.	49,455	935,489
Bajaj Holdings & Investment, Ltd.	3,455	379,321
Balkrishna Industries, Ltd.	9,840	236,606
Bank of Baroda	131,922	373,333
Bharat Electronics, Ltd.	468,852	2,033,589
Bharat Forge, Ltd.	31,132	639,616
Bharat Heavy Electricals, Ltd.	132,279	578,497
Bharat Petroleum Corp., Ltd.	190,454	599,159
Bharti Airtel, Ltd.	327,123	6,287,047
Bosch, Ltd.	926	359,071
Britannia Industries, Ltd.	13,651	751,521
BSE, Ltd.	25,604	1,120,215
Canara Bank	233,386	323,643
CG Power & Industrial Solutions, Ltd.	89,751	870,867
Cholamandalam Investment and Finance Company, Ltd.	53,920	878,012
Cipla, Ltd.	72,625	1,069,958
Coal India, Ltd.	237,372	1,144,661
Colgate-Palmolive India, Ltd.	15,228	330,811
Coromandel International, Ltd.	14,717	273,064
Cummins India, Ltd.	17,771	1,103,374
Dabur India, Ltd.	69,768	330,416
Divi's Laboratories, Ltd.	15,377	1,081,209
Dixon Technologies India, Ltd.	4,587	557,373
DLF, Ltd.	97,430	611,985
Dr. Reddy's Laboratories, Ltd.	69,942	976,096
Eicher Motors, Ltd.	17,418	1,321,838
Eternal, Ltd. (A)	306,012	811,030
Fortis Healthcare, Ltd.	63,377	624,649
FSN E-Commerce Ventures, Ltd. (A)	140,401	387,216
GAIL India, Ltd.	304,062	531,086
GE Vernova T&D India, Ltd.	16,218	854,686
GMR Airports, Ltd. (A)	310,424	328,566
Godrej Consumer Products, Ltd.	52,228	564,874
Godrej Properties, Ltd. (A)	19,144	353,459
Grasim Industries, Ltd.	34,774	1,149,645
Havells India, Ltd.	27,202	339,647
HCL Technologies, Ltd.	121,843	1,519,927
HDFC Asset Management Company, Ltd. (B)	25,007	705,502
HDFC Bank, Ltd.	1,451,968	11,423,227
HDFC Life Insurance Company, Ltd. (B)	128,177	804,736
Hero MotoCorp, Ltd.	15,307	793,952
Hindalco Industries, Ltd.	173,441	2,066,547
Hindustan Aeronautics, Ltd.	25,756	1,167,276
Hindustan Petroleum Corp., Ltd.	119,426	494,878
Hindustan Unilever, Ltd.	105,212	2,392,147
Hitachi Energy India, Ltd.	1,697	684,539
Hyundai Motor India, Ltd.	20,504	427,499
ICICI Bank, Ltd.	676,708	8,974,761
ICICI Lombard General Insurance Company, Ltd. (B)	32,137	603,848
ICICI Prudential Life Insurance Company, Ltd. (B)	50,437	270,668
IDFC First Bank, Ltd.	441,539	330,670
Indian Oil Corp., Ltd.	355,850	527,158
Indus Towers, Ltd. (A)	168,960	789,346
IndusInd Bank, Ltd. (A)	73,335	705,079
Info Edge India, Ltd.	46,016	485,079
Infosys, Ltd.	415,077	5,062,462
InterGlobe Aviation, Ltd. (B)	24,108	1,119,207
ITC, Ltd.	384,385	1,163,823
Jindal Stainless, Ltd.	41,599	301,191

30

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Jindal Steel, Ltd.	45,897	$593,003
Jio Financial Services, Ltd.	363,186	917,804
JSW Energy, Ltd.	54,720	344,241
JSW Steel, Ltd.	78,424	1,054,123
Jubilant Foodworks, Ltd.	49,339	223,534
Kalyan Jewellers India, Ltd.	52,411	197,939
Kotak Mahindra Bank, Ltd.	699,087	2,837,043
Kwality Wall's India, Ltd. (A)	18,809	5,337
L&T Finance, Ltd.	112,621	338,186
Larsen & Toubro, Ltd.	86,502	3,726,243
Lodha Developers, Ltd. (B)	37,814	375,970
LTM, Ltd. (B)	9,337	402,022
Lupin, Ltd.	32,220	770,852
Mahindra & Mahindra, Ltd.	119,318	3,848,504
Malco Energy, Ltd. (A)(D)	171,186	218,091
Mankind Pharma, Ltd.	15,614	395,834
Marico, Ltd.	65,096	563,668
Maruti Suzuki India, Ltd.	16,062	2,230,391
Max Healthcare Institute, Ltd.	99,352	1,008,876
Mphasis, Ltd.	16,327	389,711
MRF, Ltd.	294	381,102
Muthoot Finance, Ltd.	15,268	530,299
Nestle India, Ltd.	84,537	1,283,293
NHPC, Ltd.	389,460	321,761
NMDC, Ltd.	397,749	370,131
NTPC, Ltd.	559,611	2,293,744
Oberoi Realty, Ltd.	16,114	288,269
Oil & Natural Gas Corp., Ltd.	403,702	1,129,754
Oil India, Ltd.	62,125	313,780
One 97 Communications, Ltd. (A)	48,935	577,335
Oracle Financial Services Software, Ltd.	2,827	297,071
Page Industries, Ltd.	740	297,424
PB Fintech, Ltd. (A)	44,155	797,139
Persistent Systems, Ltd.	14,112	771,390
Petronet LNG, Ltd.	93,667	268,128
PI Industries, Ltd.	9,463	278,315
Pidilite Industries, Ltd.	37,983	592,243
Polycab India, Ltd.	6,676	666,761
Power Finance Corp., Ltd.	190,542	863,963
Power Grid Corp. of India, Ltd.	594,912	1,801,912
Prestige Estates Projects, Ltd.	22,267	322,876
Punjab National Bank	289,437	323,661
Rail Vikas Nigam, Ltd.	67,461	177,691
REC, Ltd.	154,612	548,613
Reliance Industries, Ltd.	778,191	10,824,132
Samvardhana Motherson International, Ltd.	539,464	856,737
SBI Cards & Payment Services, Ltd.	35,741	235,063
SBI Life Insurance Company, Ltd. (B)	58,778	1,137,779
Shree Cement, Ltd.	1,119	297,022
Shriram Finance, Ltd.	179,985	1,808,995
Siemens Energy India, Ltd.	11,158	450,815
Siemens, Ltd. (A)	11,316	457,200
Solar Industries India, Ltd.	3,441	659,140
SRF, Ltd.	18,842	537,187
State Bank of India	237,298	2,410,756
Sun Pharmaceutical Industries, Ltd.	123,124	2,335,797
Sundaram Finance, Ltd.	8,401	368,836
Supreme Industries, Ltd.	8,047	301,207
Suzlon Energy, Ltd. (A)	1,286,217	781,336
Swiggy, Ltd. (A)	174,729	472,772
Talwandi Sabo Power, Ltd. (A)(D)	171,186	218,091
Tata Communications, Ltd.	13,929	287,396
Tata Consultancy Services, Ltd.	115,585	2,746,116
Tata Consumer Products, Ltd.	75,498	932,575
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Motors Passenger Vehicles, Ltd.	262,839	$1,092,143
Tata Motors, Ltd. (A)	260,360	1,046,250
Tata Steel, Ltd.	957,497	2,120,218
Tech Mahindra, Ltd.	69,245	1,080,447
The Indian Hotels Company, Ltd.	107,149	743,375
The Phoenix Mills, Ltd.	24,955	463,448
The Tata Power Company, Ltd.	205,188	911,264
Titan Company, Ltd.	45,188	1,954,353
Torrent Pharmaceuticals, Ltd.	15,066	700,503
Torrent Power, Ltd.	22,108	327,976
Trent, Ltd.	22,869	1,018,686
Tube Investments of India, Ltd.	13,273	440,589
TVS Motor Company, Ltd.	30,155	1,063,060
UltraTech Cement, Ltd.	15,062	1,822,618
Union Bank of India, Ltd.	196,674	348,563
United Spirits, Ltd.	36,537	488,618
UPL, Ltd.	64,060	440,786
Varun Beverages, Ltd.	171,315	955,562
Vedanta Aluminium Metal, Ltd. (A)(D)	171,186	218,091
Vedanta Iron and Steel, Ltd. (A)(D)	171,186	218,091
Vedanta, Ltd.	175,053	650,481
Vishal Mega Mart, Ltd. (A)	271,283	347,273
Vodafone Idea, Ltd. (A)	3,448,685	509,025
Voltas, Ltd.	26,940	356,618
WAAREE Energies, Ltd.	10,908	359,068
Wipro, Ltd.	345,602	745,733
Yes Bank, Ltd. (A)	1,953,498	476,949
Zydus Lifesciences, Ltd.	26,522	301,771
		177,991,138
Indonesia - 0.1%
Amman Mineral Internasional PT (A)	545,000	100,729
Astra International Tbk PT	815,900	228,545
Bank Central Asia Tbk PT	2,131,700	681,171
Bank Mandiri Persero Tbk PT	1,456,200	332,517
Bank Negara Indonesia Persero Tbk PT	578,300	119,677
Bank Rakyat Indonesia Persero Tbk PT	2,643,800	436,821
Barito Pacific Tbk PT (A)	874,000	94,767
Barito Renewables Energy Tbk PT (A)	311,700	57,360
Bumi Resources Minerals Tbk PT (A)	2,098,700	69,831
Chandra Asri Pacific Tbk PT	317,000	31,786
Charoen Pokphand Indonesia Tbk PT	328,700	78,519
Dian Swastatika Sentosa Tbk PT (A)	948,800	26,087
GoTo Gojek Tokopedia Tbk PT (A)	35,393,300	99,157
Indofood Sukses Makmur Tbk PT	37,900	14,690
Petrindo Jaya Kreasi Tbk PT (A)	825,000	29,085
Sumber Alfaria Trijaya Tbk PT	708,500	45,566
Telkom Indonesia Persero Tbk PT	1,993,600	335,625
United Tractors Tbk PT	56,000	71,859
		2,853,792
Ireland - 0.5%
AerCap Holdings NV	24,563	3,423,837
AIB Group PLC	293,953	3,459,203
Bank of Ireland Group PLC	132,034	2,682,792
Experian PLC	125,149	4,321,836
Kerry Group PLC, Class A	21,224	1,818,445
Kerry Group PLC, Class A (London Stock Exchange)	918	79,946
Kingspan Group PLC	20,426	1,867,135
Kingspan Group PLC (London Stock Exchange) (A)	877	81,161
PDD Holdings, Inc., ADR (A)	95,710	8,081,752
Ryanair Holdings PLC	116,568	3,402,611
		29,218,718

31

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 0.6%
Azrieli Group, Ltd.	5,553	$917,525
Bank Hapoalim BM	163,675	4,196,670
Bank Leumi Le-Israel BM	193,952	4,907,184
Check Point Software Technologies, Ltd. (A)	11,320	1,528,766
Elbit Systems, Ltd.	3,647	3,321,541
ICL Group, Ltd.	99,460	653,607
Israel Discount Bank, Ltd., Class A	159,110	1,761,560
Mizrahi Tefahot Bank, Ltd.	20,261	1,552,467
Monday.com, Ltd. (A)	5,748	480,648
Nice, Ltd. (A)	8,089	730,387
Nova, Ltd. (A)	3,906	2,032,047
Teva Pharmaceutical Industries, Ltd., ADR (A)	150,469	5,314,565
The Phoenix Holdings, Ltd.	30,362	2,005,330
Tower Semiconductor, Ltd. (A)	14,800	4,198,995
		33,601,292
Italy - 1.9%
Banca Mediolanum SpA	34,199	789,171
Banca Monte dei Paschi di Siena SpA (C)	294,744	3,170,003
Banco BPM SpA	167,072	2,624,889
BPER Banca SpA	219,027	2,965,215
Buzzi SpA	11,709	632,493
Davide Campari-Milano NV	91,900	599,510
Enel SpA	1,218,081	13,668,284
Eni SpA	304,360	7,962,975
Ferrari NV	18,875	6,485,648
FinecoBank SpA	90,373	2,205,023
Generali	130,246	5,865,649
Intesa Sanpaolo SpA	2,089,874	14,123,485
Italgas SpA	89,501	1,049,976
Leonardo SpA	60,747	3,857,737
Moncler SpA	34,924	2,263,876
Nexi SpA (B)	721	2,950
Poste Italiane SpA	70,274	2,075,251
Prysmian SpA	42,334	7,292,738
Recordati Industria Chimica e Farmaceutica SpA	17,026	1,022,467
Snam SpA	293,949	2,148,319
Telecom Italia SpA (A)	2,635,296	2,238,681
Terna - Rete Elettrica Nazionale	207,820	2,387,673
UniCredit SpA	209,844	18,111,399
Unipol Assicurazioni SpA	58,051	1,435,210
		104,978,622
Japan - 12.8%
Advantest Corp.	104,784	17,131,704
Aeon Company, Ltd.	303,455	2,656,049
AGC, Inc.	26,742	1,164,750
Aisin Corp.	67,767	1,027,135
Ajinomoto Company, Inc.	123,724	3,997,648
ANA Holdings, Inc.	21,323	399,365
Asahi Group Holdings, Ltd.	207,920	1,984,102
Asahi Kasei Corp.	176,490	1,979,703
Asics Corp.	95,400	2,898,058
Astellas Pharma, Inc.	246,112	3,505,589
Bandai Namco Holdings, Inc.	79,676	1,817,657
Bridgestone Corp.	156,068	3,359,163
Canon, Inc.	118,693	3,156,571
Capcom Company, Ltd.	46,988	889,634
Central Japan Railway Company	104,810	2,292,463
Chubu Electric Power Company, Inc.	92,629	1,700,685
Chugai Pharmaceutical Company, Ltd.	91,890	4,544,549
Dai Nippon Printing Company, Ltd.	54,186	942,175
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daifuku Company, Ltd.	43,948	$2,008,998
Daiichi Life Group, Inc.	485,692	4,963,006
Daiichi Sankyo Company, Ltd.	245,788	4,136,745
Daikin Industries, Ltd.	36,134	5,202,056
Daito Trust Construction Company, Ltd. (C)	39,230	779,264
Daiwa House Industry Company, Ltd.	76,455	2,079,142
Daiwa Securities Group, Inc.	185,964	1,750,513
Denso Corp.	238,948	2,842,862
Disco Corp.	12,724	5,191,835
East Japan Railway Company	130,790	2,785,734
Ebara Corp.	63,500	2,257,951
Eisai Company, Ltd.	35,925	893,200
ENEOS Holdings, Inc.	368,248	3,017,284
FANUC Corp.	127,902	6,284,034
Fast Retailing Company, Ltd.	26,191	13,573,125
Fuji Electric Company, Ltd.	19,564	1,898,659
FUJIFILM Holdings Corp.	153,265	3,186,294
Fujikura, Ltd.	207,100	6,171,683
Fujitsu, Ltd.	240,320	5,118,835
Hankyu Hanshin Holdings, Inc.	32,000	940,517
Hikari Tsushin, Inc.	2,391	548,360
Hitachi, Ltd.	626,690	20,285,657
Honda Motor Company, Ltd.	504,724	4,535,437
Hoya Corp.	46,333	7,868,596
Hulic Company, Ltd.	61,718	658,281
Ibiden Company, Ltd.	32,800	4,715,596
Idemitsu Kosan Company, Ltd.	103,560	909,255
IHI Corp.	140,700	2,444,854
Inpex Corp.	119,135	2,678,927
Isuzu Motors, Ltd.	72,467	1,064,654
ITOCHU Corp.	812,215	9,819,447
Japan Airlines Company, Ltd. (C)	19,153	327,667
Japan Exchange Group, Inc.	134,906	1,648,045
Japan Post Bank Company, Ltd.	244,097	4,704,041
Japan Post Holdings Company, Ltd.	247,165	3,205,535
Japan Post Insurance Company, Ltd.	80,435	721,385
Japan Tobacco, Inc.	163,926	6,314,729
JFE Holdings, Inc. (C)	78,225	836,461
JX Advanced Metals Corp.	75,900	1,873,413
Kajima Corp.	57,727	2,131,945
Kao Corp.	62,004	2,374,576
Kawasaki Heavy Industries, Ltd.	104,300	2,039,851
Kawasaki Kisen Kaisha, Ltd. (C)	49,159	777,552
KDDI Corp.	400,480	6,884,425
Keyence Corp.	26,704	13,419,692
Kikkoman Corp. (C)	90,885	793,092
Kioxia Holdings Corp. (A)	26,000	10,706,492
Kirin Holdings Company, Ltd.	104,603	1,780,237
Komatsu, Ltd.	130,184	5,316,414
Konami Group Corp.	13,779	1,636,759
Kubota Corp.	132,609	2,356,127
Kyocera Corp.	175,468	3,836,614
Kyowa Kirin Company, Ltd.	31,893	501,180
Lasertec Corp.	11,036	2,790,387
LY Corp.	369,954	960,706
M3, Inc.	60,419	539,148
Makita Corp.	30,960	1,074,526
Marubeni Corp.	193,313	6,319,091
MatsukiyoCocokara & Company (C)	43,913	626,806
MINEBEA MITSUMI, Inc.	49,368	1,413,964
Mitsubishi Chemical Group Corp.	168,410	1,210,174
Mitsubishi Corp.	440,606	13,932,138
Mitsubishi Electric Corp.	259,866	10,564,346

32

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Company, Ltd.	145,377	$3,673,348
Mitsubishi HC Capital, Inc.	118,440	968,429
Mitsubishi Heavy Industries, Ltd.	438,200	10,358,503
Mitsubishi UFJ Financial Group, Inc.	1,541,054	28,962,342
Mitsui & Company, Ltd.	337,390	11,213,396
Mitsui Fudosan Company, Ltd.	360,732	3,453,056
Mitsui OSK Lines, Ltd.	47,621	1,636,820
Mizuho Financial Group, Inc.	340,513	15,304,687
MonotaRO Company, Ltd. (C)	33,504	395,985
MS&AD Insurance Group Holdings, Inc.	178,094	4,765,961
Murata Manufacturing Company, Ltd.	228,056	14,364,030
NEC Corp.	177,030	4,588,598
Nexon Company, Ltd.	50,471	709,499
Nidec Corp. (A)	114,348	2,005,229
Nintendo Company, Ltd.	150,963	6,755,423
Nippon Building Fund, Inc.	1,041	832,657
Nippon Paint Holdings Company, Ltd.	129,314	857,328
Nippon Sanso Holdings Corp.	23,633	915,809
Nippon Steel Corp. (C)	658,510	2,343,205
Nippon Yusen KK	56,892	1,895,662
Nissan Motor Company, Ltd. (A)	301,691	750,773
Nitori Holdings Company, Ltd. (C)	54,165	889,531
Nitto Denko Corp.	93,315	1,748,706
Nomura Holdings, Inc.	418,588	3,373,456
Nomura Research Institute, Ltd.	51,235	1,641,273
NTT, Inc.	4,073,890	3,822,238
Obayashi Corp.	86,764	1,760,907
Obic Company, Ltd.	43,300	1,090,995
Olympus Corp.	152,167	1,704,839
Oracle Corp. Japan (C)	4,960	269,009
Oriental Land Company, Ltd. (C)	146,958	2,113,350
ORIX Corp.	159,639	6,225,777
Osaka Gas Company, Ltd.	48,603	1,633,286
Otsuka Corp.	29,924	543,894
Otsuka Holdings Company, Ltd.	59,332	4,359,122
Pan Pacific International Holdings Corp.	257,800	1,416,381
Panasonic Holdings Corp.	318,830	7,366,239
Rakuten Group, Inc. (A)	206,806	966,716
Recruit Holdings Company, Ltd.	192,512	12,873,400
Renesas Electronics Corp.	243,381	6,775,167
Resona Holdings, Inc.	285,035	3,638,575
Ryohin Keikaku Company, Ltd.	68,900	1,682,805
Sanrio Company, Ltd.	122,400	658,168
SBI Holdings, Inc.	77,870	1,424,623
SCREEN Holdings Company, Ltd.	22,400	1,562,555
Secom Company, Ltd.	53,528	2,133,872
Seibu Holdings, Inc.	28,500	505,011
Sekisui Chemical Company, Ltd. (C)	49,950	718,314
Sekisui House, Ltd.	82,203	1,725,890
Seven & i Holdings Company, Ltd.	284,639	3,316,895
Shimadzu Corp.	32,010	758,352
Shimano, Inc.	10,056	1,040,781
Shimizu Corp.	68,600	1,152,400
Shin-Etsu Chemical Company, Ltd.	230,991	11,212,922
Shionogi & Company, Ltd.	102,558	1,928,893
Shiseido Company, Ltd.	55,106	971,581
SMC Corp.	7,965	3,464,185
SoftBank Corp.	3,920,960	5,297,470
SoftBank Group Corp.	508,072	23,900,753
Sompo Holdings, Inc.	122,284	4,518,659
Sony Financial Group, Inc. (C)	823,135	723,068
Sony Group Corp.	840,935	18,139,127
Subaru Corp.	80,004	1,214,170
Sumitomo Corp.	149,217	6,580,078
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Electric Industries, Ltd.	97,700	$7,535,668
Sumitomo Metal Mining Company, Ltd.	33,865	1,919,861
Sumitomo Mitsui Financial Group, Inc.	501,046	18,274,586
Sumitomo Mitsui Trust Group, Inc.	88,320	3,042,383
Sumitomo Realty & Development Company, Ltd.	83,370	1,944,463
Suntory Beverage & Food, Ltd. (C)	18,836	508,796
Suzuki Motor Corp.	214,688	2,658,709
Sysmex Corp.	67,568	590,834
T&D Holdings, Inc.	64,916	1,707,525
Taisei Corp.	20,095	1,760,987
Takeda Pharmaceutical Company, Ltd.	217,418	6,940,215
TDK Corp.	266,255	6,896,620
Terumo Corp.	181,294	2,726,102
The Chiba Bank, Ltd.	78,639	1,149,735
The Kansai Electric Power Company, Inc.	129,271	1,894,431
TIS, Inc. (C)	28,285	602,791
Toho Company, Ltd. (C)	71,170	548,742
Tokio Marine Holdings, Inc.	253,265	11,246,579
Tokyo Electron, Ltd.	61,351	20,575,558
Tokyo Gas Company, Ltd.	43,010	1,719,512
Tokyu Corp.	66,439	666,153
TOPPAN Holdings, Inc.	32,488	930,967
Toray Industries, Inc.	190,382	1,423,254
Toyota Industries Corp. (A)	22,394	2,875,319
Toyota Motor Corp.	1,295,197	24,502,149
Toyota Tsusho Corp.	94,263	4,106,952
Tsuruha Holdings, Inc. (C)	29,800	368,715
Unicharm Corp.	150,259	894,135
West Japan Railway Company	54,670	901,716
Yamaha Motor Company, Ltd. (C)	124,913	1,027,936
Yokogawa Electric Corp.	30,900	969,911
Yokohama Financial Group, Inc.	141,917	1,446,253
Zensho Holdings Company, Ltd.	13,200	667,599
ZOZO, Inc. (C)	58,672	365,805
		710,660,453
Kuwait - 0.2%
Boubyan Bank KSCP	229,291	485,198
Gulf Bank KSCP	279,356	316,126
Kuwait Finance House KSCP	1,643,566	4,141,608
Mabanee Company KPSC	100,815	320,766
Mobile Telecommunications Company KSCP	279,682	539,774
National Bank of Kuwait SAKP	1,204,954	3,310,751
Warba Bank KSCP	324,957	292,658
		9,406,881
Luxembourg - 0.1%
ArcelorMittal SA	55,472	3,818,821
CVC Capital Partners PLC (B)	33,173	530,249
Eurofins Scientific SE	15,336	1,115,632
Reinet Investments SCA	18,867	568,003
Tenaris SA	56,127	1,709,736
Zabka Group SA (A)(C)	50,182	353,337
		8,095,778
Macau - 0.0%
Sands China, Ltd.	324,478	633,910
Malaysia - 0.2%
AMMB Holdings BHD	245,300	400,709
Axiata Group BHD	263,600	132,937
CELCOMDIGI BHD	322,100	247,878
CIMB Group Holdings BHD	794,800	1,498,727
Gamuda BHD	459,700	487,260

33

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Bank BHD	65,600	$345,342
IHH Healthcare BHD	216,400	491,886
IOI Corp. BHD	250,500	252,101
Kuala Lumpur Kepong BHD	49,000	251,278
Malayan Banking BHD	595,800	1,598,912
Maxis BHD	218,100	204,141
MISC BHD	132,100	271,353
Mr. D.I.Y Group M BHD (B)	293,200	116,776
Nestle Malaysia BHD	6,600	151,394
Petronas Chemicals Group BHD	236,200	310,536
Petronas Dagangan BHD	27,900	124,818
Petronas Gas BHD	73,600	317,414
Press Metal Aluminium Holdings BHD	359,900	816,012
Public Bank BHD	1,443,900	1,715,418
QL Resources BHD	150,625	136,868
RHB Bank BHD	174,500	361,342
SD Guthrie BHD	211,300	309,489
Sunway BHD	274,700	373,898
Sunway Healthcare Holdings BHD (A)	27,560	12,303
Telekom Malaysia BHD	113,900	212,625
Tenaga Nasional BHD	259,400	934,291
YTL Corp. BHD	280,900	145,231
YTL Power International BHD	293,700	308,205
		12,529,144
Mexico - 0.6%
America Movil SAB de CV, Series B	2,673,236	3,404,571
Arca Continental SAB de CV	76,617	994,293
Cemex SAB de CV, Series CPO	2,246,084	2,949,953
Coca-Cola Femsa SAB de CV	77,995	841,628
Fibra Uno Administracion SA de CV	430,943	744,462
Fomento Economico Mexicano SAB de CV	252,766	3,012,431
Fresnillo PLC	29,986	1,317,558
Gruma SAB de CV, Class B	22,690	381,360
Grupo Aeroportuario del Centro Norte SAB de CV	42,400	532,586
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	56,975	1,338,651
Grupo Aeroportuario del Sureste SAB de CV, B Shares	26,908	797,633
Grupo Bimbo SAB de CV, Series A (C)	191,357	658,828
Grupo Carso SAB de CV, Series A1 (C)	81,856	643,913
Grupo Comercial Chedraui SA de CV (C)	47,900	270,762
Grupo Financiero Banorte SAB de CV, Series O	373,981	3,896,417
Grupo Financiero Inbursa SAB de CV, Series O	224,613	559,686
Grupo Mexico SAB de CV, Series B	459,889	5,684,352
Industrias Penoles SAB de CV	29,281	1,705,821
Kimberly-Clark de Mexico SAB de CV, Class A	217,817	482,446
Prologis Property Mexico SA de CV (C)	154,723	742,335
Promotora y Operadora de Infraestructura SAB de CV	27,662	445,397
Sigma Foods SAB de CV	538,644	514,503
Wal-Mart de Mexico SAB de CV	766,997	2,321,740
		34,241,326
Netherlands - 3.8%
ABN AMRO Bank NV	84,168	3,344,944
Adyen NV (A)(B)	3,672	4,022,183
Aegon, Ltd.	195,998	1,662,470
Airbus SE	77,161	16,113,292
Akzo Nobel NV	25,081	1,903,522
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Argenx SE (A)	9,016	$7,536,768
ASM International NV	6,821	7,117,124
ASML Holding NV	56,573	91,474,635
ASR Nederland NV (C)	24,267	1,816,586
BE Semiconductor Industries NV	10,610	3,513,028
Euronext NV (B)	10,109	1,642,808
EXOR NV	13,704	1,067,219
Ferrovial SE	70,515	4,823,125
Heineken Holding NV	18,622	1,342,860
Heineken NV	41,860	3,269,044
ING Groep NV	424,626	13,152,953
JBS NV, Class A	58,202	725,779
JDE Peet's NV	22,763	845,641
Koninklijke Ahold Delhaize NV	129,599	5,460,923
Koninklijke KPN NV	555,041	2,891,232
Koninklijke Philips NV (C)	112,567	2,988,644
Nebius Group NV (A)(C)	31,180	7,205,386
NEPI Rockcastle NV (A)	82,528	722,298
NN Group NV	39,631	3,308,244
Prosus NV (A)	190,686	8,672,305
Qiagen NV	28,255	1,041,882
Randstad NV	15,300	469,078
Stellantis NV (A)	293,312	2,340,723
Stellantis NV (Euronext Paris Exchange) (A)	10,559	83,921
The Magnum Ice Cream Company NV (A)	70,748	1,146,964
Universal Music Group NV (C)	159,308	3,575,812
Wolters Kluwer NV	33,660	2,393,110
		207,674,503
New Zealand - 0.1%
Auckland International Airport, Ltd.	222,757	1,103,030
Contact Energy, Ltd.	116,244	663,872
Fisher & Paykel Healthcare Corp., Ltd.	76,669	1,710,667
Infratil, Ltd.	122,986	1,157,396
Meridian Energy, Ltd.	170,595	598,845
Xero, Ltd. (A)	22,028	1,196,974
		6,430,784
Norway - 0.4%
Aker BP ASA	42,297	1,521,660
DNB Bank ASA	122,267	3,802,307
Equinor ASA	104,005	3,759,740
Gjensidige Forsikring ASA	29,204	805,607
Kongsberg Gruppen ASA	60,634	2,171,978
Kongsberg Maritime AS (A)	60,634	382,436
Mowi ASA	66,098	1,456,365
Norsk Hydro ASA	190,868	2,334,271
Orkla ASA	97,149	1,023,847
Salmar ASA	9,475	588,643
Telenor ASA	85,118	1,390,232
Yara International ASA	22,499	1,221,439
		20,458,525
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	22,746	839,100
Credicorp, Ltd.	9,429	3,230,658
		4,069,758
Philippines - 0.1%
Ayala Corp.	35,370	250,583
Ayala Land, Inc.	909,880	215,219
Bank of the Philippine Islands	255,777	389,453
BDO Unibank, Inc.	324,949	601,267
International Container Terminal Services, Inc.	140,370	1,715,110

34

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Jollibee Foods Corp.	68,150	$140,393
Manila Electric Company	38,870	359,909
Metropolitan Bank & Trust Company	253,019	260,664
PLDT, Inc.	10,605	197,836
SM Investments Corp.	31,675	295,215
SM Prime Holdings, Inc.	1,394,900	416,708
		4,842,357
Poland - 0.3%
Allegro.eu SA (A)(B)	104,169	997,375
Asseco Poland SA	7,196	391,598
Bank Millennium SA (A)	72,473	397,059
Bank Polska Kasa Opieki SA	24,362	1,626,293
Budimex SA	1,668	321,243
CD Projekt SA	8,495	544,181
Dino Polska SA (A)(B)	63,496	539,555
Erste Bank Polska SA	5,427	919,539
InPost SA (A)	35,667	639,368
KGHM Polska Miedz SA (A)	18,255	1,757,119
LPP SA	146	906,839
mBank SA (A)	1,865	661,211
ORLEN SA	75,146	2,937,090
PGE Polska Grupa Energetyczna SA (A)	118,494	345,277
Powszechna Kasa Oszczednosci Bank Polski SA	114,931	3,262,062
Powszechny Zaklad Ubezpieczen SA	84,221	1,495,629
		17,741,438
Portugal - 0.1%
Banco Comercial Portugues SA, R Shares	984,926	1,115,641
EDP SA	418,024	2,128,847
Galp Energia SGPS SA	55,211	1,203,187
Jeronimo Martins SGPS SA	37,206	787,701
		5,235,376
Qatar - 0.2%
Al Rayan Bank	866,623	517,229
Barwa Real Estate Company	46,336	31,396
Commercial Bank PSQC	427,382	493,102
Dukhan Bank	224,832	213,612
Industries Qatar QSC	211,687	713,322
Mesaieed Petrochemical Holding Company	858,067	288,643
Nebras Energy	64,403	257,438
Ooredoo QPSC	138,360	508,744
Qatar Fuel QSC	81,905	315,797
Qatar Gas Transport Company, Ltd.	366,098	436,687
Qatar International Islamic Bank QSC	127,782	385,528
Qatar Islamic Bank QPSC	240,070	1,504,727
Qatar National Bank QPSC	634,187	3,104,872
		8,771,097
Saudi Arabia - 0.8%
ACWA Power Company (A)	20,804	1,019,662
Ades Holding Company	42,487	223,409
Al Rajhi Bank	402,540	7,118,395
Alinma Bank	199,219	1,282,828
Almarai Company JSC	66,491	814,525
Arab National Bank	121,287	681,535
Arabian Internet & Communications Services Company	3,183	180,365
Bank AlBilad	100,706	659,328
Bank Al-Jazira	90,279	274,246
Banque Saudi Fransi	168,480	862,713
Bupa Arabia for Cooperative Insurance Company	11,288	522,655
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Company (A)	70,597	$313,344
Dr Sulaiman Al Habib Medical Services Group Company	11,620	673,596
Elm Company	3,196	587,428
Etihad Etisalat Company	52,281	891,713
Jabal Omar Development Company (A)	76,005	313,822
Jarir Marketing Company	78,366	326,558
Makkah Construction & Development Company	12,666	303,391
Mouwasat Medical Services Company	13,677	242,779
Riyad Bank	271,094	1,457,509
SABIC Agri-Nutrients Company	31,325	1,143,562
Sahara International Petrochemical Company	450	1,765
SAL Saudi Logistics Services	5,104	231,397
Saudi Arabian Mining Company (A)	185,600	3,120,464
Saudi Arabian Oil Company (B)	821,849	5,989,715
Saudi Awwal Bank	141,168	1,273,675
Saudi Basic Industries Corp.	123,261	1,853,230
Saudi Energy Company	115,187	520,213
Saudi Tadawul Group Holding Company	6,437	233,133
Saudi Telecom Company	275,474	3,221,413
The Company for Cooperative Insurance	9,870	363,974
The Saudi Investment Bank	82,679	296,266
The Saudi National Bank	402,620	4,283,541
Yanbu National Petrochemical Company	38,661	343,591
		41,625,740
Singapore - 0.6%
BOC Aviation, Ltd. (B)	28,021	273,189
CapitaLand Ascendas REIT	301,984	591,819
CapitaLand Integrated Commercial Trust	472,652	841,299
CapitaLand Investment, Ltd.	192,830	383,634
DBS Group Holdings, Ltd.	167,342	8,242,906
Grab Holdings, Ltd., Class A (A)	189,727	671,634
Keppel REIT	12,874	8,726
Keppel, Ltd.	115,966	977,943
Oversea-Chinese Banking Corp., Ltd.	269,161	4,940,294
Sea, Ltd., ADR (A)	31,198	2,824,355
Sembcorp Industries, Ltd.	68,200	341,465
Singapore Airlines, Ltd.	126,669	672,911
Singapore Exchange, Ltd.	68,190	1,169,026
Singapore Technologies Engineering, Ltd.	121,446	1,083,724
Singapore Telecommunications, Ltd.	607,646	2,067,661
Trip.com Group, Ltd. (A)	83,699	3,943,478
United Overseas Bank, Ltd.	99,268	2,924,642
Wilmar International, Ltd.	152,501	429,041
		32,387,747
South Africa - 0.8%
Absa Group, Ltd.	115,410	1,682,211
Bid Corp., Ltd.	45,211	1,135,364
Capitec Bank Holdings, Ltd.	11,808	3,255,046
Clicks Group, Ltd.	30,639	443,174
Discovery, Ltd.	80,456	1,376,719
FirstRand, Ltd.	690,403	3,929,312
Gold Fields, Ltd.	121,244	4,781,544
Harmony Gold Mining Company, Ltd.	77,044	1,409,409
Impala Platinum Holdings, Ltd.	122,650	1,747,819
MTN Group, Ltd.	237,291	3,166,578
Naspers, Ltd., N Shares	106,829	5,611,446
Nedbank Group, Ltd.	62,091	993,115
Northam Platinum Holdings, Ltd.	48,593	945,585
OUTsurance Group, Ltd.	116,532	509,864

35

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Pepkor Holdings, Ltd. (B)	484,868	$644,010
Remgro, Ltd.	70,099	820,629
Sanlam, Ltd.	252,034	1,334,539
Sasol, Ltd. (A)	78,654	980,214
Shoprite Holdings, Ltd.	63,328	1,112,683
Sibanye Stillwater, Ltd.	383,252	1,146,068
Standard Bank Group, Ltd.	180,339	3,487,325
The Bidvest Group, Ltd.	43,562	624,731
Valterra Platinum, Ltd.	35,973	2,970,430
Vodacom Group, Ltd.	84,723	794,931
		44,902,746
South Korea - 7.1%
Alteogen, Inc. (A)	5,546	1,356,568
Amorepacific Corp.	4,010	305,937
APR Corp.	3,350	878,157
Celltrion, Inc. (A)	20,793	2,659,174
Coway Company, Ltd.	120	7,157
DB Insurance Company, Ltd.	6,495	616,113
Doosan Bobcat, Inc.	98	4,192
Doosan Company, Ltd.	1,014	1,330,512
Doosan Enerbility Company, Ltd. (A)	62,126	4,357,425
Ecopro BM Company, Ltd.	6,734	968,906
Ecopro Company, Ltd. (A)	14,054	1,298,782
Hana Financial Group, Inc.	38,657	2,958,076
Hanjin Kal Corp.	3,215	234,443
Hankook Tire & Technology Company, Ltd.	10,291	456,102
Hanmi Semiconductor Company, Ltd.	5,934	1,114,620
Hanwha Aerospace Company, Ltd.	4,635	3,614,037
Hanwha Ocean Company, Ltd. (A)	19,059	1,560,469
Hanwha Systems Company, Ltd.	10,452	729,077
HD Hyundai Company, Ltd.	5,983	1,102,143
HD Hyundai Electric Company, Ltd.	3,242	2,270,482
HD Hyundai Heavy Industries Company, Ltd.	5,078	2,346,500
HD Hyundai Marine Solution Company, Ltd.	2,134	317,280
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	5,877	1,650,312
HLB, Inc. (A)	16,312	549,345
HMM Company, Ltd.	32,458	421,086
HYBE Company, Ltd. (A)	3,212	467,551
Hyosung Heavy Industries Corp.	774	1,897,267
Hyundai Engineering & Construction Company, Ltd.	10,773	1,052,259
Hyundai Glovis Company, Ltd.	5,196	837,073
Hyundai Mobis Company, Ltd.	8,169	4,159,965
Hyundai Motor Company	18,404	8,805,366
Hyundai Rotem Company, Ltd.	10,559	1,405,477
Industrial Bank of Korea	39,202	526,359
Kakao Corp.	42,718	1,188,765
KakaoBank Corp.	23,029	342,656
KB Financial Group, Inc.	50,306	5,039,991
Kia Corp.	32,424	3,637,330
Korea Aerospace Industries, Ltd.	10,121	1,131,713
Korea Electric Power Corp.	35,377	919,003
Korea Investment Holdings Company, Ltd.	5,830	922,565
Korean Air Lines Company, Ltd.	25,554	453,237
Krafton, Inc. (A)	3,861	659,640
KT&G Corp.	13,108	1,601,085
LG Chem, Ltd.	6,837	1,665,659
LG Corp.	12,866	1,252,512
LG Display Company, Ltd. (A)	41,134	440,280
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Electronics, Inc.	14,627	$2,851,892
LG Energy Solution, Ltd. (A)	6,459	1,961,024
LG H&H Company, Ltd.	4	657
LG Uplus Corp.	14,943	160,026
LIG Defense & Aerospace Company, Ltd.	1,824	969,067
LS Electric Company, Ltd.	10,389	1,674,313
Meritz Financial Group, Inc. (A)	10,871	742,170
Mirae Asset Securities Company, Ltd.	27,765	1,136,770
NAVER Corp.	19,505	3,023,046
NH Investment & Securities Company, Ltd.	19,997	402,063
POSCO Future M Company, Ltd.	4,875	797,473
POSCO Holdings, Inc.	10,074	2,837,614
POSCO International Corp.	7,153	302,493
Samsung Biologics Company, Ltd. (A)(B)	1,598	1,445,975
Samsung C&T Corp.	11,811	3,406,099
Samsung Electro-Mechanics Company, Ltd.	7,755	10,962,356
Samsung Electronics Company, Ltd.	655,462	137,511,752
Samsung Episholdings Company, Ltd. (A)	1,032	331,223
Samsung Fire & Marine Insurance Company, Ltd.	4,183	1,578,572
Samsung Heavy Industries Company, Ltd. (A)	97,343	1,807,257
Samsung Life Insurance Company, Ltd.	11,171	2,886,162
Samsung SDI Company, Ltd. (A)	8,342	3,810,238
Samsung SDS Company, Ltd.	5,870	1,168,063
Samyang Foods Company, Ltd.	569	455,104
Shinhan Financial Group Company, Ltd.	60,647	3,772,381
SK Biopharmaceuticals Company, Ltd. (A)	4,226	251,306
SK Hynix, Inc.	75,572	117,666,160
SK Innovation Company, Ltd. (A)	9,204	728,290
SK Square Company, Ltd. (A)	12,810	10,622,286
SK Telecom Company, Ltd.	14,396	964,090
SK, Inc.	4,986	2,244,453
S-Oil Corp.	5,940	423,605
Woori Financial Group, Inc.	91,708	1,813,686
Yuhan Corp.	7,809	440,326
		392,660,640
Spain - 2.0%
Acciona SA	3,356	962,727
ACS Actividades de Construccion y Servicios SA	24,363	3,531,236
Aena SME SA (B)	102,079	2,961,932
Amadeus IT Group SA	61,716	3,936,976
Banco Bilbao Vizcaya Argentaria SA	779,550	18,207,661
Banco de Sabadell SA	681,865	2,305,429
Banco Santander SA	2,006,756	25,096,143
Bankinter SA	89,911	1,510,562
CaixaBank SA	525,089	7,089,516
Cellnex Telecom SA (A)(B)	63,687	2,131,134
EDP Renewables SA (C)	41,093	679,461
Endesa SA	43,208	1,806,479
Grifols SA (C)	41,193	445,932
Iberdrola SA	879,265	19,960,902
Indra Sistemas SA	10,770	716,161
Industria de Diseno Textil SA	149,196	9,194,824
Mapfre SA (C)	141,834	663,224
Naturgy Energy Group SA	32,737	1,084,367
Redeia Corp. SA	54,778	939,740
Repsol SA	154,277	3,983,471
Telefonica SA	500,388	2,289,218
		109,497,095

36

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden - 1.9%
AddTech AB, B Shares	34,651	$1,235,041
Alfa Laval AB	38,951	2,184,912
Assa Abloy AB, B Shares	135,320	4,859,154
Atlas Copco AB, A Shares	363,850	6,957,286
Atlas Copco AB, B Shares	208,508	3,529,527
Beijer Ref AB (C)	54,707	760,122
Boliden AB	38,129	2,374,204
Epiroc AB, A Shares	89,845	2,657,924
Epiroc AB, B Shares	51,452	1,313,637
EQT AB (C)	68,032	2,339,911
Essity AB, B Shares	80,609	2,260,830
Evolution AB (A)(B)	17,795	1,335,709
Fastighets AB Balder, B Shares (A)	94,519	541,399
Hennes & Mauritz AB, B Shares (C)	66,318	1,176,665
Hexagon AB, B Shares	279,836	2,567,355
Holmen AB, B Shares (C)	9,371	311,360
Industrivarden AB, A Shares	6,227	353,157
Industrivarden AB, C Shares (C)	30,098	1,645,763
Indutrade AB	35,964	751,728
Investment AB Latour, B Shares	19,368	417,659
Investor AB, B Shares	246,401	10,124,972
L.E. Lundbergforetagen AB, B Shares	10,429	613,517
Lifco AB, B Shares	30,914	992,901
Nibe Industrier AB, B Shares	204,044	797,495
Norion Bank AB (A)	7,269	45,614
Saab AB, B Shares	43,091	2,655,759
Sagax AB, B Shares (C)	28,858	520,237
Sandvik AB	144,375	5,871,767
Securitas AB, B Shares	65,484	1,092,840
Skandinaviska Enskilda Banken AB, A Shares	205,167	4,100,210
Skanska AB, B Shares	46,116	1,247,666
SKF AB, B Shares	46,699	1,224,889
Spotify Technology SA (A)	21,080	10,491,094
Svenska Cellulosa AB SCA, B Shares	81,600	897,606
Svenska Handelsbanken AB, A Shares	195,353	2,883,502
Swedbank AB, A Shares	114,030	4,210,542
Swedish Orphan Biovitrum AB (A)	26,493	1,267,534
Tele2 AB, B Shares	73,470	1,379,260
Telefonaktiebolaget LM Ericsson, B Shares	376,002	4,903,140
Telia Company AB	312,619	1,675,659
Trelleborg AB, B Shares	27,488	1,197,559
Volvo AB, B Shares	214,532	7,552,860
		105,319,966
Switzerland - 5.3%
ABB, Ltd.	210,897	22,550,653
Alcon, Inc.	67,366	4,482,360
Allwyn AG	24,636	362,297
Avolta AG (A)	11,217	704,859
Banque Cantonale Vaudoise	3,866	581,737
Barry Callebaut AG	474	730,788
Belimo Holding AG	1,314	1,386,959
BKW AG	2,689	508,798
Chocoladefabriken Lindt & Spruengli AG	13	1,588,671
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	133	1,584,614
Cie Financiere Richemont SA, A Shares	72,305	15,525,246
Coca-Cola HBC AG (A)	29,695	1,703,429
DSM-Firmenich AG	24,971	2,098,343
EMS-Chemie Holding AG	899	820,273
Galderma Group AG (A)	20,799	4,400,055
Geberit AG	4,524	2,964,085
Givaudan SA	1,234	4,578,238
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Glencore PLC (A)	1,359,863	$10,342,236
Helvetia Baloise Holding AG	10,970	2,846,650
Holcim, Ltd. (A)	68,855	6,777,335
Julius Baer Group, Ltd.	28,341	2,318,459
Kuehne + Nagel International AG	6,388	1,472,386
Logitech International SA	20,573	2,500,132
Lonza Group AG	9,458	6,040,936
Nestle SA	346,331	35,140,121
Novartis AG	255,697	38,459,398
Partners Group Holding AG	3,115	3,286,542
Roche Holding AG	94,828	39,898,890
Roche Holding AG, Bearer Shares	3,962	1,704,001
Sandoz Group AG	56,177	4,723,841
Schindler Holding AG	2,609	853,930
Schindler Holding AG, Participation Certificates	5,892	1,983,506
SGS SA	21,984	2,498,595
Sika AG	20,545	4,010,040
Sonova Holding AG	6,790	1,792,358
STMicroelectronics NV	88,085	6,027,908
Straumann Holding AG	15,012	1,814,136
Swiss Life Holding AG	3,933	4,269,928
Swiss Prime Site AG	10,591	1,775,344
Swiss Re AG	40,615	6,085,607
Swisscom AG	3,433	2,938,449
The Swatch Group AG, Bearer Shares (C)	3,864	1,069,691
UBS Group AG	428,345	20,228,955
VAT Group AG (B)	3,628	2,832,693
Zurich Insurance Group AG	19,905	14,135,305
		294,398,777
Taiwan - 8.6%
Accton Technology Corp.	70,430	5,388,905
Advantech Company, Ltd.	65,891	1,035,752
Airtac International Group	19,145	850,176
Alchip Technologies, Ltd.	11,076	1,535,537
ASE Technology Holding Company, Ltd.	477,949	9,131,377
Asia Cement Corp.	344,352	373,856
Asia Vital Components Company, Ltd.	46,561	3,926,322
ASPEED Technology, Inc.	4,030	2,398,420
Asustek Computer, Inc.	100,369	2,421,359
Bizlink Holding, Inc.	24,176	1,570,141
Caliway Biopharmaceuticals Company, Ltd. (A)	142,052	454,762
Catcher Technology Company, Ltd.	74,801	485,857
Cathay Financial Holding Company, Ltd.	1,383,280	3,786,347
Chailease Holding Company, Ltd.	219,492	753,217
Chang Hwa Commercial Bank, Ltd.	1,037,201	670,209
China Airlines, Ltd.	428,219	260,888
China Steel Corp.	1,680,009	1,022,629
Chroma ATE, Inc.	53,391	4,248,420
Chunghwa Telecom Company, Ltd.	550,458	2,408,061
Compal Electronics, Inc.	599,216	697,065
CTBC Financial Holding Company, Ltd.	2,412,961	4,658,994
Delta Electronics, Inc.	277,337	21,279,034
E Ink Holdings, Inc.	120,097	843,994
E.Sun Financial Holding Company, Ltd.	2,078,697	2,054,570
Eclat Textile Company, Ltd.	542	5,917
Elite Material Company, Ltd.	42,394	6,851,826
eMemory Technology, Inc.	9,061	978,146
Eva Airways Corp.	394,149	452,536
Evergreen Marine Corp. Taiwan, Ltd.	154,769	1,051,080
Far Eastern New Century Corp.	466,558	382,351

37

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far EasTone Telecommunications Company, Ltd.	248,399	$751,601
First Financial Holding Company, Ltd.	1,645,233	1,442,307
Formosa Chemicals & Fibre Corp.	503,186	802,808
Formosa Plastics Corp.	544,648	827,789
Fortune Electric Company, Ltd.	21,728	602,398
Fubon Financial Holding Company, Ltd.	1,222,481	4,287,452
Gigabyte Technology Company, Ltd.	75,536	884,381
Global Unichip Corp.	12,092	1,784,138
Globalwafers Company, Ltd.	37,268	1,181,875
Gold Circuit Electronics, Ltd.	46,330	1,934,144
Hon Hai Precision Industry Company, Ltd.	1,807,025	16,541,139
Hon Precision, Inc.	11,000	2,882,697
Hotai Motor Company, Ltd.	42,234	653,988
Hua Nan Financial Holdings Company, Ltd.	1,285,676	1,250,736
Innolux Corp.	1,086,386	1,750,272
International Games System Company, Ltd.	31,230	750,872
Inventec Corp.	385,993	856,212
Jentech Precision Industrial Company, Ltd.	12,084	1,355,661
KGI Financial Holding Company, Ltd.	2,370,374	1,700,366
King Slide Works Company, Ltd.	8,061	1,288,328
King Yuan Electronics Company, Ltd.	158,144	1,640,515
Largan Precision Company, Ltd.	14,099	1,581,147
Lite-On Technology Corp.	281,046	2,075,947
Lotes Company, Ltd.	12,084	1,010,518
MediaTek, Inc.	217,293	29,541,317
Mega Financial Holding Company, Ltd.	1,711,266	2,184,306
Nan Ya Plastics Corp.	735,653	2,294,560
Nien Made Enterprise Company, Ltd.	184	1,860
Novatek Microelectronics Corp.	81,746	1,244,248
Pegatron Corp.	290,649	819,991
PharmaEssentia Corp.	42,060	1,252,521
President Chain Store Corp.	78,613	536,538
Quanta Computer, Inc.	388,016	4,164,457
Realtek Semiconductor Corp.	68,318	1,259,231
SinoPac Financial Holdings Company, Ltd.	1,765,402	1,690,720
Taiwan Business Bank	1,038,895	538,772
Taiwan Cooperative Financial Holding Company, Ltd.	1,545,228	1,129,526
Taiwan High Speed Rail Corp.	261,177	207,083
Taiwan Mobile Company, Ltd.	250,364	891,727
Taiwan Semiconductor Manufacturing Company, Ltd.	3,540,219	262,278,098
TCC Group Holdings Company, Ltd.	979,000	762,421
Teco Electric & Machinery Company, Ltd.	170,244	404,271
The Shanghai Commercial & Savings Bank, Ltd.	547,464	694,307
TS Financial Holding Company, Ltd.	3,024,288	2,251,049
Unimicron Technology Corp.	188,890	6,267,908
Uni-President Enterprises Corp.	690,236	1,583,637
United Microelectronics Corp.	1,622,284	7,303,439
Vanguard International Semiconductor Corp.	159,919	850,731
Wan Hai Lines, Ltd.	95,820	250,703
Wistron Corp.	432,448	2,164,900
Wiwynn Corp.	16,115	2,754,516
Yageo Corp.	235,628	5,482,123
Yang Ming Marine Transport Corp.	246,329	414,208
Yuanta Financial Holding Company, Ltd.	1,540,632	2,928,462
Zhen Ding Technology Holding, Ltd.	106,255	1,734,197
		477,696,866
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand - 0.4%
Advanced Info Service PCL, NVDR	164,391	$1,780,603
Airports of Thailand PCL, NVDR	670,767	1,135,373
Bangkok Dusit Medical Services PCL, NVDR	1,724,855	963,855
Bumrungrad Hospital PCL, NVDR	91,579	505,085
Central Pattana PCL, NVDR	314,586	621,896
Charoen Pokphand Foods PCL, NVDR	611,972	356,582
CP ALL PCL, NVDR	843,640	1,219,294
Delta Electronics Thailand PCL, NVDR	490,969	5,294,738
Gulf Development PCL, NVDR	705,809	1,343,111
Kasikornbank PCL, NVDR	94,765	584,956
Krung Thai Bank PCL, NVDR	561,256	598,941
Minor International PCL, NVDR	485,929	335,478
PTT Exploration & Production PCL, NVDR	214,392	932,971
PTT PCL, NVDR	1,587,210	1,768,262
SCB X PCL, NVDR	135,395	559,268
The Siam Cement PCL, NVDR	124,098	866,155
TMBThanachart Bank PCL, NVDR	3,886,800	272,286
True Corp. PCL, NVDR	1,624,900	688,574
		19,827,428
Turkey - 0.1%
Akbank TAS	414,201	565,380
Aselsan Elektronik Sanayi Ve Ticaret AS	183,120	1,509,565
BIM Birlesik Magazalar AS	121,318	974,466
Eregli Demir ve Celik Fabrikalari TAS	476,267	402,976
Ford Otomotiv Sanayi AS	89,825	162,181
Haci Omer Sabanci Holding AS	151,964	299,560
KOC Holding AS	100,855	412,550
Turk Hava Yollari AO	77,007	494,260
Turkcell Iletisim Hizmetleri AS	165,306	359,602
Turkiye Is Bankasi AS, Class C	1,173,394	330,517
Turkiye Petrol Rafinerileri AS	127,163	641,079
Yapi ve Kredi Bankasi AS (A)	443,732	314,356
		6,466,492
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	440,293	1,652,114
Abu Dhabi Islamic Bank PJSC	194,194	1,087,933
Abu Dhabi National Oil Company for Distribution PJSC	413,068	442,727
ADNOC Drilling Company PJSC	443,756	720,364
Adnoc Gas PLC	868,347	814,357
ADNOC Logistics & Services	256,510	419,674
Air Arabia PJSC	322,975	433,161
Aldar Properties PJSC	532,666	1,137,908
Americana Restaurants International PLC	1,888	1,014
Dubai Electricity & Water Authority PJSC	838,551	596,792
Dubai Islamic Bank PJSC	393,131	792,411
Emaar Development PJSC	139,254	551,912
Emaar Properties PJSC	918,164	2,971,499
Emirates NBD Bank PJSC	259,364	1,964,237
Emirates Telecommunications Group Company PJSC	478,639	2,357,007
First Abu Dhabi Bank PJSC	611,485	2,817,760
NMC Health PLC (A)(D)	5,577	0
Salik Company PJSC	248,428	363,365
Two Point Zero Group PJSC (A)	445,615	261,466
		19,385,701
United Kingdom - 7.4%
3i Group PLC	135,552	4,116,665
Admiral Group PLC	35,540	1,572,585
Airtel Africa PLC (B)	124,083	585,879
Anglo American PLC	152,602	8,166,809

38

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC	43,837	$1,072,742
AstraZeneca PLC	211,510	39,269,675
Autotrader Group PLC (B)	109,616	647,876
Aviva PLC	428,107	3,523,875
BAE Systems PLC	409,307	11,135,838
Barclays PLC	1,895,304	11,578,465
Barratt Redrow PLC	183,335	645,921
BP PLC	2,140,489	15,119,189
British American Tobacco PLC	297,064	18,381,203
BT Group PLC	815,304	2,286,317
Bunzl PLC	44,272	1,399,705
Centrica PLC	628,935	1,586,618
Coca-Cola Europacific Partners PLC	30,379	2,755,072
Compass Group PLC	231,386	7,420,612
Diageo PLC	304,049	6,232,529
Endeavour Mining PLC	25,621	1,574,828
Entain PLC	84,699	606,081
GSK PLC	555,887	14,056,427
Haleon PLC	1,213,459	5,478,038
Halma PLC	51,740	3,252,250
Hikma Pharmaceuticals PLC	171	3,390
HSBC Holdings PLC	2,345,332	44,040,948
Imperial Brands PLC	102,528	3,717,814
Informa PLC	177,736	1,931,000
InterContinental Hotels Group PLC	19,784	3,033,900
International Consolidated Airlines Group SA	165,061	950,527
Intertek Group PLC	21,213	1,507,677
J Sainsbury PLC	230,310	915,078
JD Sports Fashion PLC	339,505	384,361
Kingfisher PLC	233,817	902,800
Land Securities Group PLC	96,330	813,269
Legal & General Group PLC	800,206	2,912,727
Lloyds Banking Group PLC	8,046,354	11,006,017
London Stock Exchange Group PLC	62,607	7,575,361
M&G PLC	315,411	1,336,819
Marks & Spencer Group PLC	277,263	1,324,068
Melrose Industries PLC	173,054	1,092,127
National Grid PLC	677,152	10,868,590
NatWest Group PLC	1,089,468	8,762,256
Next PLC	15,744	2,792,375
Pearson PLC	78,451	1,166,122
Reckitt Benckiser Group PLC	88,021	5,416,896
RELX PLC	248,037	8,094,399
Rentokil Initial PLC	344,164	2,068,025
Rio Tinto PLC	153,963	16,352,535
Rolls-Royce Holdings PLC	1,146,109	20,620,471
Schroders PLC	103,155	808,130
Segro PLC	174,409	1,690,680
Severn Trent PLC	36,073	1,438,364
Shell PLC	776,727	32,820,695
Smith & Nephew PLC	109,428	1,631,066
Smiths Group PLC	43,816	1,446,563
Spirax Group PLC	10,144	944,612
SSE PLC	164,409	5,141,567
Standard Chartered PLC	262,067	7,018,050
Standard Life PLC	99,487	1,035,084
Tesco PLC	868,048	5,031,646
The Sage Group PLC	128,194	1,450,160
Unilever PLC	297,254	16,750,632
United Utilities Group PLC	91,277	1,649,720
Verisure PLC (A)	34,385	457,882
Vodafone Group PLC	2,565,477	3,855,184
Whitbread PLC	22,922	719,781
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Wise Group PLC, Class A (A)	90,666	$1,135,820
		407,080,387
United States - 0.5%
AngloGold Ashanti PLC	68,245	6,529,095
BeOne Medicines, Ltd., H Shares (A)	115,549	2,599,766
Brookfield Asset Management, Ltd., Class A (C)	59,431	2,874,449
Brookfield Renewable Corp. (C)	20,050	804,094
Legend Biotech Corp., ADR (A)	10,034	272,523
Octave Intelligence PLC, SDR (A)	27,984	477,047
RB Global, Inc. (C)	26,037	2,769,990
Restaurant Brands International, Inc.	46,423	3,473,349
Southern Copper Corp.	12,829	2,454,192
Sunbelt Rentals Holdings, Inc.	56,971	4,465,092
		26,719,597
TOTAL COMMON STOCKS (Cost $3,424,531,986)		$5,107,104,523
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%
Axia Energia, Class B	36,100	407,405
Axia Energia, Class C (A)	52,630	525,304
Banco Bradesco SA	776,587	2,724,840
Cia Energetica de Minas Gerais	248,802	530,693
Gerdau SA	190,034	857,772
Itau Unibanco Holding SA	778,798	6,181,537
Itausa SA	855,148	2,190,188
Localiza Rent a Car SA	4,643	37,258
Petroleo Brasileiro SA	675,100	5,620,759
		19,075,756
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	19,687	1,685,485
Colombia - 0.0%
Grupo Cibest SA	53,476	899,305
Germany - 0.2%
Bayerische Motoren Werke AG	7,345	638,435
Dr. Ing. h.c. F. Porsche AG (C)	15,408	838,674
Henkel AG & Company KGaA	23,667	1,837,017
Porsche Automobil Holding SE	20,646	785,247
Sartorius AG	3,589	1,022,999
Volkswagen AG	28,082	2,996,334
		8,118,706
India - 0.0%
TVS Motor Company, Ltd., 6.000% (A)	117,772	12,806
South Korea - 0.3%
Hyundai Motor Company	3,109	564,698
Hyundai Motor Company, 2nd Preferred Shares	4,870	877,211
Samsung Electronics Company, Ltd.	112,854	15,099,133
		16,541,042
TOTAL PREFERRED SECURITIES (Cost $30,399,030)		$46,333,100
RIGHTS - 0.0%
Ferrovial NV (Expiration Date: 6-15-26) (A)(C)(E)	70,515	45,878
TOTAL RIGHTS (Cost $45,833)		$45,878
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	31

39

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	88,680	$12,301
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	65,920	28,430
TOTAL WARRANTS (Cost $0)		$40,762
SHORT-TERM INVESTMENTS - 6.6%
U.S. Government - 4.3%
U.S. Treasury Bill
3.566%, 06/11/2026 *	$73,000,000	$72,926,615
3.568%, 07/09/2026 *	23,700,000	23,609,252
3.570%, 07/14/2026 *	33,400,000	33,255,722
3.590%, 06/18/2026 *	50,000,000	49,914,233
3.599%, 06/04/2026 *	50,000,000	49,984,792
3.611%, 07/07/2026 *	10,000,000	9,963,740
		239,654,354
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp. Discount Note 3.450%, 06/01/2026 *	31,900,000	31,890,350
Federal National Mortgage Association Discount Note 3.530%, 06/02/2026 *	54,400,000	54,378,059
		86,268,409
Short-term funds - 0.7%
John Hancock Collateral Trust, 3.5217% (F)(G)	4,069,752	40,700,365
TOTAL SHORT-TERM INVESTMENTS (Cost $366,656,339)		$366,623,128
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,821,633,188) - 99.8%		$5,520,147,391
Other assets and liabilities, net - 0.2%		10,526,047
TOTAL NET ASSETS - 100.0%		$5,530,673,438
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $41,966,123. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,648,113 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	391	Long	Jun 2026	$28,625,528	$28,361,185	$(264,343)
Mini MSCI EAFE Index Futures	1,383	Long	Jun 2026	203,840,728	215,146,395	11,305,667
Mini MSCI Emerging Markets Index Futures	1,435	Long	Jun 2026	108,553,308	125,454,875	16,901,567
S&P/TSX 60 Index Futures	102	Long	Jun 2026	28,324,624	29,933,021	1,608,397
						$29,551,288

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Consumer discretionary – 6.7%
Broadline retail – 1.4%
eBay, Inc.	102,955	$11,249,893
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Global-e Online, Ltd. (A)	259,412	$7,948,384
		19,198,277
Hotels, restaurants and leisure – 1.5%
Aramark	247,146	13,192,653

40

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	339,400	$6,224,596
		19,417,249
Household durables – 0.9%
Installed Building Products, Inc.	21,096	4,429,738
PulteGroup, Inc.	66,385	7,845,379
		12,275,117
Specialty retail – 2.3%
Advance Auto Parts, Inc.	364,210	21,940,010
Burlington Stores, Inc. (A)	27,286	8,836,025
		30,776,035
Textiles, apparel and luxury goods – 0.6%
Ralph Lauren Corp.	21,330	7,761,987
		89,428,665
Consumer staples – 3.3%
Beverages – 0.8%
Keurig Dr. Pepper, Inc.	376,120	11,294,884
Food products – 1.3%
Lamb Weston Holdings, Inc.	389,321	16,810,881
Household products – 1.2%
Colgate-Palmolive Company	170,900	15,403,217
		43,508,982
Energy – 7.8%
Energy equipment and services – 2.3%
Baker Hughes Company	216,475	13,828,423
TechnipFMC PLC	131,922	9,026,103
Tidewater, Inc. (A)	104,983	7,715,201
		30,569,727
Oil, gas and consumable fuels – 5.5%
Cenovus Energy, Inc.	461,142	12,713,685
Cheniere Energy, Inc.	17,200	3,867,592
Marathon Petroleum Corp.	30,270	7,530,268
Ovintiv, Inc.	226,533	12,694,909
Permian Resources Corp., Class A	515,668	9,916,296
Phillips 66	97,602	17,166,240
Viper Energy, Inc., Class A	234,012	10,647,546
		74,536,536
		105,106,263
Financials – 17.2%
Banks – 3.9%
Columbia Banking System, Inc.	224,235	6,646,325
Fifth Third Bancorp	235,896	11,778,287
KeyCorp	482,341	10,288,334
Popular, Inc.	99,029	14,708,777
Western Alliance Bancorp	102,004	8,124,619
		51,546,342
Capital markets – 3.0%
Invesco, Ltd.	263,094	7,487,655
Lazard, Inc.	380,019	17,986,299
Main Street Capital Corp. (B)	132,336	6,776,927
StepStone Group, Inc., Class A	172,870	8,524,220
		40,775,101
Consumer finance – 0.5%
SLM Corp.	299,664	6,628,568
Financial services – 4.2%
Block, Inc. (A)	159,922	12,109,294
Corpay, Inc. (A)	60,822	22,005,400
Marqeta, Inc., Class A (A)	1,637,219	6,647,109
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Voya Financial, Inc.	192,207	$15,611,053
		56,372,856
Insurance – 5.1%
American International Group, Inc.	171,112	12,701,644
Assurant, Inc.	46,683	11,617,998
Horace Mann Educators Corp.	117,085	5,354,297
Lincoln National Corp.	181,241	6,395,995
RenaissanceRe Holdings, Ltd.	28,125	7,884,844
The Allstate Corp.	45,058	9,286,003
The Hanover Insurance Group, Inc.	52,106	9,702,137
Willis Towers Watson PLC	23,156	5,781,359
		68,724,277
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	278,523	6,085,728
		230,132,872
Health care – 6.9%
Biotechnology – 0.4%
Alkermes PLC (A)	143,358	6,048,274
Health care equipment and supplies – 1.1%
The Cooper Companies, Inc. (A)	233,165	14,272,030
Health care providers and services – 3.3%
Centene Corp. (A)	193,654	11,541,778
Concentra Group Holdings Parent, Inc.	631,033	15,693,791
Molina Healthcare, Inc. (A)	50,150	8,706,040
RadNet, Inc. (A)	149,446	8,298,736
		44,240,345
Life sciences tools and services – 0.9%
Waters Corp. (A)	31,522	12,090,894
Pharmaceuticals – 1.2%
Perrigo Company PLC	499,135	5,515,442
Viatris, Inc.	649,364	10,558,659
		16,074,101
		92,725,644
Industrials – 19.3%
Aerospace and defense – 4.3%
Hexcel Corp.	204,083	18,324,613
L3Harris Technologies, Inc.	34,583	10,899,870
StandardAero, Inc. (A)	724,408	20,747,045
Textron, Inc.	85,187	7,816,759
		57,788,287
Building products – 0.6%
Owens Corning	59,900	7,536,618
Construction and engineering – 1.1%
API Group Corp. (A)	351,797	14,423,677
Electrical equipment – 1.4%
Sensata Technologies Holding PLC	387,358	19,131,612
Ground transportation – 2.0%
CSX Corp.	219,806	9,948,420
Saia, Inc. (A)	35,792	16,907,067
		26,855,487
Machinery – 5.6%
AGCO Corp.	84,665	9,506,186
Esab Corp.	171,877	15,886,591
Fortive Corp.	324,332	18,915,042
JBT Marel Corp.	78,888	10,601,758

41

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Middleby Corp. (A)	129,092	$20,010,551
		74,920,128
Passenger airlines – 0.8%
Southwest Airlines Company	262,723	11,283,953
Professional services – 2.0%
First Advantage Corp. (A)	696,727	11,147,632
FTI Consulting, Inc. (A)	45,879	7,027,745
SS&C Technologies Holdings, Inc.	123,369	8,329,875
		26,505,252
Trading companies and distributors – 1.5%
EquipmentShare.com, Inc., Class A (A)(B)	299,699	6,245,727
SiteOne Landscape Supply, Inc. (A)	50,435	5,477,241
W.W. Grainger, Inc.	7,082	8,740,888
		20,463,856
		258,908,870
Information technology – 17.9%
Communications equipment – 1.7%
Ciena Corp. (A)	18,700	10,850,301
Viasat, Inc. (A)	151,563	12,219,009
		23,069,310
Electronic equipment, instruments and components – 5.8%
Belden, Inc.	77,656	8,160,092
CDW Corp.	57,691	7,237,336
Corning, Inc.	160,137	29,010,419
Keysight Technologies, Inc. (A)	28,115	9,512,148
Novanta, Inc. (A)	57,610	9,179,001
TD SYNNEX Corp.	15,800	4,128,224
TE Connectivity PLC	49,623	10,590,044
		77,817,264
IT services – 0.4%
GoDaddy, Inc., Class A (A)	65,479	5,620,063
Semiconductors and semiconductor equipment – 3.4%
Entegris, Inc.	74,917	10,397,730
MKS, Inc.	43,243	14,021,975
Rambus, Inc. (A)	53,771	7,821,530
Skyworks Solutions, Inc.	76,900	5,986,665
Wolfspeed, Inc. (A)(B)	117,903	6,989,290
		45,217,190
Software – 1.7%
CCC Intelligent Solutions Holdings, Inc. (A)	1,330,085	6,251,400
DocuSign, Inc. (A)	147,223	7,732,152
Procore Technologies, Inc. (A)	166,506	8,240,382
		22,223,934
Technology hardware, storage and peripherals – 4.9%
Sandisk Corp. (A)	21,020	35,628,474
Western Digital Corp.	56,270	29,891,187
		65,519,661
		239,467,422
Materials – 4.5%
Chemicals – 1.2%
DuPont de Nemours, Inc.	144,582	7,000,660
Westlake Corp.	96,644	8,391,599
		15,392,259
Construction materials – 0.8%
Knife River Corp. (A)	130,852	10,273,191
Containers and packaging – 0.9%
International Paper Company	353,972	11,847,443
Metals and mining – 0.9%
Franco-Nevada Corp.	29,046	6,728,416
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
OR Royalties, Inc.	154,305	$5,750,692
		12,479,108
Paper and forest products – 0.7%
Stora Enso OYJ, R Shares	842,265	9,856,740
		59,848,741
Real estate – 7.7%
Health care REITs – 1.4%
Healthcare Realty Trust, Inc.	472,439	9,410,985
Ventas, Inc.	110,920	9,363,866
		18,774,851
Industrial REITs – 0.7%
Rexford Industrial Realty, Inc.	262,867	9,323,892
Office REITs – 0.6%
Vornado Realty Trust	251,899	8,501,591
Real estate management and development – 1.0%
Colliers International Group, Inc.	51,321	4,842,650
Jones Lang LaSalle, Inc. (A)	27,328	7,714,968
		12,557,618
Residential REITs – 2.2%
Apartment Investment and Management Company, Class A	805,902	3,384,788
Equity Residential	178,504	11,683,087
Sun Communities, Inc.	119,441	14,770,074
		29,837,949
Retail REITs – 1.0%
Regency Centers Corp.	174,817	13,522,095
Specialized REITs – 0.8%
Digital Realty Trust, Inc.	56,376	10,711,440
		103,229,436
Utilities – 6.6%
Electric utilities – 1.9%
FirstEnergy Corp.	311,605	14,455,356
PG&E Corp.	692,950	11,322,803
		25,778,159
Gas utilities – 0.5%
National Fuel Gas Company	79,058	6,107,231
Multi-utilities – 4.2%
Ameren Corp.	156,499	16,897,197
CenterPoint Energy, Inc.	268,172	11,332,949
Consolidated Edison, Inc.	128,552	13,578,948
Dominion Energy, Inc.	218,237	14,608,785
		56,417,879
		88,303,269
TOTAL COMMON STOCKS (Cost $1,006,538,259)		$1,310,660,164
CONVERTIBLE BONDS - 0.7%
Information technology - 0.7%
Wolfspeed, Inc.
2.500%, 06/15/2031 (C)	$981,000	4,719,689
3.500%, 03/15/2031 (C)	1,383,000	4,220,225
		8,939,914
TOTAL CONVERTIBLE BONDS (Cost $2,287,903)		$8,939,914
CORPORATE BONDS - 0.0%
Information technology - 0.0%
Wolfspeed, Inc. 12.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	1,004,749	900,530
TOTAL CORPORATE BONDS (Cost $1,618,232)		$900,530

42

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 3.0%
John Hancock Collateral Trust, 3.5217% (D)(E)	1,985,362	$19,855,012
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5525% (D)	1,413,359	1,413,359
T. Rowe Price Government Reserve Fund, 3.6587% (D)	18,943,007	18,943,007
TOTAL SHORT-TERM INVESTMENTS (Cost $40,211,441)		$40,211,378
Total Investments (Mid Value Fund) (Cost $1,050,655,835) – 101.6%		$1,360,711,986
Other assets and liabilities, net – (1.6%)		(21,400,323)
TOTAL NET ASSETS – 100.0%		$1,339,311,663
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $19,417,184.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 10.6%
Diversified telecommunication services – 0.7%
AT&T, Inc.	582,559	$14,447,463
Comcast Corp., Class A	298,631	7,426,953
Verizon Communications, Inc.	350,926	16,777,772
		38,652,188
Entertainment – 1.2%
Electronic Arts, Inc.	18,732	3,778,619
Live Nation Entertainment, Inc. (A)	13,133	2,211,729
Netflix, Inc. (A)	351,385	30,226,138
Take-Two Interactive Software, Inc. (A)	14,485	3,246,958
The Walt Disney Company	147,411	15,010,862
TKO Group Holdings, Inc.	5,519	1,132,388
Warner Brothers Discovery, Inc. (A)	206,191	5,569,219
		61,175,913
Interactive media and services – 8.4%
Alphabet, Inc., Class A	484,522	184,283,097
Alphabet, Inc., Class C	389,198	146,505,803
Meta Platforms, Inc., Class A	182,021	115,130,103
		445,919,003
Media – 0.2%
Charter Communications, Inc., Class A (A)	7,155	1,030,678
EchoStar Corp., Class A (A)(B)	11,217	1,449,124
Fox Corp., Class A	16,724	1,068,998
Fox Corp., Class B	11,815	678,063
News Corp., Class A	30,833	804,741
News Corp., Class B	10,162	303,031
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	26,210	$1,905,729
Paramount Skydance Corp., Class B (B)	25,606	271,680
The Trade Desk, Inc., Class A (A)	36,547	787,953
		8,299,997
Wireless telecommunication services – 0.1%
T-Mobile US, Inc.	39,424	7,393,183
		561,440,284
Consumer discretionary – 9.4%
Automobile components – 0.0%
Aptiv PLC (A)	16,849	1,144,721
Automobiles – 2.1%
Ford Motor Company	310,001	5,406,417
General Motors Company	71,506	5,952,159
Tesla, Inc. (A)	222,462	96,946,715
		108,305,291
Broadline retail – 4.0%
Amazon.com, Inc. (A)	772,704	209,124,611
eBay, Inc.	35,732	3,904,436
		213,029,047
Distributors – 0.0%
Genuine Parts Company	11,003	1,085,996
Pool Corp.	2,581	468,193
		1,554,189
Hotels, restaurants and leisure – 1.5%
Airbnb, Inc., Class A (A)	33,495	4,465,218
Booking Holdings, Inc.	63,720	10,668,640
Carnival Corp., Ltd.	90,995	2,553,320
Chipotle Mexican Grill, Inc. (A)	102,995	3,281,421
Darden Restaurants, Inc.	9,105	1,856,601
Domino's Pizza, Inc.	2,452	761,542
DoorDash, Inc., Class A (A)	29,563	4,709,090
Expedia Group, Inc.	9,253	2,089,235
Hilton Worldwide Holdings, Inc.	18,129	5,940,148
Las Vegas Sands Corp.	23,949	1,211,101
Marriott International, Inc., Class A	17,395	6,533,562
McDonald's Corp.	56,326	15,726,219
MGM Resorts International (A)	15,111	659,897
Norwegian Cruise Line Holdings, Ltd. (A)	36,085	661,799
Royal Caribbean Cruises, Ltd.	19,898	5,663,568
Starbucks Corp.	90,109	8,935,208
Wynn Resorts, Ltd.	6,668	674,935
Yum! Brands, Inc.	21,965	3,249,722
		79,641,226
Household durables – 0.2%
D.R. Horton, Inc.	21,324	3,136,547
Garmin, Ltd.	12,933	3,025,287
Hamilton Beach Brands Holding Company, Class B	294	5,968
Lennar Corp., Class A	17,062	1,531,826
NVR, Inc. (A)	221	1,349,161
PulteGroup, Inc.	15,216	1,798,227
		10,847,016
Leisure products – 0.0%
Hasbro, Inc.	10,546	908,749
Specialty retail – 1.4%
AutoZone, Inc. (A)	1,309	3,842,164
Best Buy Company, Inc.	15,443	1,203,782
Carvana Company (A)	55,916	4,081,868
Lowe's Companies, Inc.	44,374	9,512,011
O'Reilly Automotive, Inc. (A)	66,571	5,783,688
Ross Stores, Inc.	25,594	5,930,898
The Home Depot, Inc.	78,749	24,974,458

43

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	87,844	$13,593,859
Tractor Supply Company	41,763	1,316,787
Ulta Beauty, Inc. (A)	3,509	1,785,555
Williams-Sonoma, Inc.	9,453	1,924,347
		73,949,417
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	11,215	1,276,828
Lululemon Athletica, Inc. (A)	8,445	1,107,815
NIKE, Inc., Class B	94,222	4,355,883
Ralph Lauren Corp.	3,055	1,111,715
Tapestry, Inc.	16,030	2,331,724
		10,183,965
		499,563,621
Consumer staples – 4.2%
Beverages – 0.9%
Brown-Forman Corp., Class B	13,048	335,595
Constellation Brands, Inc., Class A	10,754	1,492,870
Keurig Dr. Pepper, Inc.	103,997	3,123,030
Molson Coors Beverage Company, Class B	12,942	511,597
Monster Beverage Corp. (A)	54,565	4,806,085
PepsiCo, Inc.	104,587	15,080,400
The Coca-Cola Company	296,276	23,408,767
		48,758,344
Consumer staples distribution and retail – 1.6%
Casey's General Stores, Inc.	2,890	2,217,035
Costco Wholesale Corp.	33,970	32,486,190
Dollar General Corp.	16,849	1,863,668
Dollar Tree, Inc. (A)	14,167	1,649,605
Sysco Corp.	36,644	2,777,982
Target Corp.	34,650	4,402,976
The Kroger Company	44,573	2,770,212
Walmart, Inc.	335,513	38,835,630
		87,003,298
Food products – 0.4%
Archer-Daniels-Midland Company	36,786	2,934,787
Bunge Global SA	10,354	1,276,648
Conagra Brands, Inc.	36,519	484,972
General Mills, Inc.	40,851	1,381,172
Hormel Foods Corp.	22,348	519,144
McCormick & Company, Inc.	19,383	918,173
Mondelez International, Inc., Class A	98,093	6,000,349
The Campbell's Company (B)	15,022	317,114
The Hershey Company	11,340	2,200,300
The J.M. Smucker Company	8,173	843,454
The Kraft Heinz Company	65,224	1,566,028
Tyson Foods, Inc., Class A	21,612	1,318,764
		19,760,905
Household products – 0.7%
Church & Dwight Company, Inc.	18,125	1,733,294
Colgate-Palmolive Company	61,708	5,561,742
Kimberly-Clark Corp.	25,398	2,478,845
The Clorox Company	9,246	832,325
The Procter & Gamble Company	177,872	25,535,304
		36,141,510
Personal care products – 0.1%
Kenvue, Inc.	146,654	2,534,181
The Estee Lauder Companies, Inc., Class A	18,912	1,682,222
		4,216,403
Tobacco – 0.5%
Altria Group, Inc.	128,474	8,939,221
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	119,135	$21,132,166
		30,071,387
		225,951,847
Energy – 3.2%
Energy equipment and services – 0.3%
Baker Hughes Company	82,279	5,255,983
Halliburton Company	69,733	2,709,127
SLB, Ltd.	124,457	6,789,129
		14,754,239
Oil, gas and consumable fuels – 2.9%
APA Corp.	29,519	1,075,377
Chevron Corp.	156,058	28,474,343
ConocoPhillips	101,993	11,625,162
Devon Energy Corp.	95,879	4,265,657
Diamondback Energy, Inc.	15,507	2,969,280
EOG Resources, Inc.	45,176	6,025,575
EQT Corp.	51,973	2,854,877
Expand Energy Corp.	19,841	1,844,816
Exxon Mobil Corp.	347,908	50,537,116
Kinder Morgan, Inc.	162,958	5,064,735
Marathon Petroleum Corp.	24,559	6,109,542
Occidental Petroleum Corp.	59,887	3,391,401
ONEOK, Inc.	52,364	4,395,434
Phillips 66	33,538	5,898,663
Targa Resources Corp.	17,878	4,560,141
Texas Pacific Land Corp.	4,824	1,895,832
The Williams Companies, Inc.	101,695	7,260,006
Valero Energy Corp.	25,397	6,217,694
		154,465,651
		169,219,890
Financials – 10.9%
Banks – 3.0%
Bank of America Corp.	523,227	26,998,513
Citigroup, Inc.	137,799	17,348,894
Citizens Financial Group, Inc.	33,522	2,087,080
Fifth Third Bancorp	70,987	3,544,381
Huntington Bancshares, Inc.	160,003	2,617,649
JPMorgan Chase & Co.	212,610	63,636,299
KeyCorp	73,991	1,578,228
M&T Bank Corp.	11,965	2,585,756
Regions Financial Corp.	68,399	1,915,172
The PNC Financial Services Group, Inc.	31,850	7,042,672
Truist Financial Corp.	99,578	4,800,655
U.S. Bancorp	122,610	6,725,159
Wells Fargo & Company	243,841	18,907,431
		159,787,889
Capital markets – 2.9%
Ameriprise Financial, Inc.	7,193	3,205,992
Ares Management Corp., Class A	16,267	2,090,310
BlackRock, Inc.	11,379	11,912,448
Cboe Global Markets, Inc.	8,249	2,751,536
CME Group, Inc.	28,435	7,778,110
Coinbase Global, Inc., Class A (A)	17,586	3,324,282
FactSet Research Systems, Inc.	2,921	717,018
Franklin Resources, Inc.	24,280	753,166
Interactive Brokers Group, Inc., Class A	35,118	3,054,212
Intercontinental Exchange, Inc.	44,775	6,619,984
Invesco, Ltd.	34,934	994,222
KKR & Company, Inc.	54,113	5,191,601
Moody's Corp.	12,102	5,485,232
Morgan Stanley	94,859	19,730,672
MSCI, Inc.	5,796	3,659,478
Nasdaq, Inc.	35,399	3,275,115

44

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	14,689	$2,430,295
Raymond James Financial, Inc.	13,821	1,982,070
Robinhood Markets, Inc., Class A (A)	62,348	5,879,416
S&P Global, Inc.	24,132	10,231,968
State Street Corp.	22,016	3,426,570
T. Rowe Price Group, Inc.	17,227	1,800,738
The Bank of New York Mellon Corp.	54,278	7,567,982
The Blackstone Group, Inc.	59,027	6,904,388
The Charles Schwab Corp.	131,710	11,504,869
The Goldman Sachs Group, Inc.	23,651	24,255,520
		156,527,194
Consumer finance – 0.5%
American Express Company	42,232	13,365,161
Capital One Financial Corp.	49,295	9,264,009
Synchrony Financial	27,435	1,959,956
		24,589,126
Financial services – 3.1%
Apollo Global Management, Inc.	36,622	4,713,618
Berkshire Hathaway, Inc., Class B (A)	144,596	68,607,910
Block, Inc. (A)	43,148	3,267,167
Corpay, Inc. (A)	5,512	1,994,242
Fidelity National Information Services, Inc.	40,816	1,754,680
Fiserv, Inc. (A)	42,371	2,396,504
Global Payments, Inc.	18,745	1,415,435
Jack Henry & Associates, Inc.	5,675	773,616
Mastercard, Inc., Class A	64,220	31,723,396
PayPal Holdings, Inc.	72,567	3,247,373
Visa, Inc., Class A	132,560	43,262,282
		163,156,223
Insurance – 1.4%
Aflac, Inc.	36,798	4,136,831
American International Group, Inc.	42,297	3,139,706
Aon PLC, Class A	16,918	5,347,103
Arch Capital Group, Ltd. (A)	28,211	2,520,371
Arthur J. Gallagher & Company	20,276	4,077,706
Assurant, Inc.	3,944	981,543
Brown & Brown, Inc.	23,091	1,298,869
Chubb, Ltd.	28,687	8,942,599
Cincinnati Financial Corp.	12,309	1,937,683
Erie Indemnity Company, Class A	1,997	425,501
Everest Group, Ltd.	3,204	1,038,192
Globe Life, Inc.	6,278	962,041
Loews Corp.	13,334	1,380,736
Marsh & McLennan Companies, Inc.	38,164	6,105,095
MetLife, Inc.	43,417	3,590,152
Principal Financial Group, Inc.	15,590	1,615,436
Prudential Financial, Inc.	27,457	2,763,272
The Allstate Corp.	20,511	4,227,112
The Hartford Insurance Group, Inc.	21,993	2,795,970
The Progressive Corp.	46,220	8,800,288
The Travelers Companies, Inc.	17,048	4,976,141
W.R. Berkley Corp.	23,509	1,493,762
Willis Towers Watson PLC	7,499	1,872,275
		74,428,384
		578,488,816
Health care – 8.0%
Biotechnology – 1.4%
AbbVie, Inc.	139,182	30,302,705
Amgen, Inc.	42,413	14,284,274
Biogen, Inc. (A)	11,565	2,266,740
Gilead Sciences, Inc.	97,699	13,133,677
Incyte Corp. (A)	13,174	1,274,453
Moderna, Inc. (A)	27,367	1,291,449
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	7,938	$4,880,124
Vertex Pharmaceuticals, Inc. (A)	20,001	8,951,248
		76,384,670
Health care equipment and supplies – 1.3%
Abbott Laboratories	136,954	11,723,262
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,259	920,062
Baxter International, Inc.	40,518	760,928
Becton, Dickinson and Company	22,437	3,300,931
Boston Scientific Corp. (A)	116,822	5,643,671
DexCom, Inc. (A)	30,306	2,234,764
Edwards Lifesciences Corp. (A)	45,695	3,951,247
GE HealthCare Technologies, Inc.	35,865	2,235,824
IDEXX Laboratories, Inc. (A)	6,286	3,542,350
Insulet Corp. (A)	5,548	804,127
Intuitive Surgical, Inc. (A)	27,970	11,877,181
Medtronic PLC	100,963	7,452,079
ResMed, Inc.	11,468	2,185,457
Solventum Corp. (A)	11,584	868,221
STERIS PLC	7,727	1,643,765
Stryker Corp.	27,128	8,276,482
The Cooper Companies, Inc. (A)	15,441	945,144
TPG, Inc. (A)(C)	17,868	179
Zimmer Biomet Holdings, Inc.	15,596	1,284,019
		69,751,302
Health care providers and services – 1.5%
Cardinal Health, Inc.	18,534	3,647,491
Cencora, Inc.	15,318	4,126,056
Centene Corp. (A)	36,815	2,194,174
CVS Health Corp.	100,211	9,117,197
DaVita, Inc. (A)	2,641	513,305
Elevance Health, Inc.	17,387	6,836,395
HCA Healthcare, Inc.	12,334	4,668,912
Henry Schein, Inc. (A)	7,880	603,450
Humana, Inc.	9,490	2,898,436
Labcorp Holdings, Inc.	6,536	1,699,752
McKesson Corp.	9,644	7,160,091
Quest Diagnostics, Inc.	8,672	1,690,173
The Cigna Group	20,749	5,755,773
UnitedHealth Group, Inc.	71,346	27,133,597
Universal Health Services, Inc., Class B	4,359	636,893
		78,681,695
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	12,282	2,141,244
Life sciences tools and services – 0.7%
Agilent Technologies, Inc.	22,276	3,019,066
Bio-Techne Corp.	12,309	636,129
Charles River Laboratories International, Inc. (A)	3,867	698,806
Danaher Corp.	49,549	9,051,116
IQVIA Holdings, Inc. (A)	13,347	2,431,957
Mettler-Toledo International, Inc. (A)	1,601	1,890,109
Revvity, Inc.	8,943	934,991
Thermo Fisher Scientific, Inc.	29,590	14,573,371
Waters Corp. (A)	7,722	2,961,928
West Pharmaceutical Services, Inc.	5,664	1,828,396
		38,025,869
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Company	160,423	9,172,987
Eli Lilly & Company	62,407	68,959,735
Johnson & Johnson	189,795	42,766,507
Merck & Company, Inc.	195,468	23,205,961
Pfizer, Inc.	447,709	11,721,022

45

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	90,711	$1,474,961
Zoetis, Inc.	33,234	2,581,949
		159,883,122
		424,867,902
Industrials – 8.1%
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	6,328	2,839,500
General Dynamics Corp.	20,366	7,063,336
General Electric Company	84,136	27,239,871
Howmet Aerospace, Inc.	32,157	8,304,545
Huntington Ingalls Industries, Inc.	3,153	971,660
L3Harris Technologies, Inc.	14,987	4,723,603
Lockheed Martin Corp.	16,243	8,616,099
Northrop Grumman Corp.	10,702	6,032,503
RTX Corp.	107,677	19,345,250
Textron, Inc.	13,958	1,280,786
The Boeing Company (A)	63,012	14,565,224
TransDigm Group, Inc.	4,532	5,702,706
		106,685,083
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	9,521	1,700,927
Expeditors International of Washington, Inc.	10,759	1,699,814
FedEx Corp.	17,349	7,143,451
United Parcel Service, Inc., Class B	59,291	6,325,757
		16,869,949
Building products – 0.4%
A.O. Smith Corp.	9,032	512,295
Allegion PLC	6,916	899,564
Builders FirstSource, Inc. (A)	8,849	674,825
Carrier Global Corp.	63,017	4,024,896
Johnson Controls International PLC	49,102	6,582,614
Lennox International, Inc.	2,564	1,287,538
Masco Corp.	16,316	1,146,199
Trane Technologies PLC	17,758	8,014,185
		23,142,116
Commercial services and supplies – 0.4%
Cintas Corp.	27,275	4,671,117
Copart, Inc. (A)	71,490	2,342,727
Republic Services, Inc.	16,148	3,236,705
Rollins, Inc.	23,583	1,122,551
Veralto Corp.	19,942	1,639,831
Waste Management, Inc.	29,761	6,293,261
		19,306,192
Construction and engineering – 0.3%
Comfort Systems USA, Inc.	2,821	5,157,380
EMCOR Group, Inc.	3,589	2,967,457
Quanta Services, Inc.	11,963	8,514,426
		16,639,263
Electrical equipment – 1.1%
AMETEK, Inc.	18,463	4,169,869
Eaton Corp. PLC	31,162	12,483,497
Emerson Electric Company	45,091	6,484,988
GE Vernova, Inc.	21,621	20,936,047
Generac Holdings, Inc. (A)	4,697	1,305,343
Hubbell, Inc.	4,268	2,021,367
Rockwell Automation, Inc.	9,008	4,063,148
Vertiv Holdings Company, Class A	30,688	9,688,508
		61,152,767
Ground transportation – 0.8%
CSX Corp.	149,132	6,749,714
JB Hunt Transport Services, Inc.	5,992	1,656,369
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Norfolk Southern Corp.	18,013	$5,493,244
Old Dominion Freight Line, Inc.	14,759	3,322,989
Uber Technologies, Inc. (A)	165,125	11,624,800
Union Pacific Corp.	47,611	12,504,553
		41,351,669
Industrial conglomerates – 0.3%
3M Company	42,265	6,472,039
Honeywell International, Inc.	50,923	12,112,545
		18,584,584
Machinery – 1.7%
Caterpillar, Inc.	37,328	32,694,475
Cummins, Inc.	11,084	7,167,247
Deere & Company	20,223	10,964,506
Dover Corp.	10,812	2,285,224
Fortive Corp.	25,107	1,464,240
IDEX Corp.	6,008	1,266,667
Illinois Tool Works, Inc.	21,036	5,201,782
Ingersoll Rand, Inc.	28,536	2,044,319
Nordson Corp.	4,235	1,216,843
Otis Worldwide Corp.	31,210	2,210,916
PACCAR, Inc.	42,141	4,651,102
Parker-Hannifin Corp.	10,126	8,552,723
Pentair PLC	13,155	931,900
Snap-on, Inc.	4,159	1,543,862
Stanley Black & Decker, Inc.	12,393	984,252
Wabtec Corp.	13,684	3,573,713
Xylem, Inc.	19,528	2,139,097
		88,892,868
Passenger airlines – 0.2%
Delta Air Lines, Inc.	52,076	4,295,228
Southwest Airlines Company	39,398	1,692,144
United Airlines Holdings, Inc. (A)	25,947	2,978,716
		8,966,088
Professional services – 0.3%
Automatic Data Processing, Inc.	32,305	7,166,541
Broadridge Financial Solutions, Inc.	9,366	1,439,742
Equifax, Inc.	9,664	1,602,195
Jacobs Solutions, Inc.	9,408	1,127,643
Leidos Holdings, Inc.	10,268	1,312,250
Paychex, Inc.	25,926	2,514,303
Verisk Analytics, Inc.	11,180	1,956,388
		17,119,062
Trading companies and distributors – 0.3%
Fastenal Company	92,141	4,072,632
United Rentals, Inc.	5,056	5,034,108
W.W. Grainger, Inc.	3,509	4,330,948
		13,437,688
		432,147,329
Information technology – 38.4%
Communications equipment – 1.3%
Arista Networks, Inc. (A)	84,173	13,423,068
Ciena Corp. (A)	11,485	6,663,942
Cisco Systems, Inc.	322,103	38,787,643
F5, Inc. (A)	4,601	1,764,253
Lumentum Holdings, Inc. (A)	5,815	4,971,592
Motorola Solutions, Inc.	13,499	5,443,877
		71,054,375
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	100,212	14,907,537
CDW Corp.	10,611	1,331,150
Coherent Corp. (A)	15,274	5,521,093
Corning, Inc.	63,657	11,532,102

46

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Jabil, Inc.	8,606	$3,137,403
Keysight Technologies, Inc. (A)	13,973	4,727,485
TE Connectivity PLC	23,919	5,104,554
Teledyne Technologies, Inc. (A)	3,826	2,371,470
Zebra Technologies Corp., Class A (A)	3,998	974,033
		49,606,827
IT services – 0.8%
Accenture PLC, Class A	50,155	9,382,496
Akamai Technologies, Inc. (A)	11,716	1,752,011
Cognizant Technology Solutions Corp., Class A	39,009	2,174,947
EPAM Systems, Inc. (A)	4,499	460,968
Gartner, Inc. (A)	5,748	932,326
GoDaddy, Inc., Class A (A)	11,027	946,447
IBM Corp.	76,203	22,693,253
VeriSign, Inc.	6,735	1,922,034
		40,264,482
Semiconductors and semiconductor equipment – 18.2%
Advanced Micro Devices, Inc. (A)	132,917	68,598,464
Analog Devices, Inc.	39,834	16,485,301
Applied Materials, Inc.	64,711	29,123,833
Broadcom, Inc.	386,536	172,692,689
First Solar, Inc. (A)	8,745	2,682,879
Intel Corp. (A)	382,826	43,902,486
KLA Corp.	10,684	20,531,550
Lam Research Corp.	101,796	32,389,451
Microchip Technology, Inc.	44,087	4,172,835
Micron Technology, Inc.	91,758	89,097,018
Monolithic Power Systems, Inc.	3,970	6,217,854
NVIDIA Corp.	1,981,121	418,293,881
NXP Semiconductors NV	20,509	6,590,567
ON Semiconductor Corp. (A)	32,146	3,877,451
Qnity Electronics, Inc.	17,090	2,666,040
Qualcomm, Inc.	87,005	21,839,995
Skyworks Solutions, Inc.	12,291	956,854
Teradyne, Inc.	12,765	4,778,067
Texas Instruments, Inc.	73,993	22,618,180
		967,515,395
Software – 8.8%
Adobe, Inc. (A)	33,470	8,675,759
AppLovin Corp., Class A (A)	22,094	13,545,610
Autodesk, Inc. (A)	17,285	3,998,193
Cadence Design Systems, Inc. (A)	22,196	8,321,946
Crowdstrike Holdings, Inc., Class A (A)	20,553	15,024,243
Datadog, Inc., Class A (A)	26,751	6,616,860
Fair Isaac Corp. (A)	1,931	2,414,889
Fortinet, Inc. (A)	51,511	7,106,973
Gen Digital, Inc.	44,854	1,156,785
Intuit, Inc.	22,684	7,520,427
Microsoft Corp.	605,390	272,570,794
Oracle Corp.	138,228	31,209,118
Palantir Technologies, Inc., Class A (A)	186,233	29,152,914
Palo Alto Networks, Inc. (A)	65,884	18,558,864
PTC, Inc. (A)	9,701	1,345,820
Roper Technologies, Inc.	8,686	2,827,554
Salesforce, Inc.	76,384	14,596,982
ServiceNow, Inc. (A)	85,264	10,604,284
Synopsys, Inc. (A)	15,592	7,415,867
Trimble, Inc. (A)	19,394	1,094,016
Tyler Technologies, Inc. (A)	3,504	1,097,278
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	17,357	$2,537,420
		467,392,596
Technology hardware, storage and peripherals – 8.4%
Apple, Inc.	1,196,926	373,512,728
Dell Technologies, Inc., Class C	24,218	10,193,598
Hewlett Packard Enterprise Company	108,380	4,664,675
HP, Inc.	74,853	2,024,025
NetApp, Inc.	16,156	2,815,829
Sandisk Corp. (A)	12,030	20,390,609
Seagate Technology Holdings PLC	17,776	15,639,325
Super Micro Computer, Inc. (A)	40,961	1,887,892
Western Digital Corp.	27,643	14,684,238
		445,812,919
		2,041,646,594
Materials – 1.6%
Chemicals – 0.8%
Air Products & Chemicals, Inc.	15,523	4,325,018
Albemarle Corp.	8,226	1,451,231
CF Industries Holdings, Inc.	10,883	1,222,705
Corteva, Inc.	46,904	3,671,645
Dow, Inc.	50,084	1,690,335
DuPont de Nemours, Inc.	28,543	1,382,052
Ecolab, Inc.	17,774	4,550,144
International Flavors & Fragrances, Inc.	17,879	1,359,698
Linde PLC	32,559	16,204,289
LyondellBasell Industries NV, Class A	17,983	1,198,567
PPG Industries, Inc.	15,634	1,766,329
The Mosaic Company	22,189	530,317
The Sherwin-Williams Company	16,071	4,883,013
		44,235,343
Construction materials – 0.2%
CRH PLC	46,723	5,082,995
Martin Marietta Materials, Inc.	4,207	2,446,959
Vulcan Materials Company	9,219	2,608,239
		10,138,193
Containers and packaging – 0.2%
Amcor PLC	33,656	1,306,526
Avery Dennison Corp.	5,381	855,956
Ball Corp.	18,716	1,023,204
International Paper Company	36,807	1,231,930
Packaging Corp. of America	6,237	1,365,342
Smurfit WestRock PLC	36,448	1,499,835
		7,282,793
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	100,181	6,582,894
Newmont Corp.	76,079	8,354,235
Nucor Corp.	15,969	3,992,250
Steel Dynamics, Inc.	9,567	2,488,855
		21,418,234
		83,074,563
Real estate – 1.7%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	11,852	588,807
Healthpeak Properties, Inc.	52,772	1,010,584
Ventas, Inc.	36,105	3,047,984

47

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	53,021	$10,886,802
		15,534,177
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	48,564	1,116,001
Industrial REITs – 0.2%
Prologis, Inc.	70,621	10,131,995
Office REITs – 0.0%
BXP, Inc.	11,214	672,952
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	22,069	2,759,508
CoStar Group, Inc. (A)	32,224	1,037,613
		3,797,121
Residential REITs – 0.2%
AvalonBay Communities, Inc.	10,772	1,965,998
Camden Property Trust	7,845	835,963
Equity Residential	26,095	1,707,918
Essex Property Trust, Inc.	4,899	1,335,663
Invitation Homes, Inc.	42,839	1,253,041
Mid-America Apartment Communities, Inc.	8,902	1,148,981
UDR, Inc.	22,872	843,977
		9,091,541
Retail REITs – 0.2%
Federal Realty Investment Trust	5,984	715,866
Kimco Realty Corp.	51,215	1,233,257
Realty Income Corp.	69,914	4,284,330
Regency Centers Corp.	12,509	967,571
Simon Property Group, Inc.	24,717	5,064,760
		12,265,784
Specialized REITs – 0.7%
American Tower Corp.	35,575	6,651,102
Crown Castle, Inc.	33,118	3,030,297
Digital Realty Trust, Inc.	24,538	4,662,220
Equinix, Inc.	7,468	7,976,123
Extra Space Storage, Inc.	16,146	2,330,029
Iron Mountain, Inc.	22,493	2,884,727
Public Storage	12,011	3,647,621
SBA Communications Corp.	8,096	1,644,783
VICI Properties, Inc.	81,194	2,291,295
Weyerhaeuser Company	54,800	1,343,148
		36,461,345
		89,070,916
Utilities – 2.1%
Electric utilities – 1.4%
Alliant Energy Corp.	20,577	1,473,519
American Electric Power Company, Inc.	43,322	5,487,598
Constellation Energy Corp.	24,957	7,181,377
Duke Energy Corp.	62,262	7,641,415
Edison International	30,809	2,154,781
Entergy Corp.	36,212	3,948,919
Evergy, Inc.	18,426	1,511,669
Eversource Energy	30,065	2,052,538
Exelon Corp.	81,905	3,738,144
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	41,638	$1,931,587
NextEra Energy, Inc.	166,786	14,512,050
NRG Energy, Inc.	17,018	2,281,773
PG&E Corp.	176,038	2,876,461
Pinnacle West Capital Corp.	9,598	957,305
PPL Corp.	59,286	2,098,132
The Southern Company	88,160	8,115,128
Xcel Energy, Inc.	47,397	3,768,062
		71,730,458
Gas utilities – 0.0%
Atmos Energy Corp.	13,247	2,240,465
Independent power and renewable electricity producers – 0.1%
The AES Corp.	57,077	837,320
Vistra Corp.	25,509	4,087,307
		4,924,627
Multi-utilities – 0.6%
Ameren Corp.	22,157	2,392,291
CenterPoint Energy, Inc.	52,282	2,209,437
CMS Energy Corp.	24,559	1,782,247
Consolidated Edison, Inc.	28,895	3,052,179
Dominion Energy, Inc.	68,383	4,577,558
DTE Energy Company	16,633	2,376,357
NiSource, Inc.	38,322	1,771,243
Public Service Enterprise Group, Inc.	39,978	3,144,270
Sempra	52,272	4,659,003
WEC Energy Group, Inc.	26,049	2,892,741
		28,857,326
Water utilities – 0.0%
American Water Works Company, Inc.	15,614	1,924,738
		109,677,614
TOTAL COMMON STOCKS (Cost $3,050,890,981)		$5,215,149,376
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 3.5217% (D)(E)	9,206,112	92,067,567
TOTAL SHORT-TERM INVESTMENTS (Cost $92,073,909)		$92,067,567
Total Investments (U.S. Sector Rotation Fund) (Cost $3,142,964,890) – 99.9%		$5,307,216,943
Other assets and liabilities, net – 0.1%		5,998,558
TOTAL NET ASSETS – 100.0%		$5,313,215,501
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $2,030,347.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 5-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,102,346.

48

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	274	Long	Jun 2026	$97,357,222	$104,061,775	$6,704,553
						$6,704,553

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
49

John Hancock Funds II
Portfolio of Investments — May 31, 2026 (unaudited) (showing percentage of total net assets)

The following funds had the following sector composition as a percentage of net assets on 5-31-26:
International Strategic Equity Allocation Fund
Financials	21.6%
Information technology	20.6%
Industrials	13.4%
Consumer discretionary	7.4%
Materials	6.4%
Health care	6.3%
Consumer staples	4.8%
Energy	4.4%
Communication services	4.2%
Utilities	2.9%
Real estate	1.2%
Short-term investments and other	6.8%
TOTAL	100.0%
50

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$920,296,335	$894,290,319	$26,003,932	$2,084
U.S. Government and Agency obligations	215,273,369	—	215,273,369	—
Corporate bonds	114,943,304	—	114,943,304	—
Term loans	122,999,591	—	122,999,591	—
Short-term investments	58,889,866	58,889,866	—	—
Total investments in securities	$1,432,402,465	$953,180,185	$479,220,196	$2,084
Derivatives:
Liabilities
Written options	$(8,182,162)	—	$(8,182,162)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$923,116,094	—	$923,116,094	—
Foreign government obligations	14,129,730	—	14,129,730	—
Corporate bonds	480,289,340	—	480,289,340	—
51

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Fund (continued)
Municipal bonds	$2,250,143	—	$2,250,143	—
Collateralized mortgage obligations	177,117,755	—	177,117,755	—
Asset-backed securities	106,332,723	—	106,332,723	—
Short-term investments	80,031,748	$80,031,748	—	—
Total investments in securities	$1,783,267,533	$80,031,748	$1,703,235,785	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$186,928,678	—	$186,928,678	—
Austria	12,262,473	—	12,262,473	—
Belgium	28,967,827	—	28,967,827	—
Brazil	51,309,049	$51,309,049	—	—
Canada	411,838,543	411,222,854	615,689	—
Chile	9,180,023	6,219,971	2,960,052	—
China	285,435,163	3,778,601	281,656,562	—
Colombia	1,033,429	1,033,429	—	—
Czech Republic	2,516,542	—	2,516,542	—
Denmark	50,647,887	—	50,647,887	—
Egypt	52,053	—	52,053	—
Finland	51,783,167	—	51,783,167	—
France	251,642,458	—	251,642,458	—
Germany	260,716,640	—	260,716,640	—
Greece	8,315,235	—	8,315,235	—
Hong Kong	111,480,501	814,660	110,665,841	—
Hungary	5,590,781	—	5,590,781	—
India	177,991,138	—	177,118,774	$872,364
Indonesia	2,853,792	—	2,853,792	—
Ireland	29,218,718	11,505,589	17,713,129	—
Israel	33,601,292	7,323,979	26,277,313	—
Italy	104,978,622	—	104,978,622	—
Japan	710,660,453	—	710,660,453	—
Kuwait	9,406,881	—	9,406,881	—
Luxembourg	8,095,778	—	8,095,778	—
Macau	633,910	—	633,910	—
Malaysia	12,529,144	—	12,529,144	—
Mexico	34,241,326	32,923,768	1,317,558	—
Netherlands	207,674,503	7,931,165	199,743,338	—
New Zealand	6,430,784	—	6,430,784	—
Norway	20,458,525	—	20,458,525	—
Peru	4,069,758	4,069,758	—	—
Philippines	4,842,357	—	4,842,357	—
Poland	17,741,438	—	17,741,438	—
Portugal	5,235,376	—	5,235,376	—
Qatar	8,771,097	—	8,771,097	—
Saudi Arabia	41,625,740	—	41,625,740	—
Singapore	32,387,747	3,495,989	28,891,758	—
South Africa	44,902,746	—	44,902,746	—
South Korea	392,660,640	—	392,660,640	—
Spain	109,497,095	—	109,497,095	—
Sweden	105,319,966	10,491,094	94,828,872	—
Switzerland	294,398,777	—	294,398,777	—
Taiwan	477,696,866	—	477,696,866	—
Thailand	19,827,428	—	19,827,428	—
Turkey	6,466,492	—	6,466,492	—
United Arab Emirates	19,385,701	—	19,385,701	—
United Kingdom	407,080,387	2,755,072	404,325,315	—
52

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
United States	$26,719,597	$12,648,597	$14,071,000	—
Preferred securities
Brazil	19,075,756	19,075,756	—	—
Chile	1,685,485	1,685,485	—	—
Colombia	899,305	899,305	—	—
Germany	8,118,706	—	8,118,706	—
India	12,806	—	12,806	—
South Korea	16,541,042	—	16,541,042	—
Rights	45,878	—	45,878	—
Warrants	40,762	31	40,731	—
Short-term investments	366,623,128	40,700,365	325,922,763	—
Total investments in securities	$5,520,147,391	$629,884,517	$4,889,390,510	$872,364
Derivatives:
Assets
Futures	$29,815,631	$29,815,631	—	—
Liabilities
Futures	(264,343)	(264,343)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$89,428,665	$89,428,665	—	—
Consumer staples	43,508,982	43,508,982	—	—
Energy	105,106,263	105,106,263	—	—
Financials	230,132,872	230,132,872	—	—
Health care	92,725,644	92,725,644	—	—
Industrials	258,908,870	258,908,870	—	—
Information technology	239,467,422	239,467,422	—	—
Materials	59,848,741	49,992,001	$9,856,740	—
Real estate	103,229,436	103,229,436	—	—
Utilities	88,303,269	88,303,269	—	—
Convertible bonds	8,939,914	—	8,939,914	—
Corporate bonds	900,530	—	900,530	—
Short-term investments	40,211,378	40,211,378	—	—
Total investments in securities	$1,360,711,986	$1,341,014,802	$19,697,184	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$561,440,284	$561,440,284	—	—
Consumer discretionary	499,563,621	499,557,653	$5,968	—
Consumer staples	225,951,847	225,951,847	—	—
Energy	169,219,890	169,219,890	—	—
Financials	578,488,816	578,488,816	—	—
Health care	424,867,902	424,766,114	—	$101,788
Industrials	432,147,329	432,147,329	—	—
Information technology	2,041,646,594	2,041,646,594	—	—
Materials	83,074,563	83,074,563	—	—
Real estate	89,070,916	89,070,916	—	—
Utilities	109,677,614	109,677,614	—	—
Short-term investments	92,067,567	92,067,567	—	—
Total investments in securities	$5,307,216,943	$5,307,109,187	$5,968	$101,788
53

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Derivatives:
Assets
Futures	$6,704,553	$6,704,553	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust	403,888	$2,995,314	$100,545,643	$(99,501,686)	$2	$(115)	$1,361	—	$4,039,158
Core Bond Fund
John Hancock Collateral Trust	177,589	$640,120	$340,507,147	$(339,369,259)	$(1,917)	$(76)	$67,013	—	$1,776,015
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	4,069,752	$32,769,630	$601,397,770	$(593,447,369)	$(15,565)	$(4,101)	$674,983	—	$40,700,365
Mid Value Fund
John Hancock Collateral Trust	1,985,362	$9,688,735	$156,508,247	$(146,339,498)	$(956)	$(1,516)	$224,181	—	$19,855,012
U.S. Sector Rotation Fund
John Hancock Collateral Trust	9,206,112	$169,665,006	$387,791,334	$(465,357,358)	$(12,183)	$(19,232)	$4,864,215	—	$92,067,567
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
54